As filed with the Securities and Exchange Commission on December 10, 2021

1933 Act Registration File No. 333-40128
1940 Act File No. 811-09997

SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933		[	X	]
Pre-Effective Amendment No.		[		]
Post-Effective Amendment No.	94	[	X	]
and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940		[	X	]
Amendment No.	96	[	X	]
(Check appropriate box or boxes.)

BAIRD FUNDS, INC.
(Exact Name of Registrant as Specified in Charter)

777 East Wisconsin Avenue
Milwaukee, WI 53202
(Address of Principal Executive Offices, including Zip Code)

Registrant’s Telephone Number, including Area Code: (414) 765-3500

Charles M. Weber, Esq.	Copy to:
Robert W. Baird & Co. Incorporated	Carol A Gehl, Esq.
777 East Wisconsin Avenue	Godfrey & Kahn, S.C.
Milwaukee, WI 53202	833 Michigan Street, Suite 1800
(Name and Address of Agent for Service)	Milwaukee, WI 53202

It is proposed that this filing will become effective (check appropriate box)

[		]	immediately upon filing pursuant to paragraph (b)
[	X	]	On December 10, 2021 pursuant to paragraph (b)
[		]	60 days after filing pursuant to paragraph (a)(1)
[		]	on (date) pursuant to paragraph (a)(1)
[		]	75 days after filing pursuant to paragraph (a)(2)
[		]	on (date) pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:

[ ]    This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Explanatory Note: This Post-Effective Amendment No. 94 to the Registration Statement of Baird Funds, Inc. is being filed for the purpose of responding to Staff comments with respect to the reclassification of the Baird SmallCap Value Fund (to be renamed the Baird Equity Opportunity Fund) as non-diversified and to make other strategy changes related to the retention of a new subadvisor to the Fund.

Prospectus

December 13, 2021

Baird Equity Opportunity Fund

(Investor Class: BSVSX)
(Institutional Class: BSVIX)

The U.S. Securities and Exchange Commission (the "SEC") has not approved or disapproved of these securities or determined if this prospectus is truthful or complete. Any representation to the contrary is a criminal offense.

Summary Section

Baird Equity Opportunity Fund

Investment Objective
The investment objective of the Baird Equity Opportunity Fund (the “Fund”) is to provide long-term capital appreciation.

Fees and Expenses of the Fund
The table below describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.

Shareholder Fees
(fees paid directly from your investment)
None

Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

	Investor Class Shares	Institutional Class Shares
Management Fees(1)	1.25%	1.25%
Distribution and Service (12b-1) Fees	0.25%	None
Other Expenses(2)	0.39%	0.39%
Total Annual Fund Operating Expenses	1.89%	1.64%
Less: Fee Waiver/Expense Reimbursement(3)	-0.39%	-0.39%
Total Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursement	1.50%	1.25%
(1)Effective December 12, 2021 the Fund’s management fee increased from 0.85% to 1.25% as approved by shareholders at a meeting held on December 7, 2021.
(2)On December 13, 2021, the Fund acquired the assets of the Baird Small/Mid Cap Value Fund, a former series of Baird Funds, Inc. (the “Company”). Accordingly, “Other Expenses” are based on amounts estimated to be incurred for the current fiscal year after giving effect to this transaction.
(3)Robert W. Baird & Co. Incorporated (the “Advisor”) has contractually agreed to waive management fees and/or reimburse other expenses in order to limit the Fund’s total annual fund operating expenses to 1.25% and 1.50% of average daily net assets for the Institutional Class and Investor Class shares, respectively. The Advisor’s expense reimbursement agreement includes the fees and expenses incurred by the Fund in connection with the Fund’s investments in other investment companies (to the extent, in the aggregate, such expenses exceed 0.0049% of the Fund’s net assets) and interest expense, but excludes taxes, brokerage commissions and extraordinary expenses. If such excluded expenses were incurred, Fund expenses would be higher. The agreement will continue in effect through at least April 30, 2025 and may only be terminated prior to the end of this term by or with the consent of the Board of Directors. The Advisor is not entitled to recoup any fees waived and/or expenses reimbursed under the agreement.

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Please note that the one-year and three-year numbers below are based on the Fund’s net expenses resulting from the expense reimbursement agreement described above. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Investor Class Shares	$153	$474	$864	$2,072
Institutional Class Shares	$127	$397	$732	$1,800

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in total annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 61% of the average value of its portfolio. With the appointment of Greenhouse Funds LLLP (“Greenhouse” or the “Subadvisor”) as the Fund’s investment sub-advisor effective as of December 12, 2021, it is expected that the Fund’s portfolio turnover rate will be higher, at least temporarily, as the Subadvisor adjusts the Fund’s holdings to reflect changes made to the Fund’s principal investment strategies.

Principal Investment Strategies
The Fund normally invests at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities. However, the Fund will not borrow for investment purposes.

The Fund invests primarily in a select portfolio of equity securities of companies with small- to medium-market capitalizations (those with market capitalizations, at the time of purchase, of less than $20 billion). Although the Fund invests principally in U.S. companies, the Fund may invest up to 15% of its total assets in equity securities of foreign companies.

Equity securities in which the Fund may invest include common stocks, preferred stocks, American Depositary Receipts (“ADRs”) or other depositary shares or receipts, rights, warrants, exchange-traded funds (“ETFs”), and options whose reference asset is an equity security or equity securities index. In addition to equity ETFs, the Fund may also invest in ETFs generally. The Fund may also purchase and sell (or write) options to hedge its portfolio or enhance returns.

The Fund will normally hold a limited number (typically 25 to 50) of companies. However, the Fund may hold fewer or more companies from time to time and invest in companies with larger market capitalizations when the Subadvisor believes doing so will help efforts to achieve the Fund’s investment objective. The Fund will hold a mix of both value and growth stocks as part of the Subadvisor’s opportunistic approach to investing.

The Fund is “non-diversified,” meaning that it may invest a greater percentage of its assets in a smaller number of companies than a diversified mutual fund. Given the Subadvisor’s opportunistic investment strategy, the Fund will generally be overweight in certain sectors and underweight in other sectors, as compared to the sector weightings in the Russell 2000 Index (the Fund’s benchmark index), based on the Subadvisor’s judgment of the sectors’ relative attractiveness and its individual securities selection. The Fund may have little or no exposure to certain sectors. The Fund’s sector exposures will likely change over time, as macroeconomic, market, sector and company specific conditions change.

In selecting investments for the Fund, the Subadvisor employs bottom-up research and fundamental analyses with a focus on companies that the Subadvisor believes possess a favorable risk/return profile. The Subadvisor seeks attractive opportunities for the Fund by evaluating industry dynamics and competitive forces as well as a company’s business model, earnings quality, profitability, cash flows, management acumen and demonstrated capital stewardship. Extensive financial modeling and valuation assessments are then used to calculate the expected risk and return, after which the Subadvisor exercises its experience and judgment to determine timing and position sizing.

The Subadvisor seeks companies with the following key attributes:

•Large addressable market with a well-structured competitive landscape;
•Attractive business model with a sustainable competitive advantage;
•Stable or expanding profit margins and return on capital;
•Positive and growing free cash flow;
•Disciplined management team practicing intelligent capital deployment; and
•The presence or prediction of meaningful change including business model, product set, management, capital allocation strategy and valuation.

The Subadvisor also considers environmental, social and governance (ESG) factors as part of its overall investment decision-making because of the impacts those factors may have on a company’s performance. The Subadvisor believes ESG factors vary across companies, industries and sectors and therefore does not apply exclusionary ESG screens in selecting investments for the Fund. There are not universally accepted ESG factors and the Subadvisor will consider them in its discretion.

The Subadvisor considers the following factors, among others, in deciding to sell positions: when the price objective has been reached with no change to underlying fundamentals, when a significant negative event changes the Subadvisor’s view of the company’s prospects, when target catalysts are realized or when an investment loses its attractiveness relative to other potential opportunities. The Subadvisor will also trim or sell securities to manage the Fund’s risk related to position sizing.

Although the Subadvisor’s target investment horizon is generally measured in years, the Subadvisor may from time to time engage in short-term trading for the Fund to take advantage of potential opportunities, which may increase portfolio turnover.

Principal Risks
Please be aware that you may lose money by investing in the Fund. The following is a summary description of certain risks of investing in the Fund.

Stock Market Risks
Stock prices vary and may fall, thus reducing the value of the Fund’s investments. Certain stocks selected for the Fund’s portfolio may decline in value more than the overall stock market. U.S. and international markets have recently experienced extreme price volatility and reduced liquidity. Continuing market problems may have adverse effects on the Fund.

Management Risks
The Subadvisor’s judgment about the attractiveness, value and potential appreciation of particular companies’ stocks may prove to be incorrect. Such errors could result in a negative return to the Fund and a loss to you.

Non-Diversified Fund Risks
As a non-diversified fund, the Fund may invest a larger percentage of its assets in a smaller number of companies compared to a diversified fund. As a result, a decline in value of one or a few securities held by the Fund will more adversely impact the Fund’s performance than if the Fund’s assets were more evenly invested in a larger number of companies. The Fund’s share price can be expected to fluctuate more than that of a similar fund that is diversified.

Equity Securities Risks
Equity securities may experience sudden, unpredictable drops in value or long periods of decline in value. This change may occur because of factors that affect securities markets generally or factors affecting specific industries, sectors or companies in which the Fund invests.

Common Stock Risks
Common stocks are susceptible to general stock market fluctuations and to volatile increases and decreases in value as market confidence in and perceptions of their issuers change. Holders of common stocks are generally subject to greater risk than holders of preferred stocks and debt obligations of the same issuer because common stockholders generally have inferior rights to receive payments from issuers in comparison with the rights of preferred stockholders, bondholders and other creditors.

Smaller Market Capitalization Risks
Stocks of companies with small and medium market capitalizations involve a higher degree of risk than investments in the broad-based equities market. Small- to mid-capitalization stocks are often more volatile and less liquid than investments in larger companies, and are more likely to be adversely affected by poor economic or market conditions. In addition, small- to mid-capitalization companies may lack the management experience, financial resources and product diversification of larger companies, making them more susceptible to market pressures and business failure.

Economic Sector Risks
The Fund may invest a higher percentage of its total assets in one or more economic sectors, which may involve being overweight in those sectors relative to the Fund’s benchmark index. Adverse conditions impacting those sectors may have a significant negative impact on the Fund’s absolute and relative performance.

Options Risks
The Fund may purchase and sell (or write) call and put options. Options are subject to various types of risks, including market risk, liquidity risk, volatility risk, counterparty risk, legal risk and operations risk. With options purchased by the Fund, the risk is limited to the premium paid for the option if the underlying stock price moves in the opposite direction from desired and the option expires worthless. For options sold or written by the Fund, the primary risk is that the underlying stock price may move directionally away from the exercise price resulting in the option holder exercising the option and requiring the Fund to either deliver the securities (in the case of a call option) or pay for the securities (in the case of a put option) and recognize a significant loss.

ETF Risks
You will indirectly bear fees and expenses charged by the ETFs in which the Fund invests, in addition to the Fund’s direct fees and expenses. Accordingly, your cost of investing in the Fund will generally be higher than the cost of investing directly in the ETF. The market price of ETF shares may trade at a discount to their net asset value or an active trading market for ETF shares may not develop or be maintained. ETFs in which the Fund invests typically will not be able to replicate exactly the performance of the underlying assets they track.

New Subadvisor Risks
The Subadvisor has not previously served as a sub-adviser to a registered investment company. It is possible the Subadvisor may not achieve the Fund’s intended investment objective.

Portfolio Turnover Risks
The Fund may from time to time buy and sell portfolio securities and other assets to transition the Fund’s portfolio to the Subadvisor’s strategy or to rebalance the Fund’s exposure to various economic sectors. Higher portfolio turnover may result in the Fund paying higher levels of transaction costs and generating greater tax liabilities for shareholders. Portfolio turnover risk may cause the Fund’s performance to be less than you expect.

Foreign Securities Risks
Securities of foreign issuers and ADRs are subject to certain inherent risks, such as political or economic instability of the country of issue and government policies, tax rates, withholding of foreign taxes, prevailing interest rates and credit conditions that may differ from those affecting domestic corporations. Securities of foreign issuers and ADRs may also be subject to currency fluctuations and controls and greater fluctuation in price than the securities of domestic corporations. Foreign companies generally are subject to different auditing and financial reporting standards than those applicable to domestic companies.

The United Kingdom (UK) withdrew from the European Union (EU) on January 31, 2020 following a June 2016 referendum referred to as “Brexit.” Although the UK and EU have made a trade agreement that was entered into force on May 1, 2021, certain post-EU arrangements were outside the scope of the negotiating mandate and remain unresolved and subject to further negotiation and agreement. There is significant market uncertainty regarding Brexit’s ramifications, and the range of possible political, regulatory, economic and market outcomes are difficult to predict. The uncertainty surrounding the UK’s economy, and its legal, political, and economic relationship with the remaining member states of the EU, may continue to be a source of instability and cause considerable disruption in securities markets, including increased volatility and illiquidity, as well as currency fluctuations in the British pound’s exchange rate against the U.S. dollar.

Small Fund Risk
There can be no assurance that the Fund will grow to or maintain an economically viable size.

Shareholder Concentration Risk
A large percentage of the Fund’s shares are held by a small number of shareholders, including persons and entities related to the Advisor. A large redemption by one or more of these shareholders could materially increase the Fund’s transaction costs and could increase the Fund’s ongoing operating expenses, which would negatively impact the remaining shareholders of the Fund.

ESG Considerations Risk
Consideration of ESG factors in the investment process may cause the Subadvisor to forgo opportunities to invest in certain companies or to gain exposure to certain industries or regions and, therefore, carries the risk that, under certain market conditions, the Fund may underperform funds that do not consider such factors.

Recent Market Events
U.S. and international markets have experienced significant periods of volatility in recent months and years due to a number of economic, political, social and global macro factors including the impact of the coronavirus (COVID-19) global pandemic, which resulted in a public health crisis, business interruptions, growth concerns in the U.S. and overseas, travel restrictions, changed travel and social behaviors, rising inflation, and reduced consumer spending. While U.S. and global economies are recovering from the effects of COVID-19 the recovery is proceeding at slower than expected rates and may last for a prolonged period of time.

Tax Risk
Shareholders who are not tax-exempt may experience tax consequences as the Fund’s portfolio is transitioned to the Subadvisor’s strategy. The Fund will generate capital gains (or losses) on the sale of its portfolio securities. The amount of capital gains generated could be significant and the Fund would be required to distribute those capital gains to shareholders. You should consult your tax adviser for further information about federal, state and local tax consequences relative to your specific situation.

Cybersecurity Risk
With the increased use of technologies such as the Internet to conduct business, the Fund is susceptible to operational, information security, and related risks. Cyber incidents affecting the Fund or its service providers may cause disruptions and impact business operations, potentially resulting in financial losses, interference with the Fund’s ability to calculate its net asset value (“NAV”), impediments to trading, the inability of shareholders to transact business, violations of applicable privacy and other laws, regulatory fines, penalties, reputational damage, reimbursement or other compensation costs, or additional compliance costs.

Performance
The performance information provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for one and five years and since inception period compare with those of a broad measure of market performance. Past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future. The Subadvisor became the Fund’s sub-advisor as of December 12, 2021 and the Fund’s name changed to the Baird Equity Opportunity Fund. Prior to December 12, 2021, the Fund was known as the Baird SmallCap Value Fund and was managed by the Advisor without the use of a sub-advisor and with a different investment strategy. The performance results shown in the bar chart and table are from periods during which the Fund was managed by the Advisor prior to the retention of the Subadvisor and when the Fund was managed as a diversified portfolio for purposes of the Investment Company Act of 1940. The performance record below does not illustrate the performance of the Subadvisor or the Fund’s investment strategy in effect as of the date of this prospectus. Updated performance information is available on the

Fund’s website at www.bairdfunds.com or by calling the Fund toll-free at 1‑866-442-2473.

Calendar Year Returns for Institutional Class Shares
The calendar year-to-date return for the Fund’s Institutional Class Shares as of
September 30, 2021 was 10.80%.

Best quarter:	4th quarter 2020	27.62%
Worst quarter:	1st quarter 2020	-27.11%

Average Annual Total Returns as of December 31, 2020
	1 Year	5 Years	Since Inception (5/1/12)
Institutional Class
Return Before Taxes	2.85%	6.69%	7.73%
Return After Taxes on Distributions	1.56%	5.96%	7.14%
Return After Taxes on Distributions and Sale of Fund Shares	2.58%	5.20%	6.18%
Investor Class
Return Before Taxes	2.54%	6.43%	7.46%
Russell 2000® Index(1) (reflects no deduction for fees, expenses or taxes)	19.96%	13.26%	12.26%
Russell 2000® Value Index (reflects no deduction for fees, expenses or taxes)	4.63%	9.65%	9.56%
(1)    Effective December 12, 2021, the Fund’s primary benchmark was changed to the Russell 2000® Index, replacing the Russell 2000® Value Index, because it is a more comparative benchmark to the Fund’s principal investment strategies under the Subadvisor’s management.

After‑tax returns are shown only for Institutional Class shares, and the after‑tax returns for Investor Class shares will vary. After‑tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after‑tax returns depend on your tax situation and may differ from those shown. After‑tax returns are not relevant if you hold your shares through a tax‑deferred account, such as a 401(k) plan or an individual retirement account.

The Return After Taxes on Distributions and Sale of Fund Shares may be higher than other return figures when a capital loss occurs upon the redemption of Fund shares and provides an assumed tax benefit that increases the after‑tax return.

Investment Advisor
Robert W. Baird & Co. Incorporated is the Fund’s investment advisor.

Investment Subadvisor
Greenhouse Funds LLLP is the Fund’s sub-advisor.

Portfolio Manager

Name	Portfolio Manager of the Fund Since	Title
Joseph Milano	December 2021	Founder and Chief Investment Officer of the Subadvisor

Purchase and Sale of Fund Shares, Taxes and Financial Intermediary Compensation

Purchase and Sale of Fund Shares
You may purchase or redeem shares of the Fund on any day the New York Stock Exchange (the “NYSE”) is open by written request via mail (Baird Funds, Inc. c/o U.S. Bank Global Fund Services, P.O. Box 701, Milwaukee, WI 53201-0701) or overnight delivery (Baird Funds, Inc. c/o U.S. Bank Global Fund Services, 615 E. Michigan Street, Third Floor, Milwaukee, WI 53202), by wire transfer, by telephone at 1‑866‑442-2473, or through a financial intermediary. Purchases and redemptions by telephone are only permitted if you previously established these options on your account.

The minimum initial and subsequent investment amounts are shown below, although the Fund may reduce or waive them in some cases in its discretion.

	Initial Purchase	Subsequent Purchases
Investor Class	$1,000 – Individual Retirement Accounts (Traditional/Roth/SIMPLE/SEP IRAs) and Coverdell Education Savings Account	$100
	$2,500 – All Other Accounts	$100
Institutional Class	$10,000 – All Account Types	No minimum

Tax Information
The Fund’s distributions may be subject to federal income tax and may be taxed as ordinary income or long-term capital gains unless you are investing through a tax-deferred or other tax-advantaged arrangement, such as a 401(k) plan or an individual retirement account (“IRA”). You may be taxed later upon the withdrawal of monies from such tax-deferred or other tax-advantaged arrangements.

Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase Fund shares through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. In addition, some broker-dealers may regard Institutional Class shares of the Fund as “clean” shares and charge you a commission on the purchase of such shares. Ask your salesperson or visit your financial intermediary’s website for more information.

Principal Investment Strategies, Related Risks and Disclosure of Portfolio Holdings

This Prospectus describes the Baird Equity Opportunity Fund (the “Fund”), offered by Baird Funds, Inc. (“Baird Funds” or the “Company”). The Fund was previously named the Baird SmallCap Value Fund.

Investment Objective
The investment objective of the Fund is to provide long-term capital appreciation.

The investment objective is fundamental and may not be changed without shareholder approval. The percentage limitations set forth under “Principal Investment Strategies” are measured at the time of investment.

Principal Investment Strategies
The Fund normally invests at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities. However, the Fund will not borrow for investment purposes.

The Fund invests primarily in a select portfolio of equity securities of companies with small- to medium-market capitalizations (those with market capitalizations, at the time of purchase, of less than $20 billion). Although the Fund invests principally in U.S. companies, the Fund may invest up to 15% of its total assets in equity securities of foreign companies.

Equity securities in which the Fund may invest include common stocks, preferred stocks, ADRs or other depositary shares or receipts, rights, warrants, ETFs, and options whose reference asset is an equity security or equity securities index. In addition to equity ETFs, the Fund may also invest in ETFs generally, or may invest cash temporarily in ETFs until individual securities are identified for purchase or until the Fund is able to purchase securities in a sector. The Fund may also purchase and sell (or write) options to hedge its portfolio or enhance returns.

The Fund will normally hold a limited number (typically 25 to 50) of companies. However, the Fund may hold fewer or more companies from time to time and invest in companies with larger market capitalizations when the Subadvisor believes doing so will help efforts to achieve the Fund’s investment objective. The Fund will hold a mix of both value and growth stocks as part of the Subadvisor’s opportunistic approach to investing.

The Fund is “non-diversified,” meaning that it may invest a greater percentage of its assets in a smaller number of companies than a diversified mutual fund. Given the Subadvisor’s opportunistic investment strategy, the Fund will generally be overweight in certain sectors and underweight in other sectors, as compared to the sector weightings in the Russell 2000 Index (the Fund’s benchmark index), based on the Subadvisor’s judgment of the sectors’ relative attractiveness and its individual securities selection. The Fund may have little or no exposure to certain sectors. The Fund’s sector exposures will likely change over time, as macroeconomic, market, sector and company specific conditions change.

In selecting investments for the Fund, the Subadvisor employs bottom-up research and fundamental analyses with a focus on companies that the Subadvisor believes possess a favorable risk/return profile. The Subadvisor seeks attractive opportunities for the Fund by evaluating industry dynamics and competitive forces as well as a company’s business model, earnings quality, profitability, cash flows, management acumen and demonstrated capital stewardship. Extensive financial modeling and valuation assessments are then used to calculate the expected risk and return, after which the Subadvisor exercises its experience and judgment to determine timing and position sizing.

The Subadvisor seeks companies with the following key attributes:

•Large addressable market with a well-structured competitive landscape;
•Attractive business model with a sustainable competitive advantage;
•Stable or expanding profit margins and return on capital;
•Positive and growing free cash flow;
•Disciplined management team practicing intelligent capital deployment; and
•The presence or prediction of meaningful change including business model, product set, management, capital allocation strategy and valuation.

The Subadvisor also considers ESG factors as part of its overall investment decision-making because of the impacts those factors may have on a company’s performance. The Subadvisor believes ESG factors vary across companies, industries and sectors and therefore does not apply exclusionary ESG screens in selecting investments for the Fund. There are not universally accepted ESG factors and the Subadvisor will consider them in its discretion.

The Subadvisor considers the following factors, among others, in deciding to sell positions: when the price objective has been reached with no change to underlying fundamentals, when a significant negative event changes the Subadvisor’s view of the company’s prospects, when target catalysts are realized or when an investment loses its attractiveness relative to other potential opportunities. The Subadvisor will also trim or sell securities to manage the Fund’s risk related to position sizing.

Although the Subadvisor’s target investment horizon is generally measured in years, the Subadvisor may from time to time engage in short-term trading for the Fund to take advantage of potential opportunities, which may increase portfolio turnover.

Other Principal Investment Strategies

Cash or Similar Investments; Temporary Strategies	Investment Grade Securities are:
Under normal circumstances, the Fund may invest up to 20% of its net assets in cash or liquid reserves (such as U.S. government securities, money market mutual funds, repurchase agreements, commercial paper or certificates of deposit). The Fund may invest up to 100% of its total assets in cash or similar short-term investment grade securities (such as U.S. government securities, money market mutual funds, repurchase agreements, commercial paper or certificates of deposit) as a temporary defensive position during adverse market, economic or political conditions and in other limited circumstances. To the extent the Fund engages in any temporary strategies or maintains a substantial cash position, the Fund may not achieve its investment objective. To the extent that the Fund invests in money market funds, there will be some duplication of expenses because the Fund would bear its pro rata portion of such money market fund’s management fees and operational expenses.	Securities rated in one of the four highest categories by Standard & Poor’s (“S&P”), Moody’s Investors Service, Inc. (“Moody’s”), Fitch Ratings (“Fitch”) or another nationally recognized statistical rating organization.

For the Fund, the percentage limitations set forth under “Principal Investment Strategies” is measured at the time of investment.

Foreign Securities and ADRs
The Fund may invest up to 15% of its total assets in common stocks, ADRs or other depositary shares or receipts, or ordinary shares of publicly-traded foreign issuers. ADRs are receipts generally issued by U.S. banks or trust companies evidencing ownership of the underlying foreign securities and denominated in U.S. dollars. ADRs may be sponsored or unsponsored. “Sponsored” ADRs are issued jointly by the issuer of the underlying security and the depository and “unsponsored” ADRs are issued without the participation of the issuer of the deposited security. Holders of unsponsored ADRs generally bear all costs of the facility. With sponsored facilities, the underlying issuer typically bears some of the costs of the facility.

Principal Risks
Stock Market Risks
Stock prices vary and may fall, thus reducing the value of the Fund’s investments. Certain stocks selected for the Fund’s portfolio may decline in value more than the overall stock market. U.S. and international markets have recently experienced extreme price volatility and reduced liquidity. As a result, many of the above risks may be increased. Continuing market problems may have adverse effects on the Fund.

Management Risks
The Subadvisor’s judgment about the attractiveness, value and potential appreciation of particular companies’ stocks may prove to be incorrect. Such errors could result in a negative return to the Fund and a loss to you.

Non-Diversified Fund Risks
As a non-diversified fund, the Fund may invest a larger percentage of its assets in a smaller number of companies compared to a diversified fund. As a result, a decline in value of one or a few securities held by the Fund will more adversely impact the Fund’s performance than if the Fund’s assets were more evenly invested in a larger number of companies. The Fund’s share price can be expected to fluctuate more than that of a similar fund that is diversified.

Equity Securities Risks
Equity securities may experience sudden, unpredictable drops in value or long periods of decline in value. This change may occur because of factors that affect the securities markets in general, such as adverse changes in economic conditions, the general outlook for corporate earnings, interest rates or investor sentiment. Equity securities may also lose value because of factors affecting an entire industry or sector, such as increases in production costs, or factors directly related to a specific company, such as decisions made by its management.

Common Stock Risks
Common stocks are susceptible to general stock market fluctuations and to volatile increases and decreases in value as market confidence in and perceptions of their issuers change. These investor perceptions are based on various and unpredictable factors including: expectations regarding government, economic, monetary and fiscal policies; inflation and interest rates; economic expansion or contraction; and global or regional political, economic and banking crises. Holders of common stocks are generally subject to greater risk than holders of preferred stocks and debt obligations of the same issuer because common stockholders generally have inferior rights to receive payments from issuers in comparison with the rights of preferred stockholders, bondholders and other creditors.

Smaller Market Capitalization Risks
Stocks of companies with small and medium market capitalizations involve a higher degree of risk than investments in the broad-based equities market. Small- to mid-capitalization stocks are often more volatile and less liquid than investments in larger companies, and are more likely to be adversely affected by poor economic or market conditions. The frequency and volume of trading in securities of smaller companies may be substantially less than is typical of larger companies. Therefore, the securities of small- to mid-capitalization companies may be subject to greater and more abrupt price fluctuations. In addition, small- to mid-capitalization companies may lack the management experience, financial resources and product diversification of larger companies, making them more susceptible to market pressures and business failure. A significant percentage of the outstanding shares of a smaller company may also be held by management, which could cause management to have greater influence over actions requiring shareholder approval. The risks of investing in smaller companies generally increase as the size of the companies decreases.

Economic Sector Risks
The Fund may invest a higher percentage of its total assets in one or more economic sectors, which may involve being overweight in those sectors relative to the Fund’s benchmark index. Adverse conditions impacting those sectors may have a significant negative impact on the Fund’s absolute and relative performance.

Options Risks
The Fund may purchase and sell (or write) call and put options. Options are subject to various types of risks, including market risk, liquidity risk, volatility risk, counterparty risk, legal risk and operations risk. With options purchased by the Fund, the risk is limited to the premium paid for the option if the underlying stock price moves in the opposite direction from desired and the option expires worthless. For options sold or written by the Fund, the primary risk is that the underlying stock price may move directionally away from the exercise price resulting in the option holder exercising the option and requiring the Fund to either deliver the securities (in the case of a call option) or pay for the securities (in the case of a put option) and recognize a significant loss.

ETF Risks
The price of an ETF can fluctuate within a wide range, and the Fund could lose money investing in an ETF if the prices of the securities owned by the ETF go down. In addition, ETFs are subject to risks that the market price of ETF shares may trade at a discount to their NAV, an active trading market for ETF shares may not develop or be maintained, or trading of ETF shares may be halted if the listing exchange’s officials deem such action appropriate, the shares are de-listed from the exchange, or the activation of market-wide “circuit breakers” (which are tied to large decreases in stock prices) halts stock trading generally. Additionally, a Fund will bear its proportionate share of an ETF’s fees and expenses (including management fees, administration fees and custodian fees) in addition to the fees and expenses of the Fund.

New Subadvisor Risks
The Subadvisor has not previously served as a sub-adviser to a registered investment company. It is possible the Subadvisor may not achieve the Fund’s intended investment objective.

Portfolio Turnover Risks
The Fund may from time to time buy and sell portfolio securities and other assets to transition the Fund’s portfolio to the Subadvisor’s strategy or to rebalance the Fund’s exposure to various economic sectors. Higher portfolio turnover may result in the Fund paying higher levels of transaction costs and generating greater tax liabilities for shareholders. Portfolio turnover risk may cause the Fund’s performance to be less than you expect.

Foreign Securities Risks
Securities of foreign issuers and ADRs are subject to certain inherent risks, such as political or economic instability of the country of issue, the difficulty of predicting international trade patterns and the possibility of imposition of exchange controls. Such securities may also be subject to greater fluctuations in price than securities of domestic corporations. In addition, there may be less publicly available information about a foreign company than about a domestic company. Foreign companies generally are subject to different accounting, auditing and financial reporting standards than those applicable to domestic companies. With respect to certain foreign countries, there is a possibility of expropriation or confiscatory taxation, or diplomatic developments, which could affect investments in those countries.

The United Kingdom (UK) withdrew from the European Union (EU) on January 31, 2020 following a June 2016 referendum referred to as “Brexit.” Although the UK and EU have made a trade agreement that was entered into force on May 1, 2021, certain post-EU arrangements were outside the scope of the negotiating mandate and remain unresolved and subject to further negotiation and agreement. There is significant market uncertainty regarding Brexit’s ramifications, and the range of possible political, regulatory, economic and market outcomes are difficult to predict. The uncertainty surrounding the UK’s economy, and its legal, political, and economic relationship with the remaining member states of the EU, may continue to be a source of instability and cause considerable disruption in securities markets, including increased volatility and illiquidity, as well as currency fluctuations in the British pound’s exchange rate against the U.S. dollar.

Small Fund Risk
There can be no assurance that the Fund will grow to or maintain an economically viable size, in which case the Board of Directors may determine to liquidate the Fund. Liquidation of the Fund can be initiated without shareholder approval by the Board of Directors if it determines that liquidation is in the best interests of the Fund. While such risk may apply to funds of any size, such risk is heightened in funds with fewer assets under management.

Shareholder Concentration Risk
A large percentage of the Fund’s shares are held by a small number of shareholders, including persons and entities related to the Subadvisor. A large redemption by one or more of these shareholders could materially increase the Fund’s transaction costs and could increase the Fund’s ongoing operating expenses, which would negatively impact the remaining shareholders of the Fund.

ESG Considerations Risk
Consideration of ESG factors in the investment process may cause the Subadvisor to forgo opportunities to invest in certain companies or to gain exposure to certain industries or regions and, therefore, carries the risk that, under certain market conditions, the Fund may underperform funds that do not consider such factors.

Recent Market Events
U.S. and international markets have experienced volatility in recent months and years due to a number of economic, political and global macro factors, including the impact of the coronavirus (COVID-19) global pandemic, which resulted in a public health crisis, business interruptions, growth concerns in the U.S. and overseas, travel restrictions, changed travel and social behaviors, rising inflation and reduced consumer spending. While several countries, including the U.S., have begun to lift public health restrictions in efforts to reopen their respective economies, the outbreak of new variants has led to the renewal of health mandates by local governments and businesses, event cancellations and additional travel restrictions, supply chain shortages, cessation of return-to-office plans and an overall economic slowdown. While U.S. and global economies are recovering from the effects of COVID-19, the recovery is proceeding at slower than expected rates and may last for a prolonged period of time. Uncertainties regarding inflation, interest rates, political events, rising government debt in the U.S. and trade tensions have also contributed to market volatility. Global economies and financial markets are increasingly interconnected, which increases the possibility that conditions in one country or region might adversely impact issuers in a different country or region. In particular, a rise in protectionist trade policies, slowing global economic growth, risks associated with epidemic and pandemic diseases, risks associated with the United Kingdom’s departure from the European Union, the risk of trade disputes, and the possibility of changes to some international trade agreements, could affect the economies of many nations, including the United States, in ways that cannot necessarily be foreseen at the present time. Continuing market volatility as a result of recent market conditions or other events may have adverse effects on your account.

Tax Risk
Shareholders who are not tax exempt may experience tax consequences as the Fund’s portfolio is transitioned to the Subadvisor’s strategy. The Fund will generate capital gains (or losses) on the sale of its portfolio securities. The amount of capital gains generated could be significant, and the Fund would be required to distribute those capital gains to shareholders. You should consult your tax adviser for further information about federal, state and local tax consequences relative to your specific situation.

Cybersecurity Risk
With the increased use of technologies such as the Internet to conduct business, the Fund is susceptible to operational, information security and related risks. In general, cyber incidents can result from deliberate attacks or unintentional events. Cyber attacks include, but are not limited to, gaining unauthorized access to digital systems (e.g., through “hacking” or malicious software coding) for purposes of misappropriating assets or sensitive information, corrupting data, or causing operational disruption. Cyber attacks may also be carried out in a manner that does not require gaining unauthorized access, such as causing denial-of-service attacks on websites (i.e., efforts to make network services unavailable to intended users). Cyber incidents affecting the Fund or its service providers have the ability to cause disruptions and impact business operations, potentially resulting in financial losses, interference with the Fund’s ability to calculate its NAV, impediments to trading, the inability of fund shareholders to transact business, violations of applicable privacy and other laws, regulatory fines, penalties, reputational damage, reimbursement or other compensation costs, or additional compliance costs. Similar adverse consequences could result from cyber incidents affecting issuers of securities in which the Fund invests, counterparties with which the Fund engages in transactions, governmental and other regulatory authorities, exchange and other financial market operators, banks, brokers, dealers, insurance companies and other financial institutions (including financial intermediaries and service providers for fund shareholders) and other parties. In addition, substantial costs may be incurred in order to prevent any cyber incidents in the future. While the Fund’s service providers have established business continuity plans in the event of, and risk management systems to prevent, such cyber incidents, there are inherent limitations in such plans and systems including the possibility that certain risks have not been identified. Furthermore, the Fund cannot control the cyber security plans and systems put in place by their service providers or any other third parties whose operations may affect the Fund or its shareholders. As a result, the Fund and its shareholders could be negatively impacted.

Portfolio Holdings Disclosure Policy
A description of the Fund’s policies and procedures with respect to the disclosure of the Fund’s portfolio holdings is available in the Statement of Additional Information (“SAI”) and on the Company’s website at www.bairdfunds.com.

Note Regarding Percentage Limitations
Whenever an investment objective, policy or strategy of the Fund set forth in this Prospectus or the Fund’s SAI states a maximum (or minimum) percentage of the Fund’s assets that may be invested in any type of security or asset class, the percentage is determined immediately after the Fund’s acquisition of that investment, except with respect to percentage limitations on temporary borrowing and illiquid investments. Accordingly, any later increase or decrease resulting from a change in the market value of a security or in the Fund’s assets (e.g., due to net sales or redemptions of Fund shares) will not cause the Fund to violate a percentage limitation. As a result, due to market fluctuations, cash inflows or outflows or other factors, the Fund may exceed such percentage limitations from time to time.

Who May Want to Invest in the Fund
The Fund may be appropriate for investors who:

•Wish to invest for the long-term;
•Want to realize capital appreciation on investments in equity securities;
•Are looking for an equity component to their portfolio;
•Are willing to assume the risk of investing in equity securities; and
•Have long-term goals such as planning for retirement.

The Fund is not appropriate for investors who have short-term financial goals.

Before investing in the Fund, you should carefully consider:

•Your investment goals;
•The amount of time you are willing to leave your money invested; and
•The amount of risk you are willing to take.

Management of the Fund

The Advisor
Robert W. Baird & Co. Incorporated (the “Advisor”), subject to the general supervision of the Company’s Board of Directors (the “Board”), serves as the Company’s investment advisor and administers the Company’s business affairs. The Advisor is responsible for supervising the management of the Fund’s portfolio by the Subadvisor.

Pursuant to an Investment Advisory Agreement between the Company and the Advisor, effective December 12, 2021, for its services, the Advisor receives a management fee of 1.25% of the average daily net assets of the Fund. The advisory fee is accrued daily and paid monthly. The Advisor has contractually agreed to waive its fees and/or reimburse the Fund’s total annual fund operating expenses at least through April 30, 2025 to the extent necessary to ensure that the total operating expenses, including the fees and expenses incurred by the Fund in connection with the Fund’s investments in other investment companies (to the extent, in the aggregate, such fees and expenses on an annual basis exceed 0.0049% of a Fund’s average daily net assets) and interest expense, but excluding taxes, brokerage commissions and extraordinary expenses, do not exceed an annual rate of 1.25% and 1.50% of average daily net assets for the Institutional Class and Investor Class shares, respectively.

Any waivers or reimbursements have the effect of lowering the overall expense ratio for the Fund and increasing the overall return to investors at the time any such amounts are waived and/or reimbursed.

Prior to December 12, 2021, under the Fund’s prior investment advisory agreement with the Advisor, the management fee for the Fund was 0.85% of the Fund's average daily net assets. After expense waivers, the net advisory fee paid to the Advisor for the fiscal year ended December 31, 2020 under the prior investment advisory agreement was equal to 0.16% of the SmallCap Value Fund’s average daily net assets.

The Advisor was founded in 1919 and has its main office at 777 East Wisconsin Avenue, Milwaukee, Wisconsin 53202. The Advisor provides investment management services for individuals and institutional clients including business entities, not-for-profit organizations, universities foundations and pension and profit-sharing plans. As of

September 30, 2021, the Advisor had approximately $200 billion in assets under discretionary management.

A discussion regarding the basis for the Board’s approval of the investment advisory and subadvisory agreements with respect to the Fund will be available in the Fund’s 2021 annual report.

The Subadvisor
Effective December 12, 2021, the Advisor has entered into a sub-advisory agreement with Greenhouse Funds LLLP pursuant to which the Subadvisor manages the Fund’s portfolio. Greenhouse is an SEC-registered investment adviser located at 650 South Exeter Street, Suite 1080, Baltimore, MD 21202. Founded by Joseph Milano in June 2013, Greenhouse provides investment advisory services to private funds (hedge funds and long-only funds) and separately managed accounts, in addition to its subadvisory services to the Fund and has more than $789 million of assets under management as of September 30, 2021.

Subject to the Advisor’s supervision, Greenhouse is responsible for the day-to-day management of the Fund in accordance with the Fund’s investment objective and policies. The Subadvisor provides continuous advice and recommendations concerning the Fund’s investments and is responsible for selecting the broker-dealers who execute the portfolio transactions.

Under the sub-advisory agreement, the Subadvisor receives compensation from the Advisor for its services to the Fund at an annual rate of 1.00% of the Fund’s average daily net assets.

Portfolio Manager
Joseph Milano
Joseph Milano, CFA, is the portfolio manager for the Fund and has managed the Fund since 2021. Mr. Milano is Founder and Chief Investment Officer of the Subadvisor, having served in such capacities since establishing the Subadvisor in June 2013. Mr. Milano is the portfolio manager of the Greenhouse Master Fund LP and Greenhouse Long Only Master Fund LP, two private funds of which the Subadvisor is the investment manager, and manages Greenhouse’s separately managed accounts. Mr. Milano previously served as portfolio manager of the T. Rowe Price New America Growth Fund from July 2002 until May 2013. Mr. Milano previously served as a vice president of T. Rowe Price, which he joined in 1996. Mr. Milano earned his B.A. from Duke University in 1994.

The Fund’s SAI provides additional information about the portfolio manager, including other accounts managed, ownership of Funds shares and compensation.

Subadvisor Related Historical Performance
Greenhouse manages a long-only equity fund (the “Long-Only Fund”), an unregistered private fund launched in 2019 that has an investment objective, policies and strategies substantially similar to those of the Baird Equity Opportunity Fund (the “Fund”) under Greenhouse’s management. The Long-Only Fund is managed solely by Joseph Milano, the Fund’s portfolio manager as of December 12, 2021, while he has been a portfolio manager at Greenhouse.

The performance information for the Long-Only Fund shown below is based on the actual performance of the Long-Only Fund since its launch on January 1, 2019. The returns presented below have not been verified by any third party and are unaudited.

The performance information shown below represents the historical information of the Long-Only Fund and is not the performance of the Fund. This performance information should not be considered indicative of the Fund’s future performance.

The returns information presented below for the Long-Only Fund is calculated on a total return basis and includes all dividends and interest, accrued income, and realized and unrealized gains and losses and is net of transaction costs. All returns presented below reflect the deduction the Fund’s Institutional Class total annual fund operating expenses, both before and after the Advisor’s contractual fee waiver and expense reimbursement, as set forth under the heading “Fees and Expenses of the Fund.” Securities transactions are accounted for on the trade date and accrual accounting is utilized. Cash and cash equivalents are included in performance returns.

The methodology used to calculate total returns presented below for the Long-Only Fund differs from the standards required by the SEC for calculation of performance for registered investment companies. Results may differ between the Long-Only Fund and the Fund due to differences in fees, expenses and cash flows as well as differences in the size of positions taken in relation to the size of portfolios. The Long-Only Fund is not subject to the diversification requirements, tax restrictions or investment limitations imposed on the Fund by the 1940 Act, or Subchapter M of the Code. Consequently, the performance results of the Long-Only Fund could have been adversely affected if it had been regulated under the federal securities and tax laws.

Greenhouse Long-Only Equity Fund

Periods Ending 9/30/21	Average Annual Total Returns (after deducting the Fund’s Net Annual Operating Expenses)	Average Annual Total Returns (after deducting the Fund’s Total Annual Operating Expenses)	Russell 2000® Total Return Index(2)

1 Year	55.56%	54.98%	47.67%
Since Inception(1)	33.27%	32.76%	10.64%

Periods Ending 12/31	Total Returns (after deducting the Fund’s Net Annual Operating Expenses)	Total Returns (after deducting the Fund’s Total Annual Operating Expenses)	Russell 2000® Total Return Index (2)
2020	40.01%	39.47%	19.94%
2019(1)	32.72%	32.21%	25.53%

The Greenhouse Long-Only Equity Fund’s return from January 1, 2021 through September 30, 2021 was 18.56% (after deducting the Fund’s net annual operating expenses) and 18.22% (after deducing the Fund’s total annual operating expenses).

(1) The Greenhouse Long-Only Equity Fund commenced operations on January 1, 2019.
(2) The Russell 2000® Total Return Index measures the performance of the small-cap segment of the U.S. equity universe and includes approximately 2,000 small-cap companies. The Russell 2000® Total Return Index is a subset of the Russell 3000® Index, which consists of the 3,000 largest U.S. domiciled publicly traded common stocks by market capitalization. The Russell 2000® Total Return Index reflects no deduction for fees, expenses or taxes. A direct investment in an index is not possible.

Recent Events
On December 7, 2021, shareholders of the Fund approved the retention of Greenhouse as the Fund’s subadvisor, together with a new investment advisory agreement with Robert W. Baird & Co. Inc. and the redesignation of the Fund as non-diversified for purposes of the Investment Company Act of 1940. In connection with these changes, former Investor Class shareholders of the Fund had their shares converted to Institutional Class shares of the Fund pursuant to a plan of conversion effective December 13, 2021. On December 7, 2021, shareholders of the Baird Small/Mid Cap Value Fund, a series of the Company, approved an agreement and plan of reorganization pursuant to which the Baird Small/Mid Cap Value Fund was reorganized with and into the Fund (the “Reorganization”). The Reorganization closed on December 13, 2021.

Financial Highlights
The financial highlights table is intended to help you understand the Fund’s financial performance for the past five fiscal years of the Fund as well as the semi-annual fiscal period ended June 30, 2021, as indicated in the table below. Certain information reflects financial results for a single Fund share. The total returns presented in the table represent the rate that an investor would have earned or lost on an investment in the Fund for the stated periods (assuming reinvestment of all distributions). Information in the table for the fiscal years ended December 31, 2020, 2019, 2018 and 2017 has been audited by Cohen & Company, Ltd., whose report, along with the Fund’s financial statements, is included in the Fund’s annual report, which is available upon request. The financial highlights for the period ended June 30, 2021 are unaudited. Information in the table for the fiscal years or periods ended prior to December 31, 2017 was audited by a different public accounting firm.

Financial Highlights Baird Equity Opportunity Fund (formerly known as Baird SmallCap Value Fund) – Institutional Class
	Six Months Ended	Year Ended December 31,
	June 30, 2021 (Unaudited)	2020		2019	2018	2017	2016
Per Share Data:
Net asset value, beginning of period	$15.56	$15.96		$13.58	$16.99	$14.83	$13.03
Income from investment operations:
Net investment income(1)	0.07	0.03		0.13	0.05	0.09	0.21
Net realized and unrealized gains (losses) on investments	1.85	0.43	(2)	2.36	(2.85)	2.59	1.76
Total from investment operations	1.92	0.46		2.49	(2.80)	2.68	1.97
Less distributions:
Distributions from net investment income	—	(0.03)		(0.11)	(0.06)	(0.09)	(0.17)
Distributions from net realized gains	—	(0.83)		—	(0.55)	(0.43)	—
Total distributions	—	(0.86)		(0.11)	(0.61)	(0.52)	(0.17)
Net asset value, end of period	$17.48	$15.56		$15.96	$13.58	$16.99	$14.83
Total return	12.34% (3)	2.85%		18.40%	(16.45)%	18.05%	15.11%

Financial Highlights Baird Equity Opportunity Fund (formerly known as Baird SmallCap Value Fund) – Institutional Class
	Six Months Ended		Year Ended December 31,
	June 30, 2021 (Unaudited)		2020	2019	2018		2017	2016
Supplemental data and ratios:
Net assets, end of year (millions)	$35.9		$30.4	$33.0	$28.8		$33.6	$28.2
Ratio of expenses to average net assets	0.95%	(4)	0.95%	0.95%	1.00%	(5)	1.00%	1.00%
Ratio of expenses to average net assets (before waivers)	1.47%	(4)	1.64%	1.44%	1.38%		1.35%	1.43%
Ratio of net investment income to average net assets	0.82%	(4)	0.21%	0.87%	0.29%		0.61%	1.58%
Ratio of net investment income (loss) to average net assets (before waivers)	0.30%	(4)	(0.48)%	0.38%	(0.09)%		0.26%	1.15%
Portfolio turnover rate(6)	35%	(3)	61%	55%	36%		30%	49%
(1)    Calculated using average shares outstanding during the period.
(2)    Due to timing of capital share transactions, the per share amount of net realized and realized gain (loss) on investments varies from the amounts shown in the statement of operations.
(3)    Not annualized.
(4)    Annualized.
(5)    Blended rate. Pursuant to the Expense Cap/Reimbursement Agreement effective December 1, 2018, the expense cap decreased to 0.95%. Prior to December 1, 2018, the expense cap was 1.00%.
(6)    Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued and excludes in-kind transactions, where applicable.

Financial Highlights Baird Equity Opportunity Fund (formerly known as Baird SmallCap Value Fund) – Investor Class
	Six Months Ended		Year Ended December 31,
	June 30, 2021 (Unaudited)		2020		2019	2018		2017	2016
Per Share Data:
Net asset value, beginning of period	$15.52		$15.97		$13.58	$16.97		$14.81	$12.99
Income from investment operations:
Net investment income(1)	0.05		(0.01)		0.09	0.01		0.06	0.18
Net realized and unrealized gains (losses) on investments	1.84		0.42	(2)	2.37	(2.85)		2.58	1.75
Total from investment operations	1.89		0.41		2.46	(2.84)		2.64	1.93
Less distributions:
Distributions from net investment income	—		(0.03)		(0.07)	—		(0.05)	(0.11)
Distributions from net realized gains	—		(0.83)		—	(0.55)		(0.43)	—
Total distributions	—		(0.86)		(0.07)	(0.55)		(0.48)	(0.11)
Net asset value, end of period	$17.41		$15.52		$15.97	$13.58		$16.97	$14.81
Total return	12.18%	(3)	2.54%		18.19%	(16.71)%		17.78%	14.84%
Supplemental data and ratios:
Net assets, end of year (millions)	$0.3		$0.3		$0.9	$0.8		$2.6	$2.6
Ratio of expenses to average net assets	1.20%	(4)	1.20%		1.20%	1.25%	(5)	1.25%	1.25%
Ratio of expenses to average net assets (before waivers)	1.72%	(4)	1.89%		1.69%	1.63%		1.60%	1.68%
Ratio of net investment income to average net assets	0.57%	(4)	(0.04)%		0.62%	0.04%		0.36%	1.33%

Financial Highlights Baird Equity Opportunity Fund (formerly known as Baird SmallCap Value Fund) – Investor Class
	Six Months Ended		Year Ended December 31,
	June 30, 2021 (Unaudited)		2020	2019	2018	2017	2016
Ratio of net investment income (loss) to average net assets (before waivers)	0.05%	(4)	(0.73)%	0.13%	(0.34)%	0.01%	0.90%
Portfolio turnover rate(6)	35%	(3)	61%	55%	36%	30%	49%
(1)    Calculated using average shares outstanding during the period.
(2)    Due to timing of capital share transactions, the per share amount of net realized and realized gain (loss) on investments varies from the amounts shown in the statement of operations.
(3)    Not annualized.
(4)    Annualized.
(5)    Blended rate. Pursuant to the Expense Cap/Reimbursement Agreement effective December 1, 2018, the expense cap decreased to 1.20%. Prior to December 1, 2018, the expense cap was 1.25%.
(6)    Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued and excludes in-kind transactions, where applicable.

Your Account

Distribution of Shares
Distributor
The Advisor, Robert W. Baird & Co. Incorporated, is also the distributor (the “Distributor”) of shares of the Fund, and a member of the Financial Industry Regulatory Authority, Inc. (“FINRA”).

Rule 12b-1 Plan
The Fund has adopted a distribution and shareholder service plan on behalf of Investor Class shares and pursuant to Rule 12b-1 under the 1940 Act (the “Rule 12b-1 Plan”). Under the Rule 12b-1 Plan, the Investor Class shares pay the Distributor a fee at an annual rate of 0.25% of their average daily net asset value. The Distributor uses this fee primarily to finance activities that promote the sale of Investor Class shares. Such activities include, but are not necessarily limited to, compensating brokers, dealers, financial intermediaries and sales personnel for distribution and shareholder services, printing and mailing prospectuses to persons other than current shareholders, printing and mailing sales literature, and advertising. Because 12b-1 fees are ongoing, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

Referral Program
The Distributor has established a referral program pursuant to which it may pay cash compensation to its sales personnel for sales of Institutional Class shares of the Fund. Compensation paid to participants in this program for sales of Institutional Class shares of the Fund may be more or less than compensation they receive for sales of shares of other investment companies. These payments may influence the Distributor’s sales personnel to recommend the Institutional Class shares of the Fund over another investment. These payments are only made for sales to non-ERISA institutional accounts. The Distributor will pay compensation under the referral program out of its own resources. Accordingly, the referral program will not affect the price an investor will pay for Institutional Class shares of the Fund. Please see “Fees and Expenses of the Fund” for information about the Fund’s fees and expenses.

Fund Purchases Through a Financial Intermediary
Financial intermediaries, such as banks, fiduciaries, custodians, investment advisers, and broker-dealers, hold shares of the Fund for their clients through omnibus or networked accounts. The Fund, and/or the Distributor on behalf of the Fund, retain financial intermediaries, as agents, to provide sub-transfer agency, administrative or related shareholder services to their clients for the Fund. The Advisor, the Distributor and/or the Fund pay certain financial intermediaries for performing such services.

The Distributor may also retain financial intermediaries to provide sales, marketing support, or related services to their clients who beneficially own Fund shares. From time to time, the Advisor or the Distributor may pay those financial intermediaries for the provision of those services. Any such payments will be made from the Advisor’s or the Distributor’s own resources. These payments, sometimes referred to as marketing support payments or revenue sharing payments, are in addition to or in lieu of any amounts payable to the financial intermediary under the Fund’s Rule 12b-1 Plan for the provision of distribution and shareholder services provided by financial intermediaries on behalf of Investor Class shares. The payments made to these financial intermediaries vary based on a number of factors, including the types of services provided and amount of their clients’ assets invested in the Fund and, with respect to marketing support payments, the level of sales activity. These payments may influence the financial intermediary to recommend the Fund, or a particular class of Fund shares, over another investment.

Description of Classes
The Fund offers two classes of shares: Investor Class and Institutional Class. The classes differ with respect to their minimum investments and expenses. Investor Class shares impose a Rule 12b-1 fee that is assessed against the assets of the Fund attributable to that class. Accordingly, the performance information for the Investor Class shares would be lower than the performance information shown for the Institutional Class shares of the Fund.

Financial institutions may receive Rule 12b-1 fees from the Distributor based upon Investor Class shares owned by their clients or customers. The Distributor will determine the schedule of such fees and the basis upon which such fees will be paid.

Share Price
Shares of each class in the Fund are sold at their net asset value (“NAV”). Shares may be purchased or redeemed on days the New York Stock Exchange (the “NYSE”) is open. The NYSE is closed most national holidays and Good Friday.

The NAV for each class of shares of the Fund is determined as of the close of regular trading on the NYSE (normally 3:00 p.m., Central time) Monday through Friday, except on days the NYSE is not open. If the NYSE closes early, the Fund will calculate the NAV at the closing time on that day. If an emergency exists as permitted by the SEC, NAV may be calculated at a different time.
When making a purchase request, make sure your request is in good order. “Good order” means your purchase request includes:
•The name of the Fund and share class;
•The dollar amount of shares to be purchased;
•Purchase application or investment stub; and
•Check payable to Baird Funds or, if paying by wire, receipt of Federal Funds.

The NAV for each class of shares is determined by adding the value of the Fund’s investments, cash and other assets attributable to a particular share class, subtracting the liabilities attributable to that class and then dividing the result by the total number of shares outstanding in the class.
The Board has adopted Pricing and Valuation Committee Procedures (“Pricing Procedures”), which specify how the Fund’s investments are to be valued when calculating the Fund’s NAV. The Board has delegated responsibility for daily pricing of the Fund’s investments to the Advisor. The Fund’s accounting agent calculates the daily NAV for the Fund.

The Fund’s portfolio investments are generally valued using pricing information provided by a primary independent pricing service. If pricing information is not available from the primary pricing service, pricing information from an approved secondary independent pricing service or another source set forth in the Pricing Procedures may be used. Should pricing information not be available from a primary or secondary pricing service or another permitted source, the investment will be priced at its “fair value” as determined by the Valuation Committee of the Advisor, subject to the ultimate supervision of the Board.

Equity securities, including ETFs and closed-end funds, that are listed on a U.S. securities exchange are generally valued at the last sale price or official closing price at the close of that exchange. If, on a particular day, an exchange-listed security does not trade, then the security will be valued at the average of the most recent bid and asked prices. Over-the-counter equity securities for which reliable quotations are available are valued at the average of the most recent bid and asked prices.

Foreign equity securities listed on a foreign exchange are generally valued at the last sale price on the exchange on which the security is primarily traded at the time of the close of the NYSE. Listed foreign equity securities not traded on a particular day are generally valued at the mean between the last reported bid and asked quotes, or the last sale price when appropriate; otherwise, the security will be priced at fair value by the Valuation Committee. If no such quotations are available, the security will be priced at fair value by the Valuation Committee. The use of an evaluated adjustment factor in such instances is intended to price each such security at its fair value at the time the Fund calculates its NAV by estimating the impact of market fluctuation or movement on a security’s value if its local market were still open for trading alongside the U.S. markets. An evaluated adjustment factor will not be applied to securities primarily traded on markets that are open at the same time as U.S. equity markets are open, or when a reliable evaluated adjustment factor is unavailable.

Shares of mutual funds that are quoted on Nasdaq are generally valued at their last calculated NAV.

Debt obligations are generally valued using evaluated bid prices provided by the primary pricing service. If the primary pricing service does not price a particular debt obligation, the Fund may use an evaluated price provided by a secondary pricing service. If a secondary pricing service does not price a particular debt obligation, the Advisor may obtain and use a valuation from a dealer who was the underwriter for the issuance or who makes a market in that debt obligation or similar debt obligations. If the Advisor cannot obtain a price provided by such a dealer, the debt obligation will generally be priced at fair value by the Valuation Committee. Debt obligations purchased with a remaining maturity of 60 days or less are valued at market prices as described above, unless an evaluated price is not available from a pricing service, in which case such debt obligation is valued at acquisition cost, plus or minus any amortized discount or premium (“amortized cost”), or, if the Advisor does not believe amortized cost is reflective of the fair value of the debt obligation, the debt obligation is priced at fair value by the Valuation Committee.

Put and call options purchased by the Fund will be valued at the last sale price or, in the absence of such a price, at the mean between bid and asked prices.

If pricing information is not readily available from a pricing service or another permitted source, or if the Advisor deems the pricing information to not represent “fair value” of the investment, the investment will be priced at its “fair value” as determined by the Valuation Committee, subject to the ultimate supervision of the Board. The price of the security used by the Fund to calculate its NAV may differ from quoted or published prices for the same security. Fair value pricing involves subjective judgments and there is no single standard for determining a security’s fair value. It is possible that the fair value determined for a security is materially different from the value that could be realized upon the sale of that security or from the values that other mutual funds may determine. In addition, during periods of market volatility or illiquidity, the prices determined for any individual investment on any given day may vary significantly from the amount that can be obtained in an actual sale of that investment, and the Fund’s NAV may fluctuate significantly from day to day or from period to period.

Buying Shares
Minimum Investments

	Initial Purchase	Subsequent Purchases
Investor Class	$1,000 – Individual Retirement Accounts (Traditional/Roth/SIMPLE/SEP IRAs) and Coverdell Education Savings Account	$100
	$2,500 – All Other Accounts	$100
Institutional Class	$10,000 – All Account Types	No minimum

Minimum Investment Waivers – Institutional Class Shares
The minimum initial investment amount for Institutional Class shares is waived for all employees, directors and officers of the Advisor or the Company and members of their families (including parents, grandparents, siblings, spouses, children and in-laws of such employees, directors and officers). It is also waived for clients of the Advisor who acquire shares of a Fund made available through a mutual fund asset allocation program offered by the Advisor. It is also waived for former Investor Class shareholders who received Institutional Class shares pursuant to a Plan of Conversion effective with the retention of the Subadvisor and former Investor Class shareholders of the Baird Small/Mid Cap Value Fund who received Institutional Class shares pursuant to an Agreement and Plan of Reorganization.

Minimum Investment Reductions – Investor and Institutional Class Shares
The investment minimums noted above are waived for investments in Investor and Institutional Class shares by 401(k) and other employer-sponsored retirement plans (excluding IRAs and other one person retirement plans). Also, the minimum initial investment amount for Institutional Class and Investor Class shares may be waived or reduced at the discretion of the Distributor, including waivers or reductions for purchases by health savings plans or made through certain registered investment advisers and qualified third-party platforms.

In-Kind Payments
Payment for shares of the Fund may, in the discretion of the Fund, be made in the form of securities that are permissible investments for the Fund as described in the Prospectus. For further information about this form of payment, contact the Fund (toll-free) at 1-866-442-2473. In connection with an in-kind securities payment, the Fund will require, among other things, that the securities be valued on the day of purchase in accordance with the pricing methods used by the Fund; that the Fund receives satisfactory assurances that it will have good and marketable title to the securities received by it; that the securities be in proper form for transfer to the Fund; that adequate information be provided to the Fund concerning certain tax matters relating to the securities; and that the amount of the purchase be at least $1,000,000. You may realize a taxable gain or loss on the contributed securities at the time of the in-kind securities payment.

Timing of Requests
Shares may only be purchased on days when the NYSE is open for business. Your price per share will be the NAV next computed after your request is received in good order by the Fund or its agents. All requests received in good order before the close of regular trading on the NYSE (normally, 3:00 p.m., Central time) will be executed at the NAV computed on that day. Requests received after the close of regular trading on the NYSE will receive the next business day’s NAV.

Receipt of Orders
The Fund may authorize one or more broker-dealers to accept on their behalf purchase and redemption orders that are in good order. In addition, these broker-dealers may designate other financial intermediaries to accept purchase and redemption orders on the Fund’s behalf. Contracts with these agents require the agents to track the time that purchase and redemption orders are received. Purchase and redemption orders must be received by the Fund or its authorized intermediaries before the close of regular trading on the NYSE (normally, 3:00 p.m., Central time) to receive that day’s share price.

Customer Identification Procedures
The Company, on behalf of the Fund, is required to comply with various anti-money laundering laws and regulations. To help the government fight the funding of terrorism and money laundering activities, Federal law requires all financial institutions, including mutual funds, to obtain, verify and record information that identifies each person who opens an account.

In compliance with Uniting and Strengthening America by Providing Appropriate Tools Required to Intercept and Obstruct Terrorism Act of 2001 (the “USA PATRIOT Act”), please note that U.S. Bancorp Fund Services, LLC, the Company’s transfer agent (the “Transfer Agent”), will verify certain information on your account application as part of the Fund’s Anti-Money Laundering Program. As requested on the account application, you must supply your full name, date of birth, Social Security number and permanent street address. Mailing addresses containing only a P.O. Box will not be accepted. If you are opening the account in the name of a legal entity (e.g., partnership, limited liability company, business trust, corporation, etc.), you must also supply the identity of the beneficial owners. If you require assistance when completing your application, please call (toll free) 1‑866-442-2473.

If the Company or the Transfer Agent does not have a reasonable belief of the identity of a shareholder, the initial purchase will be rejected or the shareholder will not be allowed to perform a transaction on the account until such information is received. In the rare event that the Transfer Agent is unable to verify a shareholder’s identity, the Fund reserves the right to redeem the shareholder’s account at the current day’s net asset value. The shareholder will be notified of such action within five business days. Any delay in processing the shareholder’s order will affect the purchase price you receive for the shares. The Company, the Distributor and the Transfer Agent are not liable for fluctuations in NAV experienced as a result of such delays in processing. If at any time the Company or the Transfer Agent detects suspicious behavior or if certain account information matches government lists of suspicious persons, the Company or the Transfer Agent may determine not to open an account, may reject additional purchases, may close an existing account, may file a suspicious activity report and/or may take other action.

The Fund may not be sold to investors residing outside the U.S. and its territories, except upon evidence of compliance with the laws of the applicable foreign jurisdictions.

The Company has appointed an anti-money laundering compliance officer to oversee the implementation of the Company’s Anti-Money Laundering Program.

Market Timing Policy
Depending on various factors (including the size of the Fund, the amount of assets the Advisor typically maintains in cash or cash equivalents, and the dollar amount, number and frequency of trades), short-term or excessive trading into and out of the Fund, generally known as market timing, may harm all shareholders by: disrupting investment strategies; increasing brokerage, administrative and other expenses; decreasing tax efficiency; diluting the value of shares held by long-term shareholders; and impacting Fund performance. The Board has approved policies that seek to discourage frequent purchases and redemptions and curb the disruptive effects of market timing (the “Market Timing Policy”). Pursuant to the Market Timing Policy, the Fund may decline to accept an application or may reject a purchase request, including an exchange, from a market timer or an investor who, in the Advisor’s sole discretion, has a pattern of short-term or excessive trading or whose trading has been or may be disruptive to the Fund. For these purposes, the Advisor may consider an investor’s trading history in the Fund or other Baird Funds. The Fund, the Advisor, the Subadvisor and affiliates thereof are prohibited from entering into arrangements with any shareholder or other person to permit frequent purchases and redemptions of Fund shares.
The Company monitors and enforces its market timing policy through:

•Monitoring of trade activity;
•Restrictions and prohibitions on purchases and/or exchanges by persons believed to engage in frequent trading activity; and
•Regular reports to the Board by the Fund’s Chief Compliance Officer regarding any instances of suspected market timing and any waivers granted by the officers and Chief Compliance Officer of the Fund of the redemption fee.

In addition, if market timing is detected in an omnibus account held by a financial intermediary, the Fund may request that the intermediary restrict or prohibit further purchases or exchanges of Fund shares by any shareholder that has been identified as having violated the Market Timing Policy. The Fund may also request that the intermediary provide identifying information, such as Social Security numbers, and trading information about the underlying shareholders in the account in order to review any unusual patterns of trading activity discovered in the omnibus account.

While the Fund seeks to take action that will detect and deter market timing, the risks of market timing cannot be completely eliminated. For example, the Fund may not be able to identify or reasonably detect or deter market timing transactions that may be facilitated by financial intermediaries or made difficult to identify through the use of omnibus accounts by those intermediaries that transmit purchase, exchange or redemption orders to the Fund on behalf of its customers who are the beneficial owners. More specifically, unless the financial intermediaries have the ability to detect and deter market timing transactions themselves, the Fund may not be able to determine whether the purchase or sale is connected with a market timing transaction. In certain cases, the Company may rely on the market timing policies of financial intermediaries, even if those policies are different from the policy of the Company, when the Advisor believes that the policies are reasonably designed to prevent excessive trading practices that are detrimental to the Fund. Additionally, there can be no assurance that the systems and procedures of the Fund, Advisor or Distributor will be able to monitor all trading activity in a manner that would detect market timing. However, the Fund, the Advisor and the Distributor will attempt to detect and deter market timing in transactions by all Fund investors, whether directly through the Transfer Agent or through financial intermediaries.

Householding
In an effort to decrease costs, the Fund intends to reduce the number of duplicate prospectuses, proxy statements and other regulatory mailings you receive by sending only one copy of each to those addresses shared by two or more accounts and to shareholders we reasonably believe are from the same family or household. Once implemented, if you would like to discontinue householding for your accounts, please call the Fund toll-free at 1-866-442-2473 to request individual copies of these documents. Once the Fund receives notice to stop householding, we will begin sending individual copies 30 days after receiving your request. This policy does not apply to account statements.

Methods of Buying

	To Open an Account	To Add to an Account
By Telephone	You may not use the telephone purchase option for your initial purchase of the Fund’s shares. However, you may call the Fund (toll-free) at 1-866-442-2473 to open a new account by requesting an exchange into another Baird Fund. See “Exchanging Shares.”	After your account has been open for seven business days, you may call the Fund (toll-free) at 1-866-442-2473 to place your order for Fund shares. Money will then be moved from your bank account to your Fund account upon request. Only bank accounts held at domestic institutions that are Automated Clearing House (“ACH”) members may be used for telephone transactions. The minimum telephone purchase is $100.
By Mail	Make your check payable to “Baird Funds.” All checks must be in U.S. dollars drawn on a U.S. financial institution. Forward the check and your application to the address below. To prevent fraud, the Fund will not accept cash, money orders, third party checks, traveler’s checks, credit card checks, starter checks or U.S. Treasury checks for the purchase of shares. If your check is returned for any reason, a $25 fee will be assessed against your account and you will be responsible for any loss incurred by the Fund. The Fund is unable to accept post-dated checks or any conditional order or payment.	Fill out the Invest by Mail form from your confirmation statement, or indicate the Fund name, your name, address, and account number on a separate piece of paper along with your check. Make your check payable to “Baird Funds.” Forward the check and Invest by Mail form or separate letter of instruction to the address below.

	To Open an Account	To Add to an Account
By Federal Funds Wire	Forward your application to Baird Funds at the address below. Call (toll-free) 1-866-442-2473 to obtain an account number. Wire funds using the instructions to the right.
Notify the Fund of an incoming wire by calling (toll-free) 1-866-442-2473. Use the following instructions:
U.S. Bank National Association
777 E. Wisconsin Ave.
Milwaukee, WI 53202
ABA#: 075000022
Credit:
U.S. Bancorp Fund Services, LLC
Account #: 112-952-137
Further Credit:
(name of Fund, share class)
(name/title on the account)
(account #)
Wired funds must be received prior to 3:00 pm Central time to be eligible for same day pricing. The Fund, the Advisor and the Transfer Agent are not responsible for the consequences of delays resulting from the banking or Federal Reserve Wire system, or from incomplete wiring instructions.

Automatic Investment Plan	Open a Fund account with one of the other methods. If by mail, be sure to include your bank account number on the appropriate section of your application and enclose a voided check or deposit slip with your initial purchase application.	Call the Fund (toll-free) at 1 866-442-2473 for instructions on how to set up an Automatic Investment Plan if you did not select the option on your original application. Regular automatic investments (minimum of $100) will be taken from your checking or savings account on a monthly basis. If you do not have sufficient funds in your account or if your account is closed at the time of the automatic transaction, you will be assessed a $25 fee. Any request to change or terminate your Automatic Investment Plan should be submitted to the Transfer Agent 5 days prior to effective date.
Through Shareholder Service Organizations	To purchase shares for another investor, call the Fund (toll-free) at 1-866-442-2473.	To purchase shares for another investor, call the Fund (toll-free) at 1-866-442-2473.

	To Open an Account	To Add to an Account
By Exchange	Call the Fund (toll-free) at 1 866 442-2473 to obtain exchange information. See “Exchanging Shares.”	Call the Fund (toll-free) at 1 866-442-2473 to obtain exchange information. See “Exchanging Shares.”

You should use the following addresses when sending documents by mail or by overnight delivery:

By Mail Baird Funds, Inc. c/o U.S. Bank Global Fund Services P.O. Box 701 Milwaukee, Wisconsin 53201-0701	By Overnight Delivery Baird Funds, Inc. c/o U.S. Bank Global Fund Services 615 E. Michigan Street, Third Floor Milwaukee, Wisconsin 53202

NOTE: The Fund and the Transfer Agent do not consider the U.S. Postal Service or other independent delivery services to be their agents. Only actual physical receipt by the Transfer Agent of purchase orders or redemption requests (e.g., retrieving mail from the post office or accepting delivery from a delivery service) constitutes receipt by the Transfer Agent. Therefore, deposit in the mail or with such services, or receipt at the Transfer Agent’s post office box, of purchase orders or redemption requests does not constitute receipt by the Transfer Agent. Receipt of purchase orders or redemption requests is based on when the order is received at the Transfer Agent’s offices.

Selling Shares

Methods of Selling

To Sell Some or All of Your Shares
By Telephone	If you did not decline telephone redemption options, call the Fund (toll-free) at 1-866-442-2473 to place the order. (Note: for security reasons, requests by telephone will be recorded.) Telephone redemptions involving $50,000 or more of Investor Class shares are not permitted.
By Mail
Send a letter to the Fund that indicates the dollar amount or number of shares you wish to redeem. The letter should contain the Fund’s name, the account number and the number of shares or the dollar amount of shares to be redeemed. Be sure to have all shareholders sign the letter and, if necessary, have the signature guaranteed. For IRAs, requests submitted without an election regarding tax withholding will be subject to tax withholding.

To Sell Some or All of Your Shares
Systematic Withdrawal Plan
The Fund offers shareholders a Systematic Withdrawal Plan. Call the Fund (toll-free) at 1-866-442-2473 to obtain information on how to arrange for regular monthly or quarterly fixed withdrawal payments. The minimum payment you may receive is $50 per period. In order to participate in the Plan, your account balance must be at least $5,000 and the minimum payment you may receive is $50 per period. If you elect this method of redemption, the Fund will send a check to your address of record or will send the payment via electronic funds transfer through the Automated Clearing House (ACH) network directly to your bank account. For payment through the ACH network, your bank must be an ACH member and your bank account information must be maintained on your Fund account. This program may be terminated at any time by the Fund. You may also elect to terminate your participation in this Plan at any time by contacting the Transfer Agent at least five days prior to the next scheduled withdrawal.

Note that this plan may deplete your investment and affect your income or yield.

By a Financial Intermediary	Consult your account agreement for information on redeeming shares.
By Exchange	Call the Fund (toll‑free) at 1-866-442-2473 to obtain exchange information. See “Exchanging Shares” for further information.

Payment of Redemption Proceeds

You may request redemption of your shares at any time. Shares may be redeemed on days the NYSE is open. The NYSE is closed most national holidays and Good Friday. Your shares will be redeemed at the next NAV per share calculated after your order is received in good order by the Fund or its agents. All requests received in good order before the close of regular trading on the NYSE (normally, 3:00 p.m., Central time) will be executed at the NAV computed on that day. Requests received after the close of regular trading on the NYSE will receive the next business day’s NAV. Payment of redemption proceeds for all methods of payment will be made promptly, typically within one to two days, and in any event not later than seven days after the receipt of a redemption request in proper form as discussed in this Prospectus. You may receive the proceeds in one of three ways:
When making a redemption request, make sure your request is in good order. “Good order” means your letter of instruction includes:
•The name of the Fund;
•The number of shares or the dollar amount of shares to be redeemed;
•Signatures of all registered shareholders exactly as the shares are registered and, if necessary, with a signature guarantee; and
•The account number.

•A check mailed to your account’s address. Your proceeds will typically be sent on the business day following the day on which the Fund or its agent receives your request in good order. Checks will not be forwarded by the U.S. Postal Service, so please notify us if your address has changed prior to a redemption request. A redemption request made within 15 days of an address change will require a signature guarantee. Proceeds will be sent to you in this way, unless you request one of the alternatives described below.
•The proceeds transmitted by Electronic Funds Transfer (“EFT”) to a properly pre-authorized bank account. The proceeds usually will arrive at your bank two banking days after we process your redemption.
•The proceeds transmitted by wire to a pre-authorized bank account for a $15 fee. This fee will be deducted from your redemption proceeds for complete and share specific redemptions. In the case of a partial redemption, the fee will be deducted from the remaining account balance. The fee is paid to the Transfer Agent to cover costs associated with the transfer. The Advisor reserves the right to waive the wire fee in limited circumstances. The proceeds usually will arrive at your bank the first banking day after we process your redemption. Be sure to have all necessary information from your bank. Your bank may charge a fee to receive wired funds.

Before selling recently purchased shares, please note that if the Transfer Agent has not yet collected payment for the shares you are selling, there may be a delay in sending the proceeds until the payment is collected, which may take up to 12 calendar days from the purchase date. This procedure is intended to protect the Fund and its shareholders from loss. This delay will not apply if you purchased your shares via wire payment.

The Fund typically expects it will hold cash or cash equivalents to meet redemption requests. The Fund may also use the proceeds from the sale of portfolio securities to meet redemption requests if consistent with the management of the Fund. The Fund may also meet redemption requests through the use of a line of credit. The Fund may also make redemptions in kind (i.e., payments in portfolio securities rather than cash) to meet redemption requests. These redemption methods will be used regularly and may also be used in stressed market conditions.

The Transfer Agent will send redemption proceeds by wire or EFT only to the bank and account designated on the account application or in written instructions (with signatures guaranteed) subsequently received by the Transfer Agent, and only if the bank is a member of the Federal Reserve System. If the dollar or share amount requested to be redeemed is greater than the current value of your account, your entire account balance will be redeemed. If you choose to redeem your account in full, any Automatic Investment Plan currently in effect for the account will be terminated unless you indicate otherwise in writing and any Systematic Withdrawal Plan will be terminated.

Signature Guarantees
The Transfer Agent may require a signature guarantee for certain redemption requests. A signature guarantee ensures that your signature is genuine and protects you from unauthorized account redemptions. A signature guarantee, from either a Medallion program member or a non-Medallion program member, or other acceptable signature verification of each owner is required in the following situations:

•If you are requesting a change in ownership on your account;
•When redemption proceeds are payable or sent to any person, address or bank account not on record;
•When a redemption request is received by the Transfer Agent and the account address has changed within the last 15 calendar days; and
•For all redemptions of Investor Class shares totaling $50,000 or more from any shareholder account.

The Fund reserves the right to waive any signature requirement at their discretion.

In addition to the situations described above, the Fund and/or the Transfer Agent reserve the right to require a signature guarantee or other acceptable signature verification in other instances based on the circumstances relative to the particular situation.

Signature guarantees are designed to protect both you and the Fund from fraud. Signature guarantees can be obtained from most banks, credit unions or saving associations, or from broker-dealers, national securities exchanges, registered securities exchanges or clearing agencies deemed eligible by the SEC. Notaries cannot provide signature guarantees.

Non-financial transactions including establishing or modifying certain services on an account may require signature verification from a Signature Validation Program member, or other acceptable form of authentication from a financial institution.

Corporate, Trust and Other Accounts
Redemption requests from corporate, trust and institutional accounts, and executors, administrators and guardians, require documents in addition to those described above evidencing the authority of the officers, trustees or others. In order to avoid delays in processing redemption requests for these accounts, you should call the Fund (toll-free) at 1-866-442-2473 before making the redemption request to determine what additional documents are required.

Transfer of Ownership
In order to change the account registrant or transfer ownership of an account, additional documents will be required. To avoid delays in processing these requests, you should call the Fund (toll-free) at 1-866-442-2473 before making your request to determine what additional documents are required.

Exchanging Shares
You may exchange all or a portion of your investment from the same class of one Baird Fund to an identically registered account in another Baird Fund. You may also exchange between classes of a Fund or other Baird Funds if you meet the minimum investment requirements for the class into which you would like to exchange. Any new account established through an exchange will be subject to the minimum investment requirements applicable to the shares acquired. Exchanges will be executed on the basis of the relative NAV of the shares exchanged. The exchange privilege may be exercised only in those states where the class of shares of the Fund being acquired legally may be sold.

An exchange from one Baird Fund to another Baird Fund is considered to be a sale of shares for federal income tax purposes on which you may realize a taxable capital gain or loss unless you are a tax-exempt investor or hold your shares through a tax-deferred account such as a 401(k) plan or an IRA. A conversion from shares of one class to shares of a different class within the same Baird Fund is generally not a taxable transaction for federal income tax purposes.

Call the Fund (toll-free) at 1-866-442-2473 to learn more about exchanges and other Baird Funds.

More Information about the Exchange Privilege
The Fund and other Baird Funds are intended as long‑term investment vehicles and not to provide a means of speculating on short‑term market movements. In addition, excessive trading can hurt the Fund’s performance and shareholders. Therefore, the Fund may terminate, without notice, the exchange privilege of any shareholder who uses the exchange privilege excessively. See “Your Account—Buying Shares—Market Timing Policy.” In addition, if you exchange your shares in the Fund for shares in any other Baird Fund, you may be subject to the redemption fee, if applicable to that Fund, described under “Your Account – Selling Shares – Redemption Fee.” The Fund may change or temporarily suspend the exchange privilege during unusual market conditions.

General Transaction Policies
The Fund reserves the right to:

•Vary or waive any minimum investment requirement.

•Refuse, change, discontinue, or temporarily suspend account services, including purchase, exchange, or telephone redemption privileges, for any reason.

•Reject any purchase or the purchase side of an exchange request for any reason. Generally, the Fund does this if the purchase or exchange is disruptive to the efficient management of the Fund (due to the timing of the investment or a shareholder’s history of excessive trading).

•Reinvest a distribution check in your account at the Fund’s then-current NAV and reinvest all subsequent distributions if you elect to receive distributions in cash and the U.S. Postal Service cannot deliver your check, or if a distribution check remains uncashed for six months. You may change the distribution option on your account at any time by writing or calling the transfer agent. Any request for change should be submitted five days prior to the next distribution.

•Redeem all shares in your account if your balance falls below the Fund’s minimum initial purchase amount for the applicable class of shares. If, within 60 days of the Fund’s written request, you have not increased your account balance, you may be required to redeem your shares. The Fund will not require you to redeem shares if the value of your account drops below the investment minimum due to fluctuations of NAV.

•Delay paying redemption proceeds for up to seven days after receiving a request in proper form as described in this Prospectus.

•Modify or terminate the Automatic Investment and Systematic Withdrawal Plans at any time.

•Modify or terminate the exchange privilege after a 60-day written notice to shareholders.

•Make a “redemption in kind” (a payment in portfolio securities rather than cash) if the amount you are redeeming is in excess of the lesser of (i) $250,000 or (ii) 1% of the Fund’s assets in any 90-day period. In such cases, you may incur brokerage costs in converting these securities to cash. The Fund expects that any redemptions in kind will be made with readily marketable securities. However, shareholders who receive a redemption in kind will bear market risk until they sell the securities. For federal income tax purposes, redemptions in kind are taxed in the same manner to a redeeming shareholder as redemptions made in cash. The redeeming shareholder will generally receive a pro rata share of each security and cash position held by the distributing Fund (e.g., rounding such security positions to the nearest 100 shares or other appropriate rounding lot method), with adjustments for restricted securities, odd lots or fractional shares, or such other method of redemption that addresses any potential for overreaching or other concerns that underlie Section 17 of the

Investment Company Act if applicable. The distributing Fund will distribute cash in lieu of securities held in the Fund not amounting to round lots or other securities not distributed pursuant to the adjustments described above.

•Reject any purchase or redemption request that does not contain all required documentation.

If you did not decline telephone privileges on the account application or in a letter to the Fund, you may be responsible for any fraudulent telephone orders as long as the Fund has taken reasonable precautions to verify your identity. If an account has more than one owner or authorized person, the Fund will accept telephone instructions from any one owner or authorized person. In addition, once you place a telephone transaction request, it cannot be canceled or modified after the close of regular trading on the NYSE (normally, 3:00 p.m. Central time).

Telephone trades must be received by or prior to the close of regular trading on the NYSE (normally, 3:00 p.m. Central time). During periods of significant economic or market change, shareholders may encounter higher than usual call waits and telephone transactions may be difficult to complete. Please allow sufficient time to place your telephone transaction. If you are unable to contact the Fund by telephone, you may also mail the requests to the Fund at the address listed under “Buying Shares.”

Your broker-dealer or other financial organization may establish policies that differ from those of the Fund. For example, the organization may charge transaction fees, set higher minimum investments or impose certain limitations on buying or selling shares in addition to those identified in this Prospectus. Contact your broker-dealer or other financial organization for details.

Lost Shareholders, Inactive Accounts and Unclaimed Property. It is important that the Fund maintains a correct address for each shareholder. An incorrect address may cause a shareholder’s account statements and other mailings to be returned to the Fund. Based upon statutory requirements for returned mail, the Fund will attempt to locate the shareholder or rightful owner of the account. If the Fund is unable to locate the shareholder, then they will determine whether the shareholder’s account can legally be considered abandoned. Your mutual fund account may be transferred to the state government of your state of residence if no activity occurs within your account during the “inactivity period” specified in your state’s abandoned property laws. The Fund is legally obligated to escheat (or transfer) abandoned property to the appropriate state’s unclaimed property administrator in accordance with statutory requirements. The shareholder’s last known address of record determines which state has jurisdiction. Please proactively contact the Transfer Agent toll-free at 1-877-677-9414 at least annually to ensure your account remains in active status.

If you are a resident of the State of Texas, you may designate a representative to receive notifications that, due to inactivity, your mutual fund account assets may be delivered to the Texas Comptroller. Please contact the Transfer Agent if you wish to complete a Texas Designation of Representative form.

Distributions and Taxes

Distributions
The Fund makes distributions to its shareholders from the Fund’s net investment income and any realized net capital gain.

Distributions from the Fund’s net investment income are declared and paid annually. Net capital gain, if any, is generally distributed annually. It is expected that the Fund’s distributions will be primarily distributions of net capital gain.

Each share class determines its net investment income and net capital gain distributions in the same manner. However, because Investor Class shares pay Rule 12b-1 fees, distributions of net investment income paid to Investor Class shareholders will be lower per share than those paid to Institutional Class shareholders.

All of your distributions from the Fund’s net investment income and net capital gain will be reinvested in additional shares of the same class of that Fund unless you instruct otherwise on your account application or have redeemed all shares you held in the Fund.

Taxation
Changes in income tax laws, potentially with retroactive effect, could impact the Fund’s investments or the tax consequences to you of investing in the Fund. Some of the changes could affect the timing, amount and tax treatment of Fund distributions made to shareholders. Please consult your tax adviser before investing.

Fund distributions are taxable regardless of whether the distributions are received in cash or reinvested in additional Fund shares, unless you are a tax-exempt investor or hold your shares through a tax-deferred arrangement, such as a 401(k) plan or an IRA. Distributions of the Fund’s investment company taxable income (which includes dividends, interest, net short-term capital gain and net gain from foreign currency transactions), if any, generally are taxable to the Fund’s shareholders as ordinary income, except to the extent any of the distributions are attributable to and reported as “qualified dividend income,” as described below. For corporate shareholders, distributions of the Fund’s investment company taxable income may be eligible for the intercorporate dividends-received deduction. Fund distributions may not be subject to federal income tax if you are a tax-exempt investor or are investing through a tax-deferred arrangement, such as a 401(k) plan or an IRA, in which case you may be subject to federal income tax upon withdrawal of money from such tax-deferred arrangements. The Fund may be required to withhold federal income tax at a rate set under Section 3406 of the Code (backup withholding) from dividend payments, distributions and redemption proceeds if you fail to furnish the Fund with your correct Social Security or other applicable taxpayer identification number. You must certify that the number is correct and that you are not subject to backup withholding. The certification is included as part of the share purchase application form.

For non-corporate shareholders, to the extent that a distribution of investment company taxable income is attributable to and reported as “qualified dividend” income, such income may be eligible for the reduced federal income tax rates applicable to net long-term capital gain. If for any taxable year the Fund has gross income (excluding net capital gain) of which at least 95% was “qualified dividends,” all of the Fund’s distributions of investment company taxable income for such taxable year will be eligible for the lower federal income tax rates on “qualified dividends.” Certain holding period requirements also must be satisfied by both the Fund and the shareholder to obtain “qualified dividend” treatment.

Distributions of the Fund’s net capital gain (the excess of net long-term capital gain over net short-term capital loss) will generally be taxable as long-term capital gains whether reinvested in additional Fund shares or received in cash and regardless of the length of time that a shareholder has owned Fund shares.

A distribution of the Fund’s investment company taxable income or net capital gain declared by the Fund in October, November or December, but paid during January of the following year, is taxable as if received on December 31 of the year such distribution was declared.

If the value of shares is reduced below a shareholder’s cost basis as a result of a distribution by the Fund, the distribution will be taxable even though it, in effect, represents a return of invested capital. Investors considering buying shares just prior to a distribution of the Fund’s investment company taxable income or net capital gain should be aware that, although the price of shares purchased at that time may reflect the amount of the forthcoming distribution, such distribution may nevertheless be taxable to them.

Certain individuals, trusts and estates may be subject to a Net Investment Income (“NII”) tax of 3.8% (in addition to regular income tax). The NII tax is imposed on the lesser of (i) a taxpayer’s investment income, net of deductions properly allocable to such income or (ii) the amount by which such taxpayer’s modified adjusted gross income exceeds certain thresholds ($250,000 for married individuals filing jointly, $200,000 for unmarried individuals and $125,000 for married individuals filing separately). The Fund’s distributions are includable in a shareholder’s investment income for purposes of this NII tax. In addition, any capital gain realized by a shareholder upon a sale, exchange or redemption of Fund shares is includable in the shareholder’s investment income for purposes of this NII tax.

The federal income tax status of all distributions made by the Fund for the preceding year will be reported to shareholders annually. Distributions made by the Fund may also be subject to state and local taxes. Please note that distributions of both investment company taxable income and net capital gain are taxable even if reinvested in additional Fund shares.

Shareholders who sell, exchange or redeem shares generally will have a capital gain or loss from the sale, exchange or redemption. The amount of the gain or loss and the rate of federal income tax will depend mainly upon the amount paid for the shares, the amount received from the sale, exchange or redemption, and the length of time that the shares were held by a shareholder. Gain or loss realized upon a sale, exchange or redemption of Fund shares will generally be treated as a long-term capital gain or loss if the shares have been held for more than one year, and, if held for one year or less, as a short-term capital gain or loss. Any loss arising from the sale, exchange or redemption of shares held for six months or less, however, is treated as a long-term capital loss to the extent of any distributions of net capital gain received or deemed to be received with respect to such shares. In determining the holding period of such shares for this purpose, any period during which your risk of loss is offset by means of options, short sales or similar transactions is not counted. If you purchase Fund shares (through reinvestment of distributions or otherwise) within 30 days before or after selling, exchanging or redeeming shares of the same Fund at a loss, all or part of that loss will not be deductible and will instead increase the basis of the newly acquired shares to preserve the loss until a future sale, exchange or redemption.

If more than 50% of the value of the Fund’s total assets at the close of its taxable year consists of stock and securities in foreign corporations, the Fund will be eligible to, and may, file an election with the Internal Revenue Service (“IRS”) that would enable the Fund’s shareholders, in effect, to receive the benefit of the foreign tax credit with respect to any income taxes paid by the Fund to foreign countries and U.S. possessions. Please see the SAI for additional information regarding the foreign tax credit.

The Fund is required to report to certain shareholders and the IRS the cost basis of Fund shares acquired on or after January 1, 2012, when such shareholders subsequently sell, exchange or redeem those Fund shares. The Fund will determine cost basis using the average cost method unless you elect in writing (and not over the telephone) any alternate IRS-approved cost basis method. Please see the SAI for more information regarding cost basis reporting.

Additional tax information may be found in the SAI. Because everyone’s tax situation is unique, always consult your tax professional about federal, state and local tax consequences of an investment in the Fund.

For More Information

You can find more information about the Fund in the following documents:

Statement of Additional Information ("SAI")

The SAI contains details about the investments and techniques of the Fund and certain other additional information. A current SAI is on file with the Securities and Exchange Commission ("SEC") and is incorporated by reference into this Prospectus. This means that the SAI is legally considered a part of this Prospectus even though it is not physically within this Prospectus.

Annual and Semi-Annual Reports

The Fund's annual and semi-annual reports provide information regarding the Fund's financial reports and portfolio holdings. The annual report contains a discussion of the market conditions and investment strategies that significantly affected the Fund's performance during the Fund's last fiscal year.

As of January 1, 2021, paper copies of the Fund's annual and semi-annual shareholder reports will no longer be sent by mail. Instead, the reports will be made available on the Fund's website. You will be notified and provided with a link each time a report is posted to the website. You may request to receive paper reports from the Fund or from your financial intermediary, free of charge, at any time.

You can obtain a free copy of these documents, request other information, or make general inquiries about the Fund by calling the Fund (toll-free) at 1-866-442-2473 or by writing to:

The Fund's Prospectus, SAI and the annual and semi-annual reports are also available, free of charge, on the Fund's website at www.bairdfunds.com.

You may write to the SEC's Public Reference Room at the regular mailing address or the e-mail address below and ask them to mail you information about the Fund, including the SAI. They will charge you a fee for this duplicating service. You can also visit the SEC's Public Reference Room and review and copy documents while you are there. For more information about the operation of the SEC's Public Reference Room, call the SEC at the telephone number below.

Public Reference Section
Securities and Exchange Commission
100 F Street
Washington, D.C. 20549-1520
publicinfo@sec.gov
(202) 551-8090

Reports and other information about the Fund are also available on the EDGAR database on the SEC's Internet website at http://www.sec.gov. Copies of this information may be obtained, after paying a duplicating fee, by electronic request at publicinfo@sec.gov.

1940 Act File No. 811-09997

BAIRD FUNDS, INC.
Statement of Additional Information

Baird Equity Opportunity Fund
(Investor Class: BSVSX)
(Institutional Class: BSVIX)

December 13, 2021

This Statement of Additional Information (“SAI”) is not a prospectus and should be read in conjunction with the Prospectus dated December 13, 2021 of the Baird Equity Opportunity Fund (the “Fund”). The Fund is a series of Baird Funds, Inc. (the “Company”). This SAI contains additional information about principal strategies and risks already described in the Prospectus, as well as descriptions of non-principal strategies not described in the Prospectus. A copy of the Fund’s Prospectus may be obtained, free of charge, by written request via mail (Baird Funds, Inc. c/o U.S. Bank Global Fund Services, P.O. Box 701, Milwaukee, Wisconsin 53201-0701), overnight delivery (Baird Funds, Inc. c/o U.S. Bank Global Fund Services, 615 E. Michigan Street, Third Floor, Milwaukee, Wisconsin 53202-5207), by calling (toll-free) 1-866-442-2473, or on the Fund’s website at www.bairdfunds.com. You should read this SAI together with the Prospectus and retain it for further reference.

The Fund’s audited financial statements for the year ended December 31, 2020 are incorporated herein by reference to the Fund’s 2020 Annual Report. The Fund’s unaudited financial statements for the fiscal period ended June 30, 2021 are incorporated herein by reference to the Fund’s 2021 Semi-Annual Report. A copy of the Annual or Semi-Annual Report may be obtained without charge by calling the Fund (toll-free) at 1-866-442-2473.

BAIRD FUNDS, INC.

The Company is an open-end, diversified management investment company. The Fund is a series of common stock of the Company, a Wisconsin corporation that was incorporated on June 9, 2000. The Company is authorized to issue shares of common stock in series and classes. Each series of the Company is currently divided into two classes, an Investor Class and an Institutional Class. The Company also offers 14 other series that are described in separate Prospectuses and SAIs. Effective December 12, 2021, the Fund changed its name from the Baird SmallCap Value Fund to the Baird Equity Opportunity Fund.

INVESTMENT STRATEGIES AND RISKS

General Information Regarding the Fund

The investment advisor to the Fund is Robert W. Baird & Co. Incorporated (the “Advisor”). The sub-advisor to the Fund is Greenhouse Funds LLLP (“Greenhouse” or the “Subadvisor”).

As a principal investment strategy, the Fund invests primarily in equity securities companies with small- to medium-market capitalizations, which may include common stocks, preferred stocks, American Depositary Receipts (“ADRs”) or other depositary shares or receipts, rights, warrants, exchange-traded funds (“ETFs”), and options whose reference asset is an equity security or equity securities index.

Non-Diversification

The Fund is a non-diversified fund under the Investment Company Act of 1940, as amended (the “1940 Act”), which means that the Fund is permitted to invest its assets in a more limited number of issuers than diversified investment companies. However, the Fund intends to diversify its assets to the extent necessary to qualify for tax treatment as a regulated investment company under the Internal Revenue Code of 1986, as amended (the “Code”). To so qualify, at the close of each quarter of the Fund’s taxable year, (i) not more than 25% of the total value of the Fund’s total assets may be invested in (a) the securities (other than U.S. government securities or the securities of other regulated investment companies (“RICs”)) of any one issuer, (b) the securities (other than the securities of other RICs) of two or more issuers which the Fund controls and which are determined, pursuant to regulations under the Code, to be engaged in the same, similar or related trades or businesses, or (c) the securities of one or more qualified publicly traded partnerships, and (ii) with respect to 50% of the total value of the Fund’s assets (a) not more than 5% of its total assets may be invested in the securities of any one issuer (other than U.S. government securities and the securities of other regulated investment companies) and (b) the Fund may not own more than 10% of the outstanding voting securities of any one issuer (other than U.S. government securities and the securities of other regulated investment companies).

Note on Percentage Limitations

Whenever an investment objective, policy or strategy of the Fund set forth in the Fund’s Prospectus or this SAI states a maximum (or minimum) percentage of the Fund’s assets that may be invested in any type of security or asset class, the percentage is determined immediately after the Fund’s acquisition of that investment, except with respect to percentage limitations on temporary borrowing and illiquid investments. Accordingly, any later increase or decrease resulting from a change in the market value of a security or in the Fund’s assets (e.g., due to net sales or redemptions of Fund shares) will not cause the
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Fund to violate a percentage limitation. As a result, due to market fluctuations, cash inflows or outflows or other factors, the Fund may exceed such percentage limitations from time to time.

Sector Exposure and Industry Limitations

The Fund’s investments could be concentrated in one or more economic sectors. Similarly, it is also possible the Fund will have no exposure to one or more economic sectors. An economic sector refers to a large segment of the general economy and is comprised of multiple industries that operate in that segment. Under the Global Industry Classification Standards (“GICS”), an industry classification system developed by Morgan Stanley Capital International in collaboration with S&P Dow Jones Indices, there are 11 economic sectors that comprise nearly all business activity within the economy, including energy, materials, industrials, consumer discretionary, consumer staples, health care, financials, information technology, real estate, communication services and utilities. Within each economic sector, there are numerous industries and sub-industries. An industry is a group of companies that conduct similar business activities. The Fund will not purchase a security if, as a result, the Fund will have 25% or more of its total assets in a single industry.

Significant exposure to a particular economic sector will present the Fund with special risks associated with that sector. The performance of a particular sector may be vulnerable to general economic conditions, changes in prevailing interest rates, political developments, adverse laws and regulations and their enforcement, social and reputational changes, and the performance of industries and companies within the sector.

Real Estate Investment Trusts

As a non-principal strategy, the Fund may invest in real estate investment trusts (“REITs”). A REIT is a corporation or business trust (that would otherwise be taxed as a regular corporation) which meets certain definitional requirements of the Code. The Code permits a qualifying REIT to deduct its dividend payments from taxable income, thereby effectively eliminating corporate level federal income tax to the extent dividends are paid. To meet the definitional requirements of the Code, a REIT must, among other things: invest substantially all of its assets in interests in real estate (including mortgages and other REITs), cash and government securities; derive most of its income from rents from real property or interest on loans secured by mortgages on real property; and, in general, distribute annually 90% or more of its taxable income (other than net capital gains) to shareholders.

REITs are sometimes informally characterized as Equity REITs and Mortgage REITs. An Equity REIT invests primarily in the fee ownership or leasehold ownership of land and buildings (e.g., commercial equity REITs and residential equity REITs); a Mortgage REIT invests primarily in mortgages on real property, which may secure construction, development or long-term loans.

REITs may be affected by changes in underlying real estate values, which may have an exaggerated effect to the extent that REITs in which the Fund invests may concentrate investments in particular geographic regions or property types. Additionally, rising interest rates may cause investors in REITs to demand a higher annual yield from future distributions, which may in turn decrease market prices for equity securities issued by REITs. Rising interest rates also generally increase the costs of obtaining financing, which could cause the value of the Fund’s investments to decline. During periods of declining interest rates, certain Mortgage REITs may hold mortgages that the mortgagors elect to prepay, which prepayment may diminish the yield on securities issued by such Mortgage REITs. In addition, Mortgage
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REITs may be affected by the ability of borrowers to repay when due the debt extended by the REIT and Equity REITs may be affected by the ability of tenants to pay rent.

Certain REITs have relatively small market capitalization, which may tend to increase the volatility of the market price of securities issued by such REITs. Furthermore, REITs are dependent upon specialized management skills, have limited diversification and are, therefore, subject to risks inherent in operating and financing a limited number of projects. By investing in REITs indirectly through the Fund, a shareholder will bear not only his or her proportionate share of the expenses of the Fund, but also, indirectly, similar expenses of the REITs. REITs depend generally on their ability to generate cash flow to make distributions to shareholders.

In addition to these risks, Equity REITs may be affected by changes in the value of the underlying property owned by the trusts, while Mortgage REITs may be affected by the quality of any credit extended. Further, Equity and Mortgage REITs are dependent upon management skills and generally may not be diversified. Equity and Mortgage REITs are also subject to heavy cash flow dependency defaults by borrowers and self-liquidation. In addition, Equity and Mortgage REITs could possibly fail to qualify for the favorable U.S. federal income tax treatment generally available to REITs under the Code or fail to maintain their exemptions from registration under the 1940 Act. The above factors may also adversely affect a borrower’s or a lessee’s ability to meet its obligations to the REIT. In the event of default by a borrower or lessee, the REIT may experience delays in enforcing its rights as a mortgagee or lessor and may incur substantial costs associated with protecting its investments.

In general, qualified REIT dividends that an investor receives directly from a REIT are automatically eligible for the 20% qualified business income deduction. The IRS has issued final Treasury Regulations that permit a dividend or part of a dividend paid by a RIC and reported as a “section 199A dividend” to be treated by the recipient as a qualified REIT dividend for purposes of the 20% qualified business income deduction, if certain holding period and other requirements have been satisfied by the recipient with respect to its Fund shares.

ETFs, Other Investment Companies and Index-Based Investments

The Fund may invest in securities issued by other investment companies, including mutual funds, ETFs and closed-end funds, to the extent permitted by the 1940 Act and the rules and regulations thereunder. Under the 1940 Act, a fund generally may not acquire (1) more than 3% of the voting stock of any one investment company, (2) securities of an investment company with a value in excess of 5% of the fund’s total assets or (3) securities of all investment companies with a value in excess of 10% of the fund’s total assets. The Fund may purchase shares of unaffiliated money market funds, ETFs and other mutual funds in excess of these limits as permitted by the 1940 Act and the “fund of funds” rules promulgated thereunder, including Rule 12d1-4. The Fund may invest in money market mutual funds when the stock markets are expected to decline or when attractive equity investments are otherwise unavailable. The Fund may acquire ETFs and other investment companies as a means of investing cash temporarily in instruments consistent with the Fund’s investment objective.

ETFs are investment companies that are bought and sold on a securities exchange. Each share of an ETF represents an undivided ownership interest in the portfolio of stocks held by an ETF. Investments in index-based investments are subject to the same risks as investments in the securities that comprise the index. Index-based, or “passive”, ETFs acquire and hold either (i) shares of all of the companies that are represented by a particular index in the same proportion that is represented in the index itself; or (ii) shares of a sampling of the companies that are represented by a particular index in a proportion meant to
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track the performance of the entire index. Accordingly, the market price of index-based investments fluctuates in relation to changes in the value of the underlying portfolio of securities.

Index-based ETFs are intended to provide investment results that, before expenses, generally correspond to the price and yield performance of the ETF’s underlying index, and the value of their shares should, under normal circumstances, closely track the value of the underlying index’s component securities. ETFs generally do not buy or sell securities, except to the extent necessary to conform their portfolios to the corresponding index. Because an ETF has operating expenses and transaction costs, while an index does not, ETFs that track particular indices typically will be unable to match the performance of the index exactly.

In connection with their investments in ETF shares or shares of another investment company, the Fund will incur various costs. As a shareholder of another investment company, the Fund would bear, along with other shareholders, a pro-rata portion of the other investment company’s expenses, including advisory fees, and such fees and other expenses will be borne indirectly by the Fund’s shareholders. Generally, those fees include, but are not limited to, trustees’ fees, operating expenses, licensing fees, registration fees and marketing expenses, each of which will be reflected in the net asset value of an investment company or ETF and, therefore, the shares representing a beneficial interest therein. These expenses would be in addition to the advisory and other expenses that the Fund bears directly in connection with its own operations. The Fund may also realize capital gains or losses when shares of the other investment company are sold, and the purchase and sale of the ETF shares may include a brokerage commission that may result in costs.

As a non-principal investment strategy, the Fund may invest in investment companies or vehicles (such as ETFs) that seek to track the composition and performance of a specific index.

Money Market Instruments. As a non-principal investment strategy, the Fund may invest from time to time in “money market instruments,” a term that includes, among other things, U.S. government obligations, repurchase agreements, cash, bank obligations, commercial paper, variable amount master demand notes, corporate bonds with remaining maturities of 13 months or less and money market funds. These investments are used to help meet anticipated redemption requests or if other suitable securities are unavailable.

Bank obligations include bankers’ acceptances, negotiable certificates of deposit and non-negotiable time deposits, including U.S. dollar-denominated instruments issued or supported by the credit of U.S. or foreign banks or savings institutions. Although the Fund will invest in money market obligations of foreign banks or foreign branches of U.S. banks only where the Advisor or Subadvisor determines the instrument to present minimal credit risks, such investments may nevertheless entail risks that are different from those of investments in domestic obligations of U.S. banks due to differences in political, regulatory and economic systems and conditions. All investments in bank obligations are limited to the obligations of financial institutions having more than $1 billion in total assets at the time of purchase, and investments by the Fund in the obligations of foreign banks and foreign branches of U.S. banks will not exceed 20% of the Fund’s net assets at the time of purchase. The Fund may also make interest-bearing savings deposits in commercial and savings banks in amounts not in excess of 5% of its net assets.

Investments by the Fund in commercial paper will consist of issues rated at the time A-1 by S&P, Prime-1 by Moody’s or a similar short-term credit rating by another nationally recognized statistical rating organization. In addition, the Fund may acquire unrated commercial paper and corporate bonds that are
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determined by the Advisor or Subadvisor at the time of purchase to be of comparable quality to rated instruments that may be acquired by the Fund as previously described.

The Fund may also purchase variable amount master demand notes which are unsecured instruments that permit the indebtedness thereunder to vary and provide for periodic adjustments in the interest rate. Although the notes are not normally traded and there may be no secondary market in the notes, the Fund may demand payment of the principal of the instrument at any time. The notes are not typically rated by credit rating agencies, but issuers of variable amount master demand notes must satisfy the same criteria as set forth above for issuers of commercial paper. If an issuer of a variable amount master demand note defaulted on its payment obligation, the Fund might be unable to dispose of the note because of the absence of a secondary market and might, for this or other reasons, suffer a loss to the extent of the default. The Fund invests in variable amount master demand notes only when the Advisor or Subadvisor deems the investment to involve minimal credit risk.

U.S. Government Obligations. As a non-principal investment strategy, the Fund may invest in a variety of U.S. Treasury obligations including bonds, notes and bills that mainly differ only in their interest rates, maturities and time of issuance. The Fund may also invest in other securities issued, sponsored or guaranteed by the U.S. government, its agencies and instrumentalities, such as obligations of Federal Home Loan Banks, Federal Farm Credit Banks, Federal Land Banks, the Federal Housing Administration, Farmers Home Administration, Export-Import Bank of the United States, Small Business Administration, Government National Mortgage Association (“GNMA”), Federal National Mortgage Association (“FNMA”), commonly referred to as “Fannie Mae,” General Services Administration, Central Bank for Cooperatives, Federal Home Loan Mortgage Corporation (“FHLMC”), commonly referred to as “Freddie Mac,” Federal Intermediate Credit Banks, Maritime Administration, and Resolution Trust Corp. No assurance can be given that the U.S. government will provide financial support to U.S. government-sponsored agencies or instrumentalities where it is not obligated to do so by law. For instance, securities issued by GNMA are supported by the full faith and credit of the United States, while securities issued by FNMA and FHLMC are supported only by the discretionary authority of the U.S. government.

Borrowings. As a non-principal investment strategy, the Fund may borrow money from banks to the extent allowed (as described below) to meet shareholder redemptions or for other temporary or emergency purposes. Any borrowings by the Fund may not remain outstanding for more than 15 business days. If the securities held by the Fund should decline in value while borrowings are outstanding, the Fund’s net asset value will decline in value by proportionately more than the decline in value suffered by the Fund’s securities. As a result, the Fund’s net asset value may be subject to greater fluctuation until the borrowing is paid off. The Fund has established a line of credit with U.S. Bank, the Fund’s custodian bank, by which the Fund may borrow money for temporary or emergency purposes. The Fund may pledge assets to secure bank borrowings which are limited to 33 1/3% of the Fund’s total assets. An unsecured line of credit is available to the Fund for any period during which U.S. Bank is an affiliate of the Fund.

Preferred Stocks. As a non-principal investment strategy, the Fund may invest in preferred stocks. Preferred stocks are securities that represent an ownership interest providing the holder with claims on the issuer’s earnings and assets before common stock but after bond owners. Unlike debt securities, the obligations of an issuer of preferred stock, including dividend and other payment obligations, may not typically be accelerated by the holders of such preferred stock on the occurrence of an event of default (such as a covenant default or filing of a bankruptcy petition) or other non-compliance by the issuer with the terms of the preferred stock. Often, however, on the occurrence of any such event of default or
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non‑compliance by the issuer, preferred stockholders will be entitled to gain representation on the issuer’s board of directors or increase their existing board representation. In addition, preferred stockholders may be granted voting rights with respect to certain issues on the occurrence of any event of default. The Fund will limit its investments in preferred stock to no more than 5% of its respective net assets.

Options on Securities and Indices. As a principal investment strategy, the Fund may purchase and sell (write) put options and call options on securities or indices to hedge its portfolio or to enhance returns. The Fund will purchase and sell (write) options in standardized contracts listed on securities exchanges. The Fund may also purchase and sell (write) over-the-counter (“OTC”) put options and call options.

A call option gives the purchaser of the option the right to buy, and a writer the obligation to sell, the underlying security or index at the stated exercise price at any time prior to the expiration of the option, regardless of the market price of the security. The premium paid to the writer is in consideration for undertaking the obligations under the option contract. A put option gives the purchaser the right to sell the underlying security or index at the stated exercise price at any time prior to the expiration date of the option, regardless of the market price of the security or index. In contrast to an option on a particular security, an option on an index provides the holder with the right to make or receive a cash settlement upon exercise of the option. The amount of this settlement will be equal to the difference between the closing price of the index at the time of exercise and the exercise price of the option expressed in dollars, times a specified multiple.

Purchasing Put and Call Options. The Fund may purchase put options on portfolio securities or indices. By buying a put, the Fund limits the risk of loss from a decline in the market value of the security or index until the put expires. Any appreciation in the value of and yield otherwise available from the underlying security or index, however, will be partially offset by the amount of the premium paid for the put option and any related transaction costs. Call options may be purchased by the Fund in order to acquire the underlying security at a later date at a price that avoids any additional cost that would result from an increase in the market value of the security. A call option may also be purchased to increase the Fund’s return to investors at a time when the call is expected to increase in value due to anticipated appreciation of the underlying security or index. Prior to its expiration, a purchased put or call option may be sold in a “closing sale transaction” (a sale by the Fund, prior to the exercise of the option that the Fund has purchased, of an option of the same series), and profit or loss from the sale will depend on whether the amount received is more or less than the premium paid for the option plus the related transaction costs.

The aggregate premiums paid for option purchases will not exceed 5% of the Fund’s total assets.

Writing Put and Call Options. Writing options may permit the Fund to generate additional income in the form of the premium received for writing the option. The writer of an option may have no control over when the underlying reference instruments must be sold (in the case of a call option) or purchased (in the case of a put option) because the writer may be notified of exercise at any time prior to the expiration of the option (for American style options). In general, though, options are infrequently exercised prior to expiration. Whether or not an option expires unexercised, the writer retains the amount of the premium.

The Fund may sell put and call options on securities or indices. The Fund will sell call options only if they are “covered”. A call option on a security is “covered” if the Fund owns the security underlying the call or has an absolute and immediate right to acquire that security without additional cash consideration (or, if additional cash consideration is required, cash, cash equivalents or other liquid securities in such amount as required are segregated or “earmarked” on the Fund’s records) upon conversion or exchange of other securities held by the Fund, or by segregating or earmarking cash, cash equivalents or other liquid securities on the Fund’s records. A call option on an index is covered if cash, cash equivalents or other liquid securities equal to the contract value are segregated or earmarked on the Fund’s records. A call
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option is also covered if the Fund holds a call on the same security or index as the call written where the exercise price of the call held is (i) equal to or less than the exercise price of the call written; or (ii) greater than the exercise price of the call written provided the difference in cash, cash equivalents or other liquid securities is segregated or earmarked on the Fund’s records.

The Fund’s obligations under a call option written by the Fund may be terminated prior to the expiration date of the option by the Fund executing a closing purchase transaction, which is effected by purchasing on an exchange an option of the same series (i.e., same underlying security or index, exercise price and expiration date) as the option previously written. Such a purchase does not result in the ownership of an option. A closing purchase transaction will ordinarily be effected to realize a profit on an outstanding option, to prevent an underlying security from being called, to permit the sale of the underlying security or to permit the writing of a new option containing different terms. The cost of such a liquidation purchase plus transaction costs may be greater than the premium received upon the original option, in which event the Fund will have incurred a loss in the transaction. An option position may be closed out only on an exchange that provides a secondary market for an option of the same series. There is no assurance that a liquid secondary market on an exchange will exist for any particular option. A call option writer, unable to effect a closing purchase transaction, will not be able to sell an underlying security until the option expires or the underlying security is delivered upon exercise with the result that the writer in such circumstances will be subject to the risk of market decline during such period.

By writing a call option on a security, the Fund foregoes the opportunity to profit from an increase in the market price of the underlying security above the exercise price except insofar as the premium represents such a profit, and it is not able to sell the underlying security until the option expires or is exercised or the Fund effects a closing purchase transaction by purchasing an option of the same series. Except to the extent that a written call option on an index is covered by an option on the same index purchased by the Fund, movements in the index may result in a loss to the Fund; however, such losses may be mitigated by changes in the value of securities held by the Fund during the period the option was outstanding.

If a call option on a security is exercised, the Fund may deliver the underlying security held by the Fund or purchase the underlying security in the open market. In either event, the proceeds of the sale will be increased by the net premium originally received, and the Fund will realize a gain or loss.

As the writer of a put option, the Fund has a risk of loss should the underlying reference instrument decline in value. If the value of the underlying reference instrument declines below the exercise price of the put option and the put option is exercised, the Fund, as the writer of the put option, will be required to buy the instrument at the exercise price, which will exceed the market value of the underlying reference instrument at that time. The Fund will incur a loss to the extent that the current market value of the underlying reference instrument is less than the exercise price of the put option. However, the loss will be offset in part by the premium received from the buyer of the put. If a put option written by the Fund expires unexercised, the Fund will realize a gain in the amount of the premium received.

All put options written by a Fund will be “covered.” A put option on a security or an index written by the Fund is “covered” if cash, cash equivalents or other liquid securities are segregated or earmarked on the Fund’s records equal to the exercise price. A put option written by the Fund is also covered if the Fund holds a put on the same security or index as the put written where the exercise price of the put held is (i) equal to or greater than the exercise price of the put written or (ii) less than the exercise price of the put written, provided the difference in cash, cash equivalents or other liquid securities is segregated or earmarked on the Fund’s records.

The total exposure for written or sold options (i.e., delta-adjusted aggregate notional value) will not exceed 10% of the Fund’s total assets.

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Other Risks Associated with Investing in Options. Options may be more volatile than the underlying securities or indices, and therefore, on a percentage basis, an investment in options may be subject to greater fluctuation than an investment in the underlying securities. Investing in options is a highly specialized activity that entails greater than ordinary investment risks, including the complete loss of the amount paid as premiums to the writer of the option. Regardless of how much the market price of the underlying security or index increases or decreases, the option buyer’s risk is limited to the amount of the original investment for the purchase of the option. The option writer, however, has unlimited economic risk because its potential loss, except to the extent offset by the premium received when the option was written, is equal to the amount the option is “in-the-money” at the expiration date.

Other risks include (i) an imperfect correlation between the change in market value of the securities or indices the Fund holds and the prices of options relating to the securities or indices purchased or sold by the Fund; and (ii) the possible lack of a liquid secondary market for an option. A decision as to whether, when and how to use options involves the exercise of skill and judgment, and a transaction may be unsuccessful to some degree because of market behavior or unexpected events.

The Fund will engage in unlisted OTC options only with broker-dealers deemed creditworthy by the Advisor. Closing transactions in certain options are usually effected directly with the same broker-dealer that effected the original option transaction. The Fund bears the risk that the broker-dealer will fail to meet its obligations. There is no assurance that a liquid secondary trading market will exist for closing out an unlisted option position. Furthermore, unlisted options are not subject to the protections afforded purchasers of listed options by the Options Clearing Corporation, which performs the obligations of its members who fail to perform in connection with the purchase or sale of options.

Regulation of Options and other Derivatives Instruments. Options are a type of “derivative” instrument, an instrument whose value is derived from the performance of an underlying asset or index. The regulation of derivatives markets is undergoing changes in connection with new Rule 18f‑4 under the 1940 Act, which was adopted by the SEC in 2020 to govern the use of derivatives and certain related instruments by registered investment companies (the “Derivatives Rule”). The Derivatives Rule will replace existing SEC and staff guidance with a new framework for the use of derivatives by registered investment companies. Unless a fund qualifies as a “limited derivatives user,” as defined in the Derivatives Rule, the Derivatives Rule will require registered investment companies that trade derivatives and other instruments that create future payment or delivery obligations to adopt a value‑at-risk leverage limit and implement a derivatives risk management program. The Fund expects to qualify as a “limited derivatives user” such that many of these new requirements will not apply to the Fund. In any event, complying with the new Derivatives Rule may increase the cost of the Fund’s investments and cost of doing business. In connection with the adoption of the Derivatives Rule, the SEC eliminated the asset coverage framework for derivatives set forth in prior SEC guidance. The compliance date for the Derivatives Rule is August 19, 2022. As the Fund comes into compliance with the Derivatives Rule, the Fund’s asset segregation and coverage practices discussed above may be impacted.

Foreign Securities and ADRs. As a principal investment strategy, the Fund may invest up to 15% of its total assets in foreign equity securities including common stocks, ordinary shares and ADRs. In determining whether a company is a U.S. or non-U.S. company, the Fund considers a number of factors, including the company’s jurisdiction of incorporation or organization, the location of the company’s corporate or operational headquarters or principal place of business, the location of the principal trading market for the company’s common stock, the location(s) of a majority of the company’s assets or production of its goods and services, and the locations of the primary sources of the company’s revenues or profits. The Fund may invest in sponsored and unsponsored ADRs. ADRs are receipts issued by a bank or trust company evidencing ownership of underlying securities issued by a foreign issuer. ADRs in which the Fund may invest will be listed on a national securities exchange or may trade in the over-the-counter market. ADR prices are denominated in U.S. dollars; the underlying security may be
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denominated in a foreign currency. The underlying security may be subject to foreign government taxes which would reduce the yield on such securities. Investments in foreign securities and ADRs also involve certain inherent risks, such as political or economic instability of the country of issue, the difficulty of predicting international trade patterns and the possibility of imposition of exchange controls. Such securities may also be subject to greater fluctuations in price than securities of domestic corporations. In addition, there may be less publicly available information about a foreign company than about a domestic company. Foreign companies generally are not subject to uniform accounting, auditing and financial reporting standards comparable to those applicable to domestic companies. With respect to certain foreign countries, there is a possibility of expropriation or confiscatory taxation, or diplomatic developments, which could affect investment in those countries.

While “sponsored” and “unsponsored” ADR programs are similar, there are differences regarding ADR holders’ rights and obligations and the practices of market participants. A depositary may establish an unsponsored facility without participation by (or acquiescence of) the underlying issuer; typically, however, the depositary requests a letter of non-objection from the underlying issuer prior to establishing the facility. Holders of unsponsored ADRs generally bear all the costs of the ADR facility. The depositary usually charges fees upon the deposit and withdrawal of the underlying securities, the conversion of dividends into U.S. dollars, the disposition of non-cash distribution, and the performance of other services. The depositary of an unsponsored facility frequently is under no obligation to distribute shareholder communications received from the underlying issuer or to pass through voting rights to ADR holders in respect of the underlying securities.

Sponsored ADR facilities are created in generally the same manner as unsponsored facilities, except that sponsored ADRs are established jointly by a depositary and the underlying issuer through a deposit agreement. The deposit agreement sets out the rights and responsibilities of the underlying issuer, the depositary and the ADR holders. With sponsored facilities, the underlying issuer typically bears some of the costs of the ADR (such as dividend payment fees of the depositary), although ADR holders may bear costs such as deposit and withdrawal fees. Depositories of most sponsored ADRs agree to distribute notices of shareholder meetings, voting instructions, and other shareholder communications and information to the ADR holders at the underlying issuer’s request.

Although the Fund’s investments in foreign companies will primarily consist of companies located in industrialized or developed countries, some foreign companies may be domiciled in or derive substantial revenues from countries in emerging markets, which may be more susceptible to political, social or economic instability in those countries and greater price volatility.

Illiquid Securities. The Fund may hold up to 15% of the value of its net assets in illiquid securities. “Illiquid security” is defined as a security that the Fund reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the security. Securities that are not registered under the federal securities laws and cannot be sold to the U.S. public because of SEC regulations (known as “restricted securities”) generally are regarded as illiquid securities unless the Advisor or Subadvisor determines otherwise. If the Fund should hold more than 15% of its net assets in illiquid securities, the Advisor or Subadvisor will consider appropriate steps under its liquidity risk management program to protect maximum liquidity, including the orderly sale of illiquid securities, and will make notices as required by SEC rules. Please note that a considerable period may elapse between a decision to sell illiquid securities and the time when such securities can be sold. If, during such a period, adverse market conditions were to develop, the Fund might obtain a less favorable price than prevailed when it decided to sell.

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Cash or Similar Investments; Temporary Strategies

As a non-principal investment strategy, under normal market conditions, the Fund may invest up to 20% of its net assets in cash or similar short-term, investment grade securities such as U.S. government securities, money market mutual funds, repurchase agreements, commercial paper or certificates of deposit. In addition, in limited circumstances, to retain the flexibility to respond promptly to changes in market, economic or political conditions or in the case of unusually large cash inflows or redemptions, the Subadvisor may invest up to 100% of the Fund’s total assets in such investments. When the Fund takes a temporary position, the Fund may not achieve its investment objective.

Portfolio Turnover

The portfolio turnover rate for the Fund is calculated by dividing the lesser of amounts of purchases or sales of portfolio securities for the reporting period by the monthly average value of the portfolio securities owned during the reporting period. The calculation excludes all securities, including options, whose maturities or expiration dates at the time of acquisition are one year or less. Portfolio turnover may vary greatly from year to year as well as within a particular year, and may be affected by cash requirements for redemption of shares and by requirements which enable the Fund to receive favorable tax treatment. Portfolio turnover will not be a limiting factor in making portfolio decisions, and the Fund may engage in short-term trading to achieve their respective investment objectives.

The Fund may sell a portfolio investment soon after its acquisition if the Subadvisor believes that such a disposition is consistent with attaining the investment objective of the Fund. Portfolio investments may be sold for a variety of reasons described in the prospectus, such as a more favorable investment opportunity or other circumstances bearing on the desirability of continuing to hold such investments. A high rate of portfolio turnover (over 100%) may involve correspondingly greater transaction costs, which must be borne directly by the Fund and ultimately by its shareholders. High portfolio turnover may result in the realization of substantial net capital gains. To the extent net short-term capital gains are realized, distributions attributable to such gains will be taxed to Fund shareholders at ordinary income rates for federal income tax purposes. The table below shows the portfolio turnover rate for Fund for the last two fiscal years.

Portfolio Turnover Rate During Fiscal Years Ended December 31,
2020	2019
61%	55%

INVESTMENT OBJECTIVE AND LIMITATIONS

Investment Objective

The investment objective of the Fund cannot be changed without shareholder approval, which requires the approval of a “majority of the Fund’s outstanding voting securities,” as defined below.

Fundamental Investment Limitations

The Fund is subject to the fundamental investment limitations enumerated in this subsection, which may be changed only by a vote of the holders of a majority of the Fund’s outstanding voting securities. A
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“majority of the outstanding voting securities” of the Fund means the lesser of (1) 67% or more of the shares of common stock of the Fund represented at a meeting at which the holders of more than 50% of the outstanding shares of the Fund are present in person or by proxy, or (2) more than 50% of the outstanding shares of the Fund.

The Fund:

1.May not, with respect to 50% of its total assets, purchase the securities of any one issuer (except securities issued or guaranteed by the U.S. government, or its agencies or instrumentalities and the securities of other regulated investment companies) if, as a result, (i) more than 5% of the Fund’s total assets would be invested in the securities of that issuer, or (ii) the Fund would hold more than 10% of the outstanding voting securities of that issuer.

2.May (i) borrow from banks for temporary or emergency purposes (but not for leveraging or the purchase of investments), and (ii) make other investments or engage in other transactions permissible under the 1940 Act, which may involve a borrowing, including borrowing through reverse repurchase agreements, provided that the combination of (i) and (ii) shall not exceed 33 1/3% of the value of the Fund’s total assets (including the amount borrowed), less the Fund’s liabilities (other than borrowings). If the amount borrowed at any time exceeds 33 1/3% of the Fund’s total assets, the Fund will, within three days thereafter (not including Sundays, holidays and any longer permissible period), reduce the amount of the borrowings such that the borrowings do not exceed 33 1/3% of the Fund’s total assets. The Fund may also borrow money from other persons to the extent permitted by applicable laws.

3.May not issue senior securities, except as permitted under the 1940 Act.

4.May not act as an underwriter of another issuer’s securities, except to the extent that the Fund may be deemed to be an underwriter within the meaning of the Securities Act of 1933, as amended, in connection with the purchase and sale of portfolio securities.

5.May not purchase or sell physical commodities unless acquired as a result of ownership of other securities or other instruments (but this shall not prevent the Fund from purchasing or selling options, futures contracts or other derivative instruments, or from investing in securities or other instruments backed by physical commodities).

6.May not make loans if, as a result, more than 33 1/3% of the Fund’s total assets would be lent to other persons, except through (i) purchases of debt securities or other debt instruments, or (ii) engaging in repurchase agreements.

7.May not purchase the securities of any issuer if, as a result, 25% or more of the Fund’s total assets would be invested in the securities of issuers, the principal business activities of which are in the same industry.

8.May not purchase or sell real estate, unless acquired as a result of ownership of securities or other instruments (but this shall not prohibit the Fund from purchasing or selling securities or other instruments backed by real estate or of issuers engaged in real estate activities).

With respect to Fundamental Investment Limitation No. 2, “any longer permissible period” means any longer period authorized by the SEC in accordance with Section 18(f)(1) of the 1940 Act and “applicable laws” means the 1940 Act, any rule, regulation or exemptive order thereunder or SEC staff interpretation thereof.
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Under the 1940 Act, in addition to borrowing from banks, the Fund may borrow from other persons an additional amount not exceeding 5% of its total assets for temporary purposes. The Fund does not intend to borrow from parties other than banks.

With respect to Fundamental Investment Limitation No. 3, the 1940 Act permits the Fund to enter into options, futures contracts, forward contracts, repurchase agreements and reverse repurchase agreements provided that these types of transactions are covered in accordance with SEC positions. Under SEC staff interpretations of the 1940 Act as currently in effect, such derivative transactions will not be deemed “senior securities” if the Fund segregates or earmarks assets on the Fund’s records or otherwise cover their obligations to limit the Fund’s risk of loss, such as through offsetting positions. The Derivatives Rule, following an implementation period, will replace existing SEC guidance with an updated framework for registered funds’ use of derivatives. Pursuant to the Derivatives Rule, the Fund’s segregation or earmarking procedures described above may change.

With respect to Fundamental Investment Limitation No. 7, the Subadvisor determines industry classifications for the Fund in accordance with the Global Industry Classification Standards, an industry classification system developed by Morgan Stanley Capital International in collaboration with S&P Dow Jones Indices, or other classification sources maintained and developed by third parties. In the absence of such classification, or if the Subadvisor determines in good faith based on its own analysis that the economic characteristics affecting a particular issuer make it more appropriate to be considered engaged in a different industry, the Subadvisor may classify an issuer accordingly. Thus, the composition of an industry may change from time to time. The Fund may be concentrated in a sector but will not be concentrated in any industry. There is no limitation with respect to instruments issued or guaranteed by the United States, any state, territory or possession of the United States, the District of Columbia or any of their authorities, agencies, instrumentalities or political subdivisions even though the proceeds from the sale of those instruments by such governmental authorities may be used to fund projects in particular industries. For purposes of Fundamental Investment Limitation No. 7, investment companies are not considered to be part of any industry and, to the extent the Fund invests its assets in underlying investment companies, 25% or more of the Fund’s total assets may be indirectly exposed to a particular industry or group of industries through its investment in one or more underlying investment companies.

Unless noted otherwise, if a percentage restriction is adhered to at the time of investment, a later increase or decrease in percentage resulting from a change in the Fund’s assets (i.e., due to cash inflows or redemptions) or in market value of the investment or the Fund’s assets will not constitute a violation of that restriction. This does not, however, apply to the borrowing policy set forth above.

Non-Fundamental Investment Limitations

The following are the Fund’s non-fundamental operating policies, which may be changed by the Company’s Board of Directors (the “Board”) without shareholder approval.

The Fund may not:

1.Sell securities short, unless the Fund owns or has the right to obtain securities equivalent in kind and amount to the securities sold short, or unless it covers such short sale as required by the current rules and positions of the SEC or its staff, and provided that transactions in options, futures contracts, options on futures contracts, or other derivative instruments are not deemed to constitute selling securities short.
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2.Purchase securities on margin, except that the Fund may obtain such short-term credits as are necessary for the clearance of transactions; and provided that margin deposits in connection with futures contracts, options on futures contracts, or other derivative instruments shall not constitute purchasing securities on margin.

3.Purchase securities of other investment companies except in compliance with the 1940 Act and applicable state law.

4.Make any loans, other than loans of portfolio securities, except through (i) purchases of debt securities or other debt instruments, or (ii) repurchase agreements.

5.Borrow money except from banks or through reverse repurchase agreements or mortgage dollar rolls.

6.Make any change in the Fund’s investment policy of investing at least 80% of its net assets in the investments suggested by the Fund’s name without first providing the Fund’s shareholders with at least a 60-day notice.

The Fund’s non-fundamental investment policies listed above may be changed with the approval of the Board. Unless noted otherwise, if a percentage restriction set forth in the Fund’s Prospectus or this SAI is adhered to at the time of investment, a later increase or decrease in percentage resulting from a change in the Fund’s assets (i.e., due to cash inflows or redemptions) or in market value of the investment or the Fund’s assets will not constitute a violation of that restriction. This does not, however, apply to the borrowing policy set forth above.

For purposes of the Fund’s policy to invest a minimum percentage of its assets in investments suggested by the Fund’s name, “assets” is defined as net assets plus borrowings for investment purposes.

NET ASSET VALUE

Shares of the Fund are sold on a continual basis at the NAV next computed following receipt of an order in proper form by a dealer, the Fund’s distributor, Robert W. Baird & Co. Incorporated (the “Distributor”), or U.S. Bancorp Fund Services, LLC (the “Transfer Agent”). Shares of the Fund may be purchased or redeemed only on days the New York Stock Exchange (“NYSE”) is open.

The NAV per share for each class of shares of the Fund is determined as of the close of regular trading on the NYSE (normally, 3:00 p.m., Central time), Monday through Friday, except on days the NYSE is not open. The NYSE is closed on the following holidays: New Year’s Day, Martin Luther King, Jr. Day, Presidents’ Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. Consistent with industry practice, the NAV per share of the Fund is calculated separately for the Investor Class and Institutional Class shares by adding the value of all portfolio securities and other assets per class (including interest or dividends accrued, but not yet collected), subtracting the liabilities, and dividing the result by the number of outstanding shares of that class. The result, rounded to the nearest cent (two decimal places), is the NAV per share. As is the case for all mutual funds, rounding the NAV to the nearest cent (two decimal places) may impact each share Class’s NAV. The results of rounding, including performance results, may be more pronounced when there are large purchases or redemptions from either share Class. When determining NAV, expenses are accrued and applied daily.

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The Board has adopted Pricing and Valuation Committee Procedures (“Pricing Procedures”), which specify how the Fund’s investments are to be valued when calculating the Fund’s NAV. The Board has delegated responsibility for daily pricing of the Fund’s investments to the Advisor. The Fund’s accounting agent calculates the daily NAV for the Fund.

The Fund’s portfolio investments are generally valued using pricing information provided by a primary independent pricing service. If pricing information is not available from the primary pricing service, pricing information from an approved secondary independent pricing service or another source set forth in the Pricing Procedures may be used. Should pricing information not be available from a primary or secondary pricing service or another permitted source, the investment will be priced at its “fair value” as determined by the Valuation Committee of the Advisor, subject to the ultimate supervision of the Board.

Equity securities, including ETFs and closed-end funds, that are listed on a U.S. securities exchange are generally valued at the last sale price or official closing price at the close of that exchange. If, on a particular day, an exchange-listed security does not trade, then the security will be valued at the average of the most recent bid and asked prices. Over-the-counter equity securities for which reliable quotations are available are valued at the average of the most recent bid and asked prices.

Foreign equity securities listed on a foreign exchange are generally valued at the last sale price on the exchange on which the security is primarily traded at the time of the close of the NYSE. For securities traded in certain countries, market maker prices are used since they are the most representative of the daily trading activity. Market maker prices are usually the mean between the bid and asked prices. Listed foreign equity securities not traded on a particular day are generally valued at the mean between the last reported bid and the asked quotes, or the last sale price when appropriate; otherwise, the security will be priced at fair value by the Valuation Committee. Non-exchange traded foreign equity and debt securities are generally priced on the basis of valuations provided by the pricing service or at the mean between the bid and asked quotes. If no such quotations are available, the security will be priced at fair value by the Valuation Committee.

Shares of mutual funds that are quoted on Nasdaq are generally valued at their last calculated NAV. If a mutual fund is not quoted on Nasdaq, the mutual fund’s value will be determined by obtaining the NAV last calculated by the mutual fund, unless the Advisor does not believe such NAV is a fair value, in which case the mutual fund will be priced at fair value by the Valuation Committee.

Debt obligations are generally valued using evaluated bid prices provided by the primary pricing service. To calculate an evaluated price, a pricing service uses various market inputs such as benchmark yields, reported trades, broker-dealer quotes, issuer spreads, comparable securities, bids, offers and reference data, as well as market indicators, and issuer, industry and economic events. If the primary pricing service does not price a particular debt obligation, the Fund may use an evaluated price provided by a secondary pricing service. If a secondary pricing service does not price a particular debt obligation, the Advisor may obtain and use a valuation from a dealer who was the underwriter for the issuance or who makes a market in that debt obligation or similar debt obligations. If the Advisor cannot obtain a price provided by such a dealer, the debt obligation will generally be priced at fair value by the Valuation Committee. Debt obligations purchased with a remaining maturity of 60 days or less are valued at market prices as described above, unless an evaluated price is not available from a pricing service, in which case such debt obligation is valued at acquisition cost, plus or minus any amortized discount or premium (“amortized cost”), or, if the Advisor does not believe amortized cost is reflective of the fair value of the debt obligation, the debt obligation is priced at fair value by the Valuation Committee. In prescribed circumstances, such as for new issues of debt obligations or when a pricing service ceases pricing a debt
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obligation, the Advisor may use other methods to value Fund investments, such as obtaining a valuation from an underwriter or dealer.

Put and call options purchased by the Fund will be valued at the last sale price or, in the absence of such a price, at the mean between bid and asked prices.

Other securities or assets held by the Fund are generally valued using prices quoted by the exchange on which they are traded or using other applicable market quotations, unless such information is not available, in which event they will be priced at fair value by the Valuation Committee.

If pricing information is not readily available from a pricing service or another permitted source, or if the Advisor deems the pricing information to not represent “fair value” of the investment, the investment will be priced at its “fair value” as determined by the Valuation Committee, subject to the ultimate supervision of the Board. In determining fair value of the Fund’s investment, the Valuation Committee applies valuation methods approved by the Board and takes into account relevant factors and available information. Consequently, the price of the security used by the Fund to calculate its NAV may differ from quoted or published prices for the same security. Fair value pricing involves subjective judgments and there is no single standard for determining a security’s fair value. As a result, different mutual funds could reasonably arrive at a different fair value for the same security. It is possible that the fair value determined for a security is materially different from the value that could be realized upon the sale of that security or from the values that other mutual funds may determine. In addition, during periods of market volatility or illiquidity, the prices determined for any individual investment on any given day may vary significantly from the amount that can be obtained in an actual sale of that investment, and the Fund’s NAVs may fluctuate significantly from day to day or from period to period.

The calculation of NAV of the Fund may not take place contemporaneously with the determination of the prices of portfolio securities used in such calculation. Events affecting the values of portfolio securities that occur between the time their prices are determined and the close of the NYSE (normally, 3:00 p.m., Central time), and at other times, may not be reflected in the calculation of NAV of the Fund.

ADDITIONAL PURCHASE AND REDEMPTION INFORMATION

Fees for Certain Shareholder Services. Broker-dealers and other financial intermediaries may be paid by the Advisor or the Distributor for advertising, distribution or shareholder services. These payments may be in addition to any amounts paid by the Fund under the distribution and shareholder servicing plan adopted by the Board (see “Distribution Plan,” below) or any amounts paid by the Fund for sub-transfer agency or other administrative services. Depending on the terms of the particular account, broker-dealers and other financial intermediaries also may charge their customers fees for automatic investment, redemption and other services provided. Such fees may include, for example, account maintenance fees, compensating balance requirements or fees based upon account transactions, assets or income. The intermediaries are responsible for providing information concerning these services and any charges to any customer who must authorize the purchase of Fund shares prior to such purchase.

Suspension of Redemption Right. Under the 1940 Act, the Fund may suspend the right of redemption or postpone the date of payment for shares during any period when (a) trading on the NYSE is restricted by applicable rules and regulations of the SEC; (b) the NYSE is closed for other than customary weekend and holiday closings; (c) the SEC has by order permitted such suspension; or (d) an emergency exists as determined by the SEC. The Fund may also suspend or postpone the recording of the transfer of their shares upon the occurrence of any of the foregoing conditions.

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Redemption in Kind. The Company has filed an election pursuant to Rule 18f-1 under the 1940 Act which provides that, with respect to redemptions which the Company has the right to satisfy in assets other than cash, the Fund is obligated to redeem shares solely in cash up to $250,000 or 1% of the NAV of the class of shares of the Fund being redeemed, whichever is less, for any one shareholder within a 90-day period. Any redemption beyond this amount may be made in assets other than cash. If so requested by a redeeming shareholder and subject to the Fund’s approval, redemptions in-kind may be made entirely in securities. For federal income tax purposes, redemptions in kind are taxed in the same manner to a redeeming shareholder as redemptions made in cash.

Involuntary Redemptions. In addition to the situations described in the Fund’s Prospectus under “General Transaction Policies,” the Fund may redeem shares involuntarily when appropriate under the 1940 Act, such as to reimburse the Fund for any loss sustained by reason of the failure of a shareholder to make full payment for shares purchased by the shareholder or to collect any charge relating to a transaction effected for the benefit of a shareholder which is applicable to Fund shares as provided in the Fund’s Prospectus.

Exchange Privilege. By use of the exchange privilege, shareholders authorize the Transfer Agent to act on exchange instructions received in writing or by telephone from any person representing himself to be the shareholder, or, in some cases, the shareholder’s registered representative or account representative of record, and believed by the Transfer Agent to be genuine. The Transfer Agent’s records of such instructions are binding. The exchange privilege may be modified or terminated at any time upon notice to shareholders.

Shares in the Fund from which the shareholder is withdrawing an investment will be redeemed at the NAV per share next determined on the date of receipt and such redemption will result in a taxable capital gain or loss for federal income tax purposes, unless the shares are held by a tax-exempt investor or are held in a tax-deferred or other tax-advantaged arrangement such as a 401(k) plan or individual retirement account (“IRA”). Shares of the new mutual fund series of the Company into which the shareholder is investing will be purchased at the NAV per share next determined after acceptance of the request by the Fund’s Transfer Agent in accordance with the policies for accepting investments. Exchanges of shares will be available only in states where they may legally be made.

Automatic Investment Plan. The Investor Class and Institutional Class shares of the Fund offer an Automatic Investment Plan whereby a shareholder may automatically make purchases of shares of the Fund on a regular, monthly basis ($100 minimum per transaction). Under the Automatic Investment Plan, a shareholder’s designated bank or other financial institution debits a preauthorized amount from the shareholder’s account each month and applies the amount to the purchase of Fund shares. The Automatic Investment Plan must be implemented with a financial institution that is a member of the Automated Clearing House. No service fee is currently charged by the Fund for participation in the Automatic Investment Plan.

The Automatic Investment Plan permits an investor to use “Dollar Cost Averaging” in making investments. Instead of trying to time market performance, a fixed dollar amount is invested in Fund shares at predetermined intervals. This may help investors reduce their average cost per share because the agreed upon fixed investment amount allows more Fund shares to be purchased during periods of lower Fund share prices and fewer Fund shares to be purchased during periods of higher Fund share prices. In order to be effective, Dollar Cost Averaging should usually be followed on a sustained, consistent basis. Investors should be aware, however, that Fund shares bought using Dollar Cost Averaging are purchased without regard to their price on the day of investment or to market trends. Dollar Cost Averaging does not assure a profit and does not protect against losses in a declining market. In addition, while investors may find Dollar Cost Averaging to be beneficial, it will not prevent a loss if an investor ultimately redeems his Fund shares at a price that is lower than their purchase price.
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Systematic Withdrawal Plan. The Fund offers shareholders a Systematic Withdrawal Plan, which allows a shareholder who owns shares of the Fund worth at least $5,000 at current NAV at the time the shareholder initiates the Systematic Withdrawal Plan to designate that a fixed sum ($50 minimum per transaction) be distributed to the shareholder or as otherwise directed at regular intervals.

In-Kind Payments. Payment for shares of the Fund may, in the discretion of the Fund, be made in the form of securities that are permissible investments for the Fund as described in its Prospectus. For further information about this form of payment, contact the Fund (toll-free) at 1-866-442-2473. In connection with an in‑kind securities payment, the Fund will require, among other things, that the securities be valued on the day of purchase in accordance with the pricing methods used by the Fund; that the Fund receives satisfactory assurances that it will have good and marketable title to the securities received by it; that the securities be in proper form for transfer to the Fund; that adequate information be provided to the Fund concerning certain tax matters relating to the securities; and that the amount of the purchase be at least $1,000,000. You may realize a taxable capital gain or loss on the contributed securities at the time of the in-kind securities payment.

Individual Retirement Accounts. The Company has a plan (the “Traditional IRA”) available for use by individuals with earned income who wish to use shares of the Fund as a funding medium for individual retirement saving. For contributions made for tax years beginning after December 31, 2019, the Setting Every Community Up for Retirement Enhancement (SECURE) Act of 2019 repeals the prohibition on contributions to a traditional IRA by an individual who has attained age 70½.

The Company also has available a Roth Individual Retirement Account (the “Roth IRA”) for retirement saving for use by individuals with earned income. For 2021, a single individual with modified adjusted gross income of less than $140,000 may contribute to a Roth IRA (for married couples filing jointly, the 2021 modified adjusted gross income limit is $208,000), and contributions may be made even after the Roth IRA owner has attained age 70½, as long as the account owner has earned income.

The Company permits certain employers (including self-employed individuals) to make contributions to employees’ Traditional IRAs if the employer establishes a Simplified Employee Pension (“SEP”) plan.

Savings Incentive Match Plan for Employees of Small Employers (Investor Class Only). The Company also has available a simplified tax-favored retirement plan for employees of small employers (a “SIMPLE IRA Plan”). If an employer establishes a SIMPLE IRA Plan, contributions under the SIMPLE IRA Plan are made to eligible employees’ SIMPLE Individual Retirement Accounts (“SIMPLE IRAs”). Each eligible employee may choose to defer a percentage of his or her pre-tax compensation to the employee’s SIMPLE IRA. The employer must generally make an annual matching contribution to the SIMPLE IRA of each eligible employee equal to the employee’s salary reduction contributions, up to a limit of 3% of the employee’s eligible compensation. Alternatively, the employer may make an annual non-discretionary contribution to the SIMPLE IRA of each eligible employee equal to 2% of each employee’s eligible compensation.

In the SIMPLE IRA Plan and in Traditional and Roth IRAs, distributions of net investment income and net capital gains will be automatically reinvested.

The foregoing brief descriptions are not complete or definitive explanations of the SIMPLE IRA Plan, the Traditional IRA, or the Roth IRA available for investment in the Fund. Any person who wishes to establish a retirement plan account may do so by contacting the Fund (toll-free) at 1-866-442-2473. The complete plan documents and applications will be provided to existing or prospective shareholders upon
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request, without obligation. The Company recommends that investors consult their attorneys or tax advisors to determine if the retirement programs described herein are appropriate for their needs.

DESCRIPTION OF SHARES

The Company’s Articles of Incorporation authorize the Board to issue an indefinite number of shares of common stock, $.01 par value per share, which is classified into a total of 16 series (one of which is listed below) (a “series” or “Fund”). The Fund consists of the number of shares set forth in the table below:

Class of Common Stock	Fund in which Stock Represents Interest	Number of Authorized Shares in Each Series
Investor Class	Baird Equity Opportunity Fund	Indefinite
Institutional Class	Baird Equity Opportunity Fund	Indefinite

The remaining series of common stock representing currently outstanding interests in 14 other investment portfolios of the Company are described in separate SAIs. One of these investment portfolios, the Baird Long-Term Credit Bond Fund, is not currently being offered for sale. On December 13, 2021, the Baird Small/Mid Cap Value Fund reorganized into the Fund. The Board may classify or reclassify any particular class of shares into one or more additional series or classes. Each share of common stock of each class is entitled to one vote, and each share is entitled to participate equally in distributions of net investment income and net capital gains by the respective class of shares and in the residual assets of the respective class in the event of liquidation. However, each class of shares bears its own expenses, and the Investor Class has exclusive voting rights on matters pertaining to the distribution and shareholder servicing plan (see “Distribution Plan,” below).

ADDITIONAL INFORMATION CONCERNING TAXES

Changes in income tax laws, potentially with retroactive effect, could impact the Fund’s investments or the tax consequences to you of investing in the Fund. Some of the changes could affect the timing, amount and tax treatment of Fund distributions made to shareholders. Please consult your tax adviser before investing.

The Fund intends to qualify as a regulated investment company under Subchapter M of the Code and to distribute its income to shareholders each year so that the Fund itself generally will be relieved of federal income and excise taxes. However, if the Fund were to fail to qualify as a regulated investment company and was unable to obtain relief from such failure: (1) the Fund would be taxed at regular corporate rates without any deduction for distributions to shareholders; and (2) shareholders would be taxed as if they received dividends from a regular corporation, although corporate shareholders could be eligible for the dividends-received deduction and non-corporate shareholders could be eligible for qualified dividend income treatment. This double taxation would increase the cost of investing in the Fund for shareholders and would make it more economical for shareholders to invest directly in securities held by the Fund instead of investing indirectly in such securities through the Fund.

If more than 50% of the value of the Fund’s total assets at the close of its taxable year consists of stock and securities in foreign corporations, the Fund will be eligible to, and may, file an election with the Internal Revenue Service (“IRS”) that would enable the Fund’s shareholders, in effect, to receive the benefit of the foreign tax credit with respect to any income taxes paid by the Fund to foreign countries and U.S. possessions. Pursuant to the election, the Fund would treat those foreign taxes as distributions paid to its shareholders, and each shareholder would be required to (i) include in gross income, and treat
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as paid by him, his proportionate share of those taxes, (ii) treat his share of those taxes and of any distribution paid by the Fund that represents income from foreign countries or U.S. possessions as his own income from those sources, and (iii) either deduct the taxes deemed paid by him in computing his taxable income or, alternatively, claim the foreign tax credit against his federal income tax. If the Fund makes this election, it will report to its shareholders shortly after each taxable year their respective share of income from sources within, and taxes paid to, foreign countries and U.S. possessions. The Code may limit a shareholder’s ability to claim a foreign tax credit. Shareholders who elect to deduct their portion of the Fund’s foreign taxes rather than take the foreign tax credit must itemize deductions on their income tax returns.

Under the Foreign Account Tax Compliance Act (“FATCA”), the Fund may be required to withhold a generally nonrefundable 30% tax on (i) distributions of investment company taxable income and (ii) distributions of net capital gain and the gross proceeds of a sale, exchange or redemption of Fund shares paid to (A) certain “foreign financial institutions” unless such foreign financial institution agrees to verify, monitor, and report to the IRS the identity of certain of its accountholders, among other items (or unless such entity is otherwise deemed compliant under the terms of an intergovernmental agreement between the United States and the entity’s country of residence), and (B) certain “non-financial foreign entities” unless such entity certifies to the Fund that it does not have any substantial U.S. owners or provides the name, address and taxpayer identification number of each substantial U.S. owner, among other items. In December 2018, the IRS and Treasury Department released proposed Treasury Regulations that would eliminate FATCA withholding on Fund distributions of net capital gain and the gross proceeds from a sale, exchange or redemption of Fund shares. Although taxpayers are entitled to rely on these proposed Treasury Regulations until final Treasury Regulations are issued, these proposed Treasury Regulations have not been finalized, may not be finalized in their proposed form, and are potentially subject to change. This FATCA withholding tax could also affect the Fund’s return on its investments in foreign securities or affect a shareholder’s return if the shareholder holds its Fund shares through a foreign intermediary. You are urged to consult your tax adviser regarding the application of this FATCA withholding tax to your investment in the Fund and the potential certification, compliance, due diligence, reporting and withholding obligations to which you may become subject in order to avoid this withholding tax.

The Fund is required to report to certain shareholders and the IRS the cost basis of shares acquired by such shareholders on or after January 1, 2012 (“covered shares”) when the shareholders sell, exchange or redeem such shares. These requirements do not apply to shares held through a tax-deferred arrangement, such as a 401(k) plan or an IRA or to shares held by tax-exempt organizations, financial institutions, corporations (other than S corporations), banks, credit unions, and certain other entities and governmental bodies. Shares acquired before January 1, 2012 (“non-covered shares”) are treated as if held in a separate account from covered shares. The Fund is not required to determine or report a shareholder’s cost basis in non-covered shares and is not responsible for the accuracy or reliability of any information provided for non-covered shares.

The cost basis of a share is generally its purchase price adjusted for distributions, returns of capital and other corporate actions. Cost basis is used to determine whether the sale, exchange or redemption of a share results in a gain or loss. If you sell, exchange or redeem covered shares of the Fund during any year, then the Fund will report the gain/loss, cost basis, and holding period of such shares to the IRS and you on Form 1099.

A cost basis method is the method by which the Fund determines which specific covered shares are deemed to be sold, exchanged or redeemed when a shareholder sells, exchanges or redeems less than its
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entire holding of Fund shares and has made multiple purchases of Fund shares on different dates at differing net asset values. If a shareholder does not affirmatively elect a cost basis method, the Fund will use the average cost method, which averages the basis of all Fund shares in an account regardless of holding period, and shares sold, exchanged or redeemed are deemed to be those with the longest holding period first. Each shareholder may elect in writing (and not over the telephone) any alternate IRS‑approved cost basis method to calculate the cost basis in its covered shares. The default cost basis method applied by the Fund or the alternate method elected by a shareholder may not be changed after the settlement date of a sale, exchange or redemption of Fund shares.

If you hold Fund shares through a financial intermediary (or another nominee), please contact that broker or nominee with respect to the reporting of cost basis and available elections for your account.

You are encouraged to consult your tax adviser regarding the application of these cost basis reporting rules and, in particular, which cost basis calculation method you should elect.

Capital Loss Carryovers

To the extent that the Fund realizes future net capital gains, those gains can be offset by any unused capital loss carryovers, to the extent permitted under the Code, which may in turn decrease the amount of taxable distributions made by the Fund. At December 31, 2020, the Fund’s accumulated net realized capital loss carryovers without expiration were:

Capital Loss Carryover		Year of Expiration
Short-Term	Long-Term	Short-Term	Long-Term
$1,713,951	$399,158	Indefinitely	Indefinitely

If the Fund incurs net capital losses in future taxable years, those losses will be carried forward to subsequent taxable years without expiration until used in their entirety, and the losses will retain their character as short-term or long-term.

MANAGEMENT OF THE COMPANY

Under the laws of the State of Wisconsin, the business and affairs of the Company (including the Fund) are managed under the direction of the Board. The Board is responsible for acting on behalf of the shareholders.

The Company does not normally hold shareholders’ meetings except when required by the 1940 Act or the Wisconsin Business Corporation Law (WBCL). Under the 1940 Act, shareholder meetings are required to vote on director nominees, to approve an investment advisory agreement and to change fundamental investment policies. Under the Company’s By-Laws, the Company is not required to hold an annual meeting in any year in which the 1940 Act does not require a shareholder vote to elect directors, approve the Company’s investment advisory agreement, ratify the independent auditors or approve the Company’s distribution agreement.

Board Leadership Structure

The Board is comprised of six Independent Directors – John W. Feldt, Darren R. Jackson, David J. Lubar, Cory L. Nettles, Frederick P. Stratton, Jr. and Marlyn J. Spear. Ms. Spear serves as Chair of the Board. The Board has established two standing committees – the Audit Committee and the Nominating
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Committee. Mr. Feldt, an Independent Director, serves as the Chair of the Audit Committee. Mr. Stratton, an Independent Director, serves as the Chair of the Nominating Committee. The Audit Committee and the Nominating Committee are each comprised entirely of Independent Directors. In accordance with the fund governance standards prescribed by the SEC under the 1940 Act, the Independent Directors on the Nominating Committee select and nominate all candidates for Independent Director positions.

Each Director was appointed to serve on the Board because of his or her experience, qualifications, attributes and/or skills as set forth in the subsection “Director Qualifications,” below. The Board reviews its leadership structure regularly. The Board believes that its leadership structure is appropriate and effective in light of the size of the Company, the nature of its business and industry practices.

The Board’s role is one of oversight rather than management. The Board’s committee structure assists with this oversight function. The Board’s oversight extends to the Fund’s risk management processes. Those processes are overseen by Fund officers, including the President, Treasurer, Secretary and Chief Compliance Officer (“CCO”), who regularly report to the Board on a variety of matters at Board meetings.

The Advisor reports to the Board, on a regular and as-needed basis, on actual and possible risks affecting the Fund and the Company as a whole. The Advisor reports to the Board on various elements of risk, including investment, credit, liquidity, valuation, operational and compliance risks, as well as any overall business risks that could impact the Fund. The Advisor also oversees the risk management policies adopted by the Subadvisor.

The Board has appointed the CCO who meets quarterly in executive session with the Directors and participates in the Board’s regular meetings. In addition, the CCO presents an annual report to the Board regarding the operation of the Fund’s compliance policies and procedures and those of the Fund’s principal service providers. The CCO, together with other Fund officers, regularly discusses risk issues affecting the Company during Board meetings. The CCO also provides updates to the Board on the operation of the Fund’s compliance policies and procedures and on how these procedures are designed to mitigate risk. Finally, the CCO and/or representatives of the Advisor’s legal department report to the Board in the event any significant risk issues arise in between Board meetings.

Directors and Officers

Directors and officers of the Company, together with information as to their principal business occupations during the last five years and other information, are shown in the following table. Each officer and Director holds the same positions with the Company and the Fund. The following table presents information about each Director of the Company.

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Name, Address and Age (as of 1/1/21)	Position(s) Held with the Company	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Director	Other Directorships Held by Director During Past 5 Years
Independent Directors
John W. Feldt c/o Robert W. Baird & Co. Incorporated 777 East Wisconsin Ave Milwaukee, WI 53202 Age: 78	Audit Committee Chair and Independent Director	Indefinite; Since September 2000	Retired.	15	Director of Thompson Plumb Funds, Inc., a mutual fund complex (3 portfolios) (1987-2018).
Darren R. Jackson c/o Robert W. Baird & Co. Incorporated 777 East Wisconsin Ave Milwaukee, WI 53202 Age: 56	Independent Director	Indefinite; Since November 2018	Retired; President, CEO and Director, Advance Auto Parts, Inc. (2008-2016).	15	Director of Cree, Inc., a semiconductor company, since 2016; Director of Fastenal Company, a tool and supply distributor (2012-2020).
David J. Lubar 833 East Michigan St Suite 1500 Milwaukee, WI 53202 Age: 66	Independent Director	Indefinite; Since November 2021	President and CEO, Lubar & Co. Incorporated, a private investment firm (1983-present).	15	Director of Hallador Energy Company, since 2018.
Cory L. Nettles Generation Growth Capital, Inc. 411 East Wisconsin Ave Suite 1710 Milwaukee, WI 53202 Age: 50	Independent Director	Indefinite; Since January 2008	Managing Director, Generation Growth Capital, Inc., a private equity fund, since March 2007; Of Counsel, Quarles & Brady LLP, a law firm (January 2005-December 2016).	15	Director of Weyco Group, Inc., a men’s footwear distributor, since 2007; Director of Associated Banc‑Corp, since 2013.
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Name, Address and Age (as of 1/1/21)	Position(s) Held with the Company	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Director	Other Directorships Held by Director During Past 5 Years
Independent Directors
Marlyn J. Spear, CFA c/o Robert W. Baird & Co. Incorporated 777 East Wisconsin Ave Milwaukee, WI 53202 Age: 67	Chair of the Board and Independent Director	Indefinite; Since January 2008	Retired; Chief Investment Officer, Building Trades United Pension Trust Fund (July 1989-February 2017).	15	Management Trustee of AFL‑CIO Housing Investment Trust, a mutual fund complex (1 portfolio) (1995-2018).
Frederick P. Stratton, Jr. c/o Robert W. Baird & Co. Incorporated 777 East Wisconsin Ave Milwaukee, WI 53202 Age: 81	Nominating Committee Chair and Independent Director	Indefinite; Since May 2004	Retired; Chairman Emeritus, Briggs & Stratton Corporation, a manufacturing company, (2003-2020).	15	Director of Weyco Group, Inc., a men’s footwear distributor, since 1976.

Name, Address and Age (as of 1/1/21)	Position(s) Held with the Company	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years
Officers
Mary Ellen Stanek 777 East Wisconsin Ave Milwaukee, WI 53202 Age: 64	President	Re‑elected by Board annually; Since September 2000	Managing Director, the Advisor, and Chief Investment Officer, Baird Advisors, a department of the Advisor, since March 2000.
Charles B. Groeschell 777 East Wisconsin Ave Milwaukee, WI 53202 Age: 67	Vice President	Re‑elected by Board annually; Since January 2010	Managing Director, the Advisor, and Senior Portfolio Manager, Baird Advisors, a department of the Advisor, since February 2000.
Angela M. Palmer 777 East Wisconsin Ave Milwaukee, WI 53202 Age: 48	Chief Compliance Officer and AML Compliance Officer	Re‑elected by Board annually; Since March 2014	Chief Compliance Officer, the Advisor, since March 2014; Anti‑Money Laundering Compliance Officer since May 2015; Director, the Advisor since July 2014.
Dustin J. Hutter 777 East Wisconsin Ave Milwaukee, WI 53202 Age: 44	Treasurer	Re‑elected by Board annually; Since April 2021	Senior Business Analyst, the Advisor, since September 2017; Director of Finance Services, the Advisor (August 2015 - August 2017).
Charles M. Weber 777 East Wisconsin Ave Milwaukee, WI 53202 Age: 57	Secretary	Re‑elected by Board annually; Since September 2005	Senior Associate General Counsel, the Advisor, since January 2013; Managing Director, the Advisor, since January 2009.
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Name, Address and Age (as of 1/1/21)	Position(s) Held with the Company	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years
Officers
Peter J. Hammond 777 East Wisconsin Ave Milwaukee, WI 53202 Age: 57	Vice President	Re‑elected by Board annually; Since August 2012	Managing Director, the Advisor, since January 2016.
Mandy L. Hess 777 East Wisconsin Ave Milwaukee, WI 53202 Age: 50	Assistant Treasurer	Re-elected by Board annually; Since April 2021	Senior Vice President, the Advisor, since November 2019; Director of Finance and Assistant Treasurer, The Lynde and Harry Bradley Foundation, Inc. (a private grantmaking foundation) (December 2005 - July 2019).

Andrew D. Ketter 777 East Wisconsin Ave Milwaukee, WI 53202 Age: 46	Assistant Secretary	Re‑elected by Board annually; Since February 2011	Associate General Counsel, the Advisor, since September 2010; Director, the Advisor, since July 2014.

Director Qualifications

The following is a brief discussion of the experience, qualifications, attributes and/or skills that led to the Board’s conclusion that each individual identified below is qualified to serve as a Director of the Company.

John W. Feldt. Mr. Feldt has served as a Director of the Company since September 2000 and is Chair of the Audit Committee. Mr. Feldt has been designated as an “audit committee financial expert.” He served as an independent director of Thompson IM Funds, Inc., a mutual fund complex with three portfolios, from 1987 to 2018. He also served as an independent trustee of Nakoma Mutual Funds, a mutual fund complex with one portfolio, from March 2006 to November 2011. While employed with the University of Wisconsin Foundation, Mr. Feldt served as Senior Vice President‑Finance from 1985 to 2006, as Vice President‑Finance from 1980 to 1985 and as Associate Director from 1967 to 1980. Through his experience as a director and trustee of mutual funds and his business experience, Mr. Feldt is experienced with financial, accounting, regulatory and investment matters.

Darren R. Jackson. Mr. Jackson has served as a Director of the Company since November 15, 2018. Mr. Jackson has been designated as an “audit committee financial expert.” Mr. Jackson served as a director and CEO of Advance Auto Parts, Inc. from 2008 to 2016. Prior to that, he served as the Executive Vice President and Chief Financial Officer of Best Buy Co., Inc. and held various senior positions with Nordstrom Full Line Department Stores, Inc. and Carson Pirie Scott & Company. Mr. Jackson began his career at KPMG LLP. Mr. Jackson has previous and current public company directorship experience and also currently serves on the boards of one private company as well as several non-profit organizations. Mr. Jackson brings significant audit, financial reporting, business and directorship experience to the Board.

David J. Lubar. Mr. Lubar has served as a Director of the Company since November 2021 and previously served as a Director of the Company in 2018. He serves as President, CEO and Director of Lubar & Co., a private investment firm. He began his career in 1977 at Norwest Bank (n/k/a Wells Fargo Bank), where he spent six years in commercial and correspondent banking. Mr. Lubar joined Lubar & Co. in 1983. He serves on the board of directors of Hallador Energy Company and Ixonia Bancshares as well
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as the Milwaukee Brewers and several other private companies. He also serves in many community leadership positions throughout the Milwaukee area. Through his board, investment and business experience, Mr. Lubar is experienced with financial, accounting, regulatory and investment matters.

Cory L. Nettles. Mr. Nettles has served as a Director of the Company since January 2008. He serves as an independent director of Weyco Group, Inc., a men’s footwear distributor, and Associated Banc‑Corp. He previously served as a director of The PrivateBank, a financial institution, from January 2007 to October 2010. Mr. Nettles has served as Managing Director of Generation Growth Capital, Inc., a private equity fund, since 2007. He was Of Counsel at Quarles & Brady LLP, a law firm, from 2005 to 2016. Mr. Nettles served as Secretary of the Wisconsin Department of Commerce from 2003 to 2005. Through his experience with investment funds and public companies, his employment experience and his legal training and practice, Mr. Nettles is experienced with financial, accounting, legal, regulatory and investment matters.

Frederick P. Stratton, Jr. Mr. Stratton has served as a Director of the Company since May 2004 and is Chair of the Nominating Committee. Mr. Stratton has been designated as an “audit committee financial expert.” He also serves as an independent director of Weyco Group, Inc., a men’s footwear distributor. He served as an independent director of Wisconsin Energy Corporation and its subsidiaries, Wisconsin Electric Power Company and Wisconsin Gas LLC from 1987 to 2012. Mr. Stratton has served as Chairman Emeritus of Briggs & Stratton Corporation, a manufacturing company, from 2003 to 2020. At Briggs & Stratton Corporation, he also served as Chairman from 2001 to 2002 and Chairman and CEO from 1986 to 2001. While at Briggs & Stratton Corporation, Mr. Stratton had management responsibilities for the company’s retirement trust assets. In addition, prior to joining Briggs & Stratton Corporation, he spent eight years as an investment analyst and was a CFA charterholder. Through his board experience with mutual funds and public companies and his business experience, Mr. Stratton is experienced with financial, accounting, regulatory and investment matters.

Marlyn J. Spear, CFA. Ms. Spear has served as a Director of the Company since January 2008 and is Chair of the Board. Ms. Spear previously served as Chair of the Audit Committee from 2014 to 2018. Ms. Spear has been designated as an “audit committee financial expert.” She served as Management Trustee of AFL‑CIO Housing Investment Trust, a mutual fund complex with one portfolio, from 1995 to 2018 and served as Chief Investment Officer of the Building Trades United Pension Trust Fund from 1989 to 2017. She served as Investment Officer of Northwestern Mutual Financial Network from 1988 to 1989, as Assistant Vice President of Firstar Trust Company from 1978 to 1987 and as Financial Analyst of Harco Holdings, Inc. from 1976 to 1978. Ms. Spear has earned the Chartered Financial Analyst designation. Through her experience as a director and trustee of mutual funds and her business experience, Ms. Spear is experienced with financial, accounting, regulatory and investment matters.

Board Committees

The Board has two standing committees — an Audit Committee and a Nominating Committee. The Audit Committee is responsible for advising the full Board with respect to accounting, auditing and financial matters affecting the Company and meets at least semi‑annually. During the fiscal year ended December 31, 2020, the Audit Committee met two times. John W. Feldt, Darren R. Jackson, David J. Lubar, Cory L. Nettles, Marlyn J. Spear and Frederick P. Stratton, Jr., all of whom are Independent Directors, comprise the Audit Committee.

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The Nominating Committee is responsible for seeking and reviewing candidates for consideration as nominees to serve as Directors of the Company and meets as often as it deems necessary. During the fiscal year ended December 31, 2020, the Nominating Committee met once. John W. Feldt, Darren R. Jackson, David J. Lubar, Cory L. Nettles, Marlyn J. Spear and Frederick P. Stratton, Jr., each of whom is an Independent Director, comprise the Nominating Committee. The Nominating Committee will consider properly qualified candidates for the Board submitted by shareholders. Shareholders who wish to recommend a Director nominee may do so by submitting the appropriate information about the candidate to the Company’s Secretary.

A Valuation Committee, which is not comprised of members of the Board, was established by the Board. The Valuation Committee is responsible for (1) monitoring the valuation of Fund securities and other investments; and (2) as required, determining the fair value of securities and other investments of the Fund when market prices are not readily available or are deemed to be inaccurate or prices are not otherwise provided by a third-party pricing service approved by the Board or an independent dealer, after considering all relevant factors. The Valuation Committee’s fair value determinations are subsequently reported to the Board. The Valuation Committee generally meets quarterly and as necessary when a price is not readily available. During the fiscal year ended December 31, 2020, the Valuation Committee met nine times with respect to the Fund.

Board Compensation

For fiscal years 2020 and 2021, each Director receives an annual fee of $125,000, plus $12,500 per Board meeting attended ($6,250 per meeting attended by telephone). In addition, each Director is reimbursed by the Company for travel and other expenses incurred in connection with attendance at such meetings. Committee members do not receive additional compensation for committee meetings attended. Officers of the Fund receive no compensation or expense reimbursement from the Company or the Advisor for serving in such capacity, except that the Advisor pays compensation to Angela M. Palmer for her services as Chief Compliance Officer of the Fund. Neither the Company nor the Fund maintain any deferred compensation, pension or retirement plans, and no pension or retirement benefits are accrued as part of Company or Fund expenses. For the fiscal year ended December 31, 2020, the Directors received the following compensation from the Fund and other series of the Company:

Name of Director	Aggregate Compensation from each Fund	Pension or Retirement Benefits Accrued as Part of Fund Expenses	Estimated Annual Benefits Upon Retirement	Total Compensation from Funds and Fund Complex Paid to Directors(1)(2)
John W. Feldt	$11,719	$0	$0	$70,313
Darren R. Jackson	$11,719	$0	$0	$70,313
Marlyn J. Spear	$11,719	$0	$0	$70,313
Frederick P. Stratton, Jr.	$11,719	$0	$0	$70,313
Cory L. Nettles	$11,719	$0	$0	$70,313
(1)Compensation shown in the above table represents compensation paid directly by the Baird MidCap Fund, Baird Small/Mid Cap Growth Fund, Baird Small/Mid Cap Value Fund, Baird SmallCap Value Fund, Chautauqua International Growth Fund and Chautauqua Global Growth Fund. For fiscal 2020, compensation received by the Directors for overseeing all series of the Company, including the other funds within the Fund Complex (not discussed in this SAI), totaled $187,500 for each director.
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(2)David J. Lubar became an Independent Director on November 16, 2021 and is not included in the table above.

Board Ownership of the Fund

As of December 31, 2020, none of the Independent Directors owned securities beneficially or of record in the Advisor, Subadvisor, Distributor or any of its affiliates. As of December 31, 2020, the Directors beneficially owned the following amounts (by dollar range) in the Fund Complex (Note: the Directors only own Institutional Class shares):

Name of Fund	John W. Feldt	Darren R. Jackson	Marlyn J. Spear	Frederick P. Stratton, Jr.	Cory L. Nettles

Equity Opportunity Fund	$50,001 - $100,000	None	None	Over $100,000	None

Aggregate Dollar Range of Equity Securities Beneficially Owned in All Registered Investment Companies Overseen by Director in Family of Investment Companies	Over $100,000	Over $100,000	Over $100,000	Over $100,000	Over $100,000

CONTROL PERSONS AND PRINCIPAL SHAREHOLDERS

A principal shareholder is any person who owns of record or beneficially 5% or more of the outstanding shares of a class of the Fund. A control person is one who owns, beneficially or through controlled companies, more than 25% of the voting securities of the Fund or who acknowledges the existence of control. Shareholders with a controlling interest could affect the outcome of proxy voting or the direction of the management of a Fund. As of October 31, 2021, Robert W. Baird & Co. Incorporated in its capacity as sponsor of the Baird Profit Sharing & Savings Plan, the Baird Non-Qualified Compensation Plan, and the Baird Foundation on a combined basis owned a controlling ownership in the Fund. As of October 31, 2021, the following shareholders are known by the Fund to own of record or to beneficially own 5% or more of the outstanding shares of the Fund:

Name and Address	Class of Shares	% Ownership	Type of Ownership	Parent Company	Jurisdiction
Princor Financial Services Corp. Attn NPIO Trade Desk DCGT as TTEE and/or CUST FBO PLIC Various Retirement Plans 711 High Street Des Moines, IA 50392-0001	Institutional	39.73%	Record	The Principal Financial Group	DE
Baird Profit Sharing and Savings Plan c/o Robert W. Baird & Company, Inc. 777 East Wisconsin Avenue Milwaukee, WI 53202-5300	Institutional	38.26%	Record	N/A	N/A
Robert W. Baird & Company, Inc. 777 East Wisconsin Avenue Milwaukee, WI 53202-5300	Institutional	27.02%	Record	Baird Holding Company	WI
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Name and Address	Class of Shares	% Ownership	Type of Ownership	Parent Company	Jurisdiction
Baird Foundation 777 East Wisconsin Avenue Milwaukee, WI 53202-5300	Institutional	18.72%	Record	N/A	N/A
Baird Non-Qualified Compensation Plan c/o Robert W. Baird & Co. 777 East Wisconsin Avenue Milwaukee, WI 53202-5300	Institutional	5.51%	Record	N/A	N/A
Happy State Bank 701 South Taylor Street, Suite 200 Amarillo, TX 79101-2425	Investor	39.12%	Beneficial	N/A	N/A
National Financial Services Corp. For the Exclusive Benefit of Our Customers Attn: Mutual Fund Dept. 4th Floor 499 Washington Boulevard Jersey City, NJ 07310-1995	Investor	27.50%	Record	Fidelity Global Brokerage Group, Inc.	DE
TD Ameritrade Inc. FBO Our Customers P.O. Box 2226 Omaha, NE 68103-2226	Investor	10.90%	Record	N/A	N/A
Charles Schwab & Co., Inc. For the Sole Benefit of Its Customers 211 Main Street San Francisco, CA 94105-1905	Investor	8.39%	Record	N/A	N/A

As of October 31, 2021, the officers and Directors of the Company did not own any Investor Class shares of the Fund and owned 4.6% of the outstanding Institutional Class shares of the Fund.

PORTFOLIO TRANSACTIONS

Subject to the general supervision of the Board and the Advisor, the Subadvisor is responsible for, makes decisions with respect to, and places orders for all purchases and sales of portfolio securities for the
Fund.

Equity securities are generally bought and sold in brokerage transactions placed on U.S. stock exchanges or in the over-the-counter market in exchange for negotiated brokerage commissions. Accordingly, the cost of transactions may vary among different brokers. With respect to over-the-counter transactions, the Subadvisor will normally deal directly with dealers who make a market in the securities involved except in those circumstances where better prices and execution are available elsewhere.

Fixed income securities purchased and sold by the Fund are generally traded in the over-the-counter market on a net basis (i.e., without commission) through dealers, or otherwise involve transactions directly with the issuer of an instrument. The cost of securities purchased from underwriters includes an underwriting commission or concession, and the prices at which securities are purchased from and sold to dealers include a dealer’s mark-up or mark-down.

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The Fund may participate, if and when practicable, in bidding for the purchase of portfolio securities directly from an issuer in order to take advantage of the lower purchase price available to members of a bidding group. The Fund will engage in this practice, however, only when the Subadvisor, in its sole discretion, believes such practice to be in a Fund’s interests. The Fund may also participate in exchange offers directly with the issuers of securities pursuant to which the Fund will receive new securities and, if applicable, additional compensation in exchange for eligible securities held by the Fund. Issuer exchange offers may be subject to risks of settlement delays and counterparty risks, among other risks applicable to the particular security being acquired.

The investment sub-advisory agreement between the Advisor and the Subadvisor provides that, in executing portfolio transactions and selecting brokers or dealers, the Subadvisor, will seek to obtain the most favorable prices and at reasonable commission rates. In assessing the best overall terms available for any transaction, the Subadvisor, shall consider factors it deems relevant, including the breadth of the market in the security, the price of the security, the financial condition and execution capability of the broker or dealer, and the reasonableness of the commissions, if any, both for the specific transaction and on a continuing basis. In addition, as permitted by Section 28(e) of the Securities Exchange Act of 1934, the sub-advisory agreement authorizes the Subadvisor to cause the Fund to pay commissions for research and brokerage services, a practice commonly referred to as “soft dollars.” The Subadvisor has adopted a soft dollar policy requiring it to undertake an analysis to determine whether a research product or service falls within the Section 28(e) safe harbor. First, the Subadvisor must determine whether the product or service constitutes eligible research services under Section 28(e). Second, the Subadvisor must determine whether the product or service actually provides lawful and appropriate assistance in the performance of the Subadvisor’s investment decision-making responsibilities. Third, the Subadvisor must make a good faith determination that the amount of the commissions paid by the Fund and other clients of the Subadvisor is reasonable in light of the value of the research and brokerage products and services provided by the broker-dealer effecting the transaction.

The types of research services that generally are considered eligible under Section 28(e) and that provide lawful and appropriate assistance to the Subadvisor in performing their investment decision-making responsibilities may consist of advice, either directly or through publications or writings, as to the value of securities or the advisability of purchasing or selling securities; or analyses and reports concerning issuers, industries, securities, economic factors and trends, portfolio strategy, as well as political factors and other topics related to securities and financial markets. Typical items that qualify as eligible research include: research reports analyzing the historical or prospective performance of a particular company or stock; discussions with research analysts regarding the advisability of investing in securities; meetings with corporate executives arranged by a broker-dealer to obtain oral reports on the performance of a company; seminars and conferences to the extent they provide substantive content relating to issuers, industries or securities; portfolio analysis software; financial, trade, industry and investment-related publications marketed to a narrow audience; and market, economic, political, company-specific and other data providing substantive content. The research services may be proprietary research offered by the broker or dealer executing a trade or research offered by third parties through the executing broker or dealer. The Subadvisor has determined that all of the research products and services purchased through the use of commissions paid out of the Fund’s and other clients’ accounts constitute eligible research services under Section 28(e), and provide lawful and appropriate assistance to the Subadvisor, in the performance of its investment decision-making responsibilities with respect to those accounts.

During the year ended December 31, 2020, while the Fund was managed by the Advisor’s portfolio manager and prior to the retention of the Subadvisor, the Fund paid brokerage commissions to broker-dealers that provided proprietary and third-party research services to the Advisor, as applicable. The table
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below shows aggregate total commissions paid by the Fund to broker-dealers that provided research services to the Advisor for the year ended December 31, 2020 and the aggregate total principal value of those transactions.

Aggregate Total Research Commissions Paid to Broker-Dealers	Aggregate Total Principal Value of Research Transactions
$67,284	$33,416,754

Some broker-dealers indicate the amount of commissions they expect to receive in exchange for the provision of a particular research service. Although the Subadvisor does not agree to direct a specific amount of commissions to a firm in that circumstance, it maintains internal procedures (described in the paragraphs below) to identify the broker-dealers that provide the Subadvisor with research services and the value of those research services, and seek to direct sufficient commissions to ensure the continued receipt of research services they feel are valuable.

The Subadvisor seeks to allocate brokerage commissions to broker-dealers in a way that, in the Subadvisor’s judgment, reflects the quality and consistency of service provided by broker-dealers and research service providers. In seeking best execution, the Subadvisor considers the full range of the broker’s services, including the value of research provided and execution capability, commission rate, financial responsibility and responsiveness. The Subadvisor’s investment professionals periodically conduct broker evaluations or broker votes to assist in evaluating the research and execution services received from each broker-dealer and to establish target commission amounts for each broker-dealer.

Supplementary research information received from broker-dealers or research providers is in addition to, and not in lieu of, services required to be performed by the Subadvisor and does not reduce the sub-advisory fees payable to it by the Fund. The Board will periodically review the commissions paid by the Fund to consider whether the commissions paid over representative periods of time appear to be reasonable in relation to the benefits inuring to the Fund. Research services furnished by firms through which the Fund effects its securities transactions may be used by the Subadvisor, in servicing all of the firm’s accounts; not all of such services may be used by the Subadvisor in connection with the Fund. It is possible that certain of the supplementary research or other services received will primarily benefit one or more other accounts for which investment discretion is exercised. Conversely, the Fund may be the primary beneficiary of the research or services received as a result of portfolio transactions effected for such other account(s). Additionally, the Fund may pay a higher brokerage commission to brokers than might be charged by a different broker, in recognition of the value of the research or services received.

Brokerage may not be allocated based on the sale of Fund shares. The Board, including a majority of the Independent Directors, has adopted policies and procedures designed to ensure that the selection of brokers is not influenced by considerations about the sale of Fund shares.

Portfolio securities will not be purchased from or sold to (and savings deposits will not be made in and repurchase and reverse repurchase agreements will not be entered into with) the Subadvisor, or an affiliated person of the Subadvisor (as such term is defined in the 1940 Act), acting as principal. However, pursuant to SEC rules, the Fund may engage the Subadvisor or an affiliate of the Subadvisor to act as broker in connection with purchases or sales of portfolio securities effected on an agency basis. To date, the Fund has not done so. The Fund will not purchase securities during the existence of any underwriting or selling group relating thereto of which the Subadvisor or an affiliated person is a member, except to the extent permitted by the SEC. The Fund may purchase securities through underwritings in which the Subadvisor or an affiliate is a participant in accordance with the Fund’s affiliated underwriting
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procedures, which generally require that the Subadvisor or the participating affiliate be carved out from any compensation related to an affiliated Fund participation in the offering.

The Subadvisor manages other accounts in addition to the Fund which hold and invest in the same securities as the Fund. The Subadvisor allocates investment opportunities across the Fund and the Subadvisor’s other similarly managed accounts in a fair and equitable manner, with no account(s) being favored over others. In making investment allocations, the Subadvisor considers the clients’ investment goals and restrictions, uninvested cash, sector and issuer diversification, anticipated cash flows, risk tolerances, portfolio size and other relevant factors.

The Subadvisor may, when appropriate, aggregate purchases or sales of securities and allocate such trades among multiple client accounts, including the Fund. The Subadvisor will aggregate orders when it believes it will be advantageous to do so, such as the possibility of obtaining more favorable execution and prices. However, in some instances, bunching an order for the Fund with orders for other client accounts may adversely affect the price paid or received by the Fund or the size of the position obtained or sold by the Fund because the Fund’s order is being shared with other accounts. Aggregated orders that can only be partially filled will typically be allocated on a pro rata basis, subject to de minimis requirements. Each account participating in an aggregated order will receive the same average price.

For the fiscal years ended December 31, 2020, 2019 and 2018, the following brokerage commissions were paid by the Fund:

Brokerage Commissions Paid During Fiscal Years Ended December 31,
2020	2019	2018
$67,284	$48,912	$45,622

The Fund did not pay any commissions to brokers who were affiliated with the Fund or the Advisor during the past three fiscal years.

The Fund is required to identify any securities of their “regular brokers or dealers” that the Fund has acquired during its most recent fiscal year. The Fund did not acquire securities of its regular brokers or dealers or its parents during fiscal year 2020.

INVESTMENT ADVISORY AND OTHER SERVICES

Advisory Services

Investment Advisor

Robert W. Baird & Co. Incorporated

Robert W. Baird & Co. Incorporated (“Baird”), located at 777 East Wisconsin Avenue, Milwaukee, Wisconsin 53202, is the investment advisor to the Fund. Baird is owned indirectly by its employees through several holding companies. Baird is owned directly by Baird Financial Corporation (“BFC”). BFC is, in turn, owned by Baird Financial Group, Inc. (“BFG”), which is the ultimate parent company of Baird. Employees of Baird own substantially all of the outstanding stock of BFG.

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Baird serves as investment advisor to the Fund, pursuant to an investment advisory agreement dated December 12, 2021 (the “Advisory Agreement”).

The Advisory Agreement continues in effect for an initial two-year term and thereafter from year-to-year, subject to the annual approval (a) by a majority of the Independent Directors and (b) by either the full Board or by the Fund’s shareholders. The Advisory Agreement was approved with respect to the Fund by the Independent Directors on September 7, 2021. The Advisory Agreement terminates in the event of assignment and generally may be terminated by either party if certain conditions are met, without penalty, on a 60-day notice.

Under the terms of the Advisory Agreement, the Advisor supervises the management of the Fund’s investments and business affairs, subject to the supervision of the Board. The Advisor has agreed to pay all expenses incurred by it in connection with its advisory activities. These expenses do not include the cost of securities and other investments purchased or sold for the Fund and do not include brokerage commissions and any other transaction charges. Brokerage commissions and other transaction charges are included in the cost basis of the securities and other investments.

Prior to December 12, 2021, the investment advisory fee for the Fund was 0.85% of the Fund’s average daily net assets pursuant to the previous advisory agreement. At a special meeting of shareholders held on December 7, 2021, shareholders approved the Advisory Agreement which has a higher investment advisory fee due to the retention of Greenhouse and the implementation of a sub-advised management structure. The current advisory fee is 1.25% of the Fund’s average daily net assets.

As described in the Prospectus, the Advisor has contractually agreed to waive its management fee and/or reimburse Fund expenses so as to limit the total annual fund operating expenses, including fees and expenses incurred by the Fund in connection with the Fund’s investments in other investment companies and interest expense, but excluding taxes, brokerage commissions and extraordinary items of the Fund, to an annual rate of 1.25% and 1.50% for the Institutional Class and Investor Class, respectively, through at least April 30, 2025. The Advisor’s obligation to assume the fees and expenses incurred by the Fund in connection with its investment in other investment companies applies to the extent such amounts, in aggregate, exceed 0.0049% of the Fund’s average daily net assets on an annual basis. Under a previous expense limitation agreement, the Advisor contractually agreed to waive management fees and/or reimburse other expenses in order to limit the Fund's total annual fund operating expenses to 1.20% of average daily net assets for the Investor Class shares and 0.95% of average daily net assets for the Institutional Class shares.

For the years ended December 31, 2020, 2019 and 2018, the Fund paid the following management fees to the Advisor under the previous advisory agreement with the previous expense limitation agreement in effect:

Fiscal Year Ended	Management Fee	Waiver	Management Fee After Waiver
December 31, 2020	$224,344	$(182,269)	$42,075
December 31, 2019	$281,376	$(160,963)	$120,413
December 31, 2018	$300,726	$(135,562)	$165,164

The Advisor may act as an investment advisor and administrator to other persons, firms or corporations (including investment companies), and may have numerous advisory clients in addition to the Fund.

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Subadvisor

Greenhouse Funds LLLP

The Advisor has entered into an investment sub-advisory agreement with Greenhouse Funds LLLP, a Delaware limited liability limited partnership located at 650 South Exeter Street, Suite 1080, Baltimore, MD 21202. Management and control of the Subadvisor are vested exclusively in its general partner (Greenhouse GP LLC), subject to certain consent rights of BFC, which has a minority ownership interest in the Subadvisor and representation on the board of managers of its general partner. Joseph Milano owns a minority ownership interest in the Subadvisor and 100% of its general partner. Therefore, BFC and Mr. Milano may be deemed to control Greenhouse. In addition, through BFC’s ownership of the Subadvisor, representation on the board of managers of the Subadvisor’s general partner and certain consent rights, the Advisor and Subadvisor are affiliated.

Under the sub-advisory agreement, the Subadvisor manages the investment and reinvestment of the Fund’s assets subject to the general supervision of the Advisor and the Board of Directors. For its services to the Fund, the Subadvisor receives compensation from the Advisor at an annual rate of 1.00% of the Fund’s average daily net assets. The Advisor pays the sub-advisory fees out of its own advisory fee.

The sub-advisory agreement will remain in effect for an initial two-year period beginning on its effective date and from year to year thereafter, subject to the annual approval by (a) the vote of a majority of the Board, including a majority of the directors who are not “interested persons,” as defined under the 1940 Act or (b) the vote of a majority of the outstanding “voting securities,” as defined under the 1940 Act, of the Fund. The sub-advisory agreement was approved by the Board on September 7, 2021 and approved by shareholders of the Fund on December 7, 2021. The sub-advisory agreement may be terminated at any time, without payment of a penalty, (a) by the vote of a majority of the Board, by the vote of a majority of outstanding voting securities of the Fund or by the Subadvisor, in each case upon not more than 60 days’ written notice or (b) by the Subadvisor upon not less than 120 days’ written notice to the Advisor, the Company, and the Fund. The sub-advisory agreement automatically terminates in the event of its assignment, as defined by the 1940 Act.

The Advisor and Subadvisor have entered into a services agreement with respect to the Fund. The agreement provides that the Subadvisor’s investment personnel will provide marketing assistance to the Advisor with respect to the Fund and sets forth the parties’ compliance obligations and provisions related to trade allocation and the Subadvisor’s right to close the Fund if needed to effectively provide subadvisory services to the Fund.

Potential Conflicts of Interest

The Advisor and Greenhouse are affiliates, which may present certain potential conflicts of interest. The Advisor’s retention of Greenhouse presents a potential conflict of interest because the Advisor may have financial and non-financial incentives for selecting Greenhouse over other subadvisors. An investment adviser may be inclined to act in its own interest by recommending to shareholders the services of an affiliated subadvisor that provide benefits to the investment advisor, instead of recommending the services of a subadvisor that is in the best interest of the shareholders. Greenhouse will benefit from increased advisory fees paid to the Advisor by receiving subadvisory fees. In addition, the Advisor or its affiliates will benefit from the net advisory fee retained by the Advisor and also indirectly from the subadvisory fee paid by the Advisor to Greenhouse. However, the Advisor, in recommending to the Board the appointment of Greenhouse, has a fiduciary duty to act in the best interests of its clients, including the Fund and its shareholders. The Advisor has a duty to recommend that Greenhouse be selected, retained, or replaced only when the Advisor believes it is in the best interests of the Fund’s
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shareholders. In addition, the Board of Directors of the Company maintains ultimate oversight over the Fund and its advisory and subadvisory arrangements.

Proxy Voting Policies

The Board has adopted proxy voting policies and procedures that delegate the authority to vote proxies to the Advisor, subject to the supervision of the Board. The Board has authorized the Advisor and Subadvisor to retain a third-party proxy voting service, such as Institutional Shareholder Services, Inc. (“ISS”), to provide recommendations on proxy votes should they choose to do so. The Board has approved the proxy voting policies and procedures of the Advisor and Subadvisor for the Fund it manages. The Board monitors the implementation of these policies and procedures to ensure that the Advisor’s and Subadvisor’s voting decisions:

•are consistent with the Advisor’s fiduciary duty to the Fund and its shareholders;
•seek to maximize shareholder return and the value of Fund investments;
•promote sound corporate governance; and
•are consistent with the Fund’s investment objective and policies.

The Fund’s proxy voting record for the most recent 12‑month period ended June 30, if applicable, is available without charge, either upon request, by calling toll free, 1‑866‑442-2473, or by accessing the Fund’s website at www.bairdfunds.com, or both; and by accessing the SEC’s website at http://www.sec.gov.

Proxy Voting Policies – Greenhouse Funds LLLP

The Subadvisor has adopted Proxy Voting Policies and Procedures (the "Procedures") that are designed to ensure that in cases where the Subadvisor votes proxies with respect to client securities, such proxies are voted in the best interests of its clients. In voting proxies, the Subadvisor generally votes in favor of routine corporate housekeeping proposals, including election of directors (where no corporate governance issues are implicated). Generally, the Subadvisor will vote against proposals that make it more difficult to replace members of a board of directors. For all other proposals, the Subadvisor will determine whether a proposal is in the best interests of its clients and may take into account the following factors, among others: (i) whether the proposal was recommended by management and Subadvisor’s opinion of management; (ii) whether the proposal acts to entrench existing management; and (iii) whether the proposal fairly compensates management for past and future performance.

The Procedures also require that the Subadvisor identify and address conflicts of interest between the Subadvisor and its clients. In situations where the Subadvisor’s interests conflict, or appear to conflict, with client interests, the Subadvisor will take one of the following steps to resolve the conflict:

•Vote the securities in accordance with a pre-determined policy based upon the recommendations of an independent third party;
•Refer the proxy to the client or a fiduciary of the client for voting purposes;
•Vote the securities in accordance with the best interest of clients, as determined in good faith by the Subadvisor, without consideration of any benefit to the Subadvisor, or its affiliates; or
•If the securities are held by a registered investment company account, disclose the conflict to the registered investment company’s Board and obtain their direction as to how to vote the proxies.
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Codes of Ethics

The Company, the Advisor and the Distributor have adopted a joint written Code of Ethics under Rule 17j-1 of the 1940 Act. The Subadvisor has also adopted a written Code of Ethics under Rule 17j‑1 of the 1940 Act. The Code of Ethics governs the personal securities transactions of directors, officers and employees who may have access to current trading information of the Fund. The Code of Ethics permits such persons to invest in securities for their personal accounts, including securities that may be purchased or held by the Fund, subject to certain restrictions. The Code of Ethics includes pre‑clearance, reporting and other procedures to monitor personal transactions and ensure that such transactions are consistent with the best interests of the Fund.

The Code of Ethics also includes confidentiality and fiduciary provisions applicable to Directors and officers of the Company. From time to time, Directors of the Company may serve on the board of directors of public companies in which the Fund invests. The Code of Ethics provides that Directors are required to notify the Fund’s CCO before they accept a directorship of a public company, and Directors are required to refrain from discussing such company or sharing any non-public information learned in the Director’s capacity as a director of another company with any personnel of the Company.

Fund Accounting and Fund Administration

The Fund has entered into a fund accounting servicing agreement and a fund administration servicing agreement with U.S. Bancorp Fund Services, LLC, doing business as U.S. Bank Global Fund Services (“Fund Services”), under which Fund Services has agreed to maintain the financial accounts and records of the Fund in compliance with the 1940 Act and to provide other accounting services to the Fund. Fund Services also provides administration services (including blue sky services) to the Fund. Administration services include, but are not limited to, day-to-day administration of matters necessary to the Fund’s operations, maintenance of their records, financial and tax reporting, preparation of reports, compliance testing of the Fund’s activities and preparation of periodic updates of the registration statement under federal and state laws. For fund accounting and fund administration services, Fund Services receives from the Fund a fee, calculated daily and paid monthly. From time to time, Fund Services may be an affiliated person of an affiliated person of the Company due to the affiliation with U.S. Bank described below.

For the fiscal years ended December 31, 2020, 2019 and 2018, the Fund paid the following fund accounting and administration fees to Fund Services:

Fund Accounting and Administration Fees Paid During Fiscal Years Ended December 31,
2020	2019	2018
$35,393	$33,720	$21,510

Custodian

U.S. Bank, 1555 North RiverCenter Drive, Suite 302, Milwaukee, Wisconsin 53212, serves as custodian of the Fund’s assets. From time to time, U.S. Bank may be considered an “affiliated person” of the Company for purposes of the 1940 Act as a result of certain of U.S. Bank’s fiduciary accounts for which it has investment authority and/or voting authority collectively acquiring 5% or more of the shares of one
35

or more series of the Company. Under the custody agreement between U.S. Bank and the Fund (the “Custody Agreement”), U.S. Bank has agreed to (i) maintain separate accounts in the name of the Fund; (ii) make receipts and disbursements of money on behalf of the Fund; (iii) collect and receive all income and other payments and distributions on account of the Fund’s portfolio investments; (iv) respond to correspondence from shareholders, security brokers and others relating to its duties; and (v) make periodic reports to the Company concerning the Fund’s operations. U.S. Bank may, at its own expense, open and maintain a custody account or accounts on behalf of the Fund with other banks or trust companies, provided that U.S. Bank shall remain liable for the performance of all of its duties under the Custody Agreement notwithstanding any delegation. U.S. Bank and Fund Services are affiliates. U.S. Bank and its affiliates may participate in revenue sharing arrangements with service providers of mutual funds in which the Fund may invest. Sub-custodians may provide custodial services for assets of the Fund held outside the U.S.

For the fiscal years ended December 31, 2020, 2019 and 2018, the Fund paid the following custody fees to U.S. Bank:

Custody Fees Paid During Fiscal Years Ended December 31,
2020	2019	2018
$1,423	$1,191	$2,240

Transfer Agent

U.S. Bancorp Fund Services, LLC or Fund Services, as defined above, 615 East Michigan Street, Milwaukee, Wisconsin 53202, serves as transfer agent and dividend disbursing agent for the Fund under a transfer agent servicing agreement (the “Transfer Agent Servicing Agreement”). As transfer and dividend disbursing agent, Fund Services has agreed to (i) issue and redeem shares of the Fund; (ii) make dividend payments and other distributions to shareholders of the Fund; (iii) respond to correspondence by Fund shareholders and others relating to its duties; (iv) maintain shareholder accounts; and (v) make periodic reports to the Fund.

For the fiscal years ended December 31, 2020, 2019 and 2018, the Fund paid the following transfer agency fees to Fund Services:

Transfer Agency Fees Paid During Fiscal Years Ended December 31,
2020	2019	2018
$28,417	$17,267	$16,943

Financial Intermediaries

In addition to the fees that the Fund pay to the Transfer Agent, from time to time, the Fund pays, directly or indirectly, amounts to financial intermediaries that provide transfer-agent type and/or other administrative services relating to the Fund to its customers or other persons who beneficially own interests in the Fund (collectively, “sub-transfer agent services”) whose shares are held of record in omnibus, networked, or other group accounts or accounts traded through registered securities clearing agents, up to annual limits approved by the Board. Sub-transfer agent services may include, among other things, sub-accounting services, transfer agent-type services, recordkeeping, answering inquiries relating
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to the Fund, transmitting, on behalf of the Fund, proxy statements, annual reports, updated prospectuses and other communications regarding the Fund, and related services as the Fund or the intermediaries’ customers or such other persons may reasonably request.

Sub-transfer agent fees paid by the Fund are included in the total amount of “Other Expenses” listed in the Fund’s Fees and Expenses table in the Prospectus.

PORTFOLIO MANAGER

Other Accounts Managed by the Portfolio Manager of the Fund

As described in the Prospectus under “Portfolio Manager,” Joseph Milano is the portfolio manager for the day-to-day management of the Fund.

The following provides information regarding other accounts managed by the portfolio manager as of August 31, 2021.

Category of Account	Total Number of Accounts Managed	Total Assets in Accounts Managed (in millions)	Number of Accounts for which Advisory Fee is Based on Performance	Assets in Accounts for which Advisory Fee is Based on Performance (in millions)

Joseph Milano
Other Registered Investment Companies	0	$0	0	$0
Other Pooled Investment Vehicles	3	$527	2	$465
Other Accounts	4	$268	4	$268

The Subadvisor and the Fund’s portfolio manager advise private funds and separate accounts in addition to the Fund. The Subadvisor manages potential conflicts of interest between the Fund and other types of accounts through trade allocation policies and oversight by the Subadvisor’s and the Advisor’s compliance departments. Allocation policies are designed to address potential conflicts of interest in situations where two or more accounts participate in investment transactions involving the same securities.

Compensation of Portfolio Manager

The following is a description of the Subadvisor’s portfolio manager compensation as of November 30, 2021. The portfolio manager’s annual compensation consists of a base salary and a percentage (equal to his ownership of the Subadvisor) of the Subadvisor’s overall profitability (consisting of all management, advisory and sub-advisory fees received from accounts including the Fund managed by the Subadvisor less expenses, plus performance fees for all accounts managed by the Subadvisor that pay such fees).

Ownership of Fund Shares by Portfolio Manager

As of November 30, 2021, Joseph Milano did not beneficially own any equity securities of the Fund.

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DISTRIBUTOR

Robert W. Baird & Co. Incorporated, 777 East Wisconsin Avenue, Milwaukee, Wisconsin 53202, also serves as the principal underwriter and distributor for shares of the Fund pursuant to a Distribution Agreement with the Company dated September 26, 2000, as amended (the “Distribution Agreement”). The Distributor is registered as a broker-dealer under the Securities Exchange Act of 1934 and each state’s securities laws and is a member of the Financial Industry Regulatory Authority (“FINRA”). The offering of the Fund’s shares is continuous. The Distribution Agreement provides that the Distributor, as agent in connection with the distribution of Fund shares, will use its best efforts to distribute the Fund’s shares. As compensation for its services under the Distribution and Shareholder Servicing Plan (the “Plan”), discussed below, the Distributor may retain all or a portion of the Rule 12b-1 fees payable under the Plan.

During each of the fiscal years ended December 31, 2020, 2019 and 2018, the Distributor did not receive any net underwriting discounts or commissions on the sale of Fund shares, any compensation on the redemptions or repurchases of Fund shares, or any brokerage commissions from the Fund. The Distributor retained a portion of the Rule 12b-1 fees, as described below.

DISTRIBUTION PLAN

The Board, including a majority of the Independent Directors, adopted the Plan for the Investor Class shares of the Fund pursuant to Rule 12b-1 under the 1940 Act. The Plan authorizes payments by the Fund in connection with the distribution of Investor Class shares at an annual rate of 0.25% of the Fund’s average daily NAV attributable to the Investor Class. Payments may be made by the Fund under the Plan for the purpose of financing any activity primarily intended to result in the sale of Investor Class shares of the Fund. Such activities typically include advertising; compensation for sales and sales marketing activities of financial service agents and others, such as dealers or distributors; shareholder account servicing; and production and dissemination of prospectuses and sales and marketing materials. To the extent any activity is one which the Fund may finance without the Plan, the Fund may also make payments to finance such activity outside of the Plan and not subject to its limitations. The Plan is a “compensation plan” which means that payments under the Plan are based upon a percentage of average daily net assets attributable to the Investor Class regardless of the amounts actually paid or expenses actually incurred by the Distributor; however, in no event, may such payments exceed the maximum allowable fee. It is, therefore, possible that the Distributor may realize a profit in a particular year as a result of these payments. The Plan increases the Investor Class’ expenses from what they would otherwise be. The Fund may engage in joint distribution activities with other Baird Funds and to the extent the expenses are not allocated to a specific Baird Fund, expenses will be allocated based on the Fund’s net assets.

Administration of the Plan is regulated by Rule 12b-1 under the 1940 Act, which requires that the Board receive and review at least quarterly reports concerning the nature and qualification of expenses which are made and that the Plan may be continued from year-to-year only if the Board, including a majority of the Independent Directors, concludes at least annually that continuation of the Plan is likely to benefit shareholders.

Amounts Expensed Under the Plan

For the fiscal year ended December 31, 2020, the Fund paid $1,323 pursuant to the Plan.

Of the amounts paid, payments were made for the following activities:
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Actual Rule 12b‑1 Expenditures Incurred by the Fund During the Fiscal Year Ended December 31, 2020
Advertising/Marketing	Printing/Postage	Payment to Distributor	Payment to Dealers(1)	Compensation to Sales Personnel	Other	Total

$0	$0	$0	$1,323	$0	$0	$1,323

(1)Includes payments to Baird as a dealer.

Interests of Certain Persons

With the exception of the Advisor, in its capacity as the Fund’s investment advisor and principal underwriter of Fund shares, and the Subadvisor, in its capacity as the Fund’s investment sub-advisor, no “interested person” of the Fund, as defined in the 1940 Act, and no director of the Company has or had a direct or indirect financial interest in the Plan or any related agreement.

Anticipated Benefits to the Fund

The Plan will continue in effect only if such continuance is approved annually by the Board, including a majority of the directors who are not interested persons (as defined in the 1940 Act) of the Fund and have no direct or indirect financial interest in the Plan or any related agreements. The Board has determined that the Plan is likely to benefit Investor Class shares by providing an incentive for brokers, dealers and other financial intermediaries to engage in sales and marketing efforts on behalf of the Fund and to provide enhanced services to Investor Class shareholders. The Board also determined that the Plan is expected to enhance the Fund’s ability to sell Investor Class shares and access important distribution channels.

Shareholder Servicing and Revenue Sharing Payments

The Advisor or Distributor, out of their own resources and without additional cost to the Fund or its shareholders, may provide additional cash payments or other compensation to broker-dealers and other financial intermediaries who market and sell shares of the Fund and/or who provide various administrative, sub-accounting and shareholder services. These payments are in addition to the 12b-1 fees payable out of Fund assets to firms that sell Investor Class shares. The payments may specifically be made in connection with the inclusion of the Fund in certain programs offered by broker-dealers or other financial intermediaries, invitations to conferences and seminars held or sponsored by those firms, access to branch offices and sales representatives of those firms and opportunities to make presentations and provide information to them. Payments may be structured as a flat fee, a percentage of net sales or net assets (or a combination thereof) or a fee based on the number of underlying client accounts. The Distributor currently has agreements with the following firms, under which the Advisor or Distributor makes ongoing payments in lieu of, or in addition to, the 12b-1 fee: Benefit Plans Administrators (BPA), BMO Harris Bank, BNY Mellon, Charles Schwab, Edward Jones & Co., Fidelity (National Financial), Great West Life, John Hancock, John Hancock Insurance, J.P. Morgan, LPL Financial, Morgan Stanley Smith Barney, Merrill Lynch (Financial Data Services), National Rural Electric Cooperative Association, OneAmerica, Pershing, PNC Investments, Prudential, Raymond James, TD Ameritrade, TIAA CREF, T. Rowe, UBS, U.S. Bank National Association, Vanguard, Voya and Wells Fargo. In some circumstances, the Fund may directly pay the intermediary for performing sub-transfer agency and related services to customers of financial intermediaries who hold shares of the Fund through omnibus accounts.
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The Advisor may also pay cash or non-cash compensation to sales representatives of broker-dealers and other financial intermediaries in the form of occasional gift, meals and entertainment, and pay for exhibit space or sponsorships at regional or national events of broker-dealers and other financial intermediaries.

Referral Program

As indicated in the Prospectus, the Distributor has a referral program under which it may pay compensation to registered representatives of the Distributor for their efforts in selling Institutional Class shares of the Fund. Such compensation will not exceed 0.10% per year of the value of the Institutional Class share accounts for which the registered representative is responsible. Such compensation is only paid for referrals of non-ERISA institutional accounts generally over a five-year period. In addition, registered representatives of the Distributor may receive payments under the Plan with respect to distribution and shareholder services for Investor Class shares of the Fund.

The prospect of receiving, or the receipt of additional payments or other compensation as described above may provide the Distributor’s registered representatives with an incentive to favor sales of shares of the Fund and other mutual funds whose affiliates offer similar compensation over the sale of shares of mutual funds that do not make such payments.

PORTFOLIO HOLDINGS DISCLOSURE POLICY

The Fund does not provide or permit others to provide information about the Fund’s portfolio holdings to any third party on a selective basis, except as permitted by the Company’s policy regarding disclosure of portfolio holdings (the “Disclosure Policy”). Pursuant to the Disclosure Policy, the Company or the Advisor and the Subadvisor may disclose information about the Fund’s portfolio holdings only in the following circumstances:

•The Fund publicly discloses its portfolio holdings in its semi-annual and annual reports to shareholders, which are filed with the SEC on a semi-annual basis on Form N-CSR and mailed to shareholders approximately two months after the end of the fiscal year and six-month period.

•The Fund also files a complete schedule of portfolio holdings with the SEC for the first and third quarters of the Fund’s fiscal year on Part F of Form N-PORT. Portfolio holdings included in Part F of Form N-PORT become publicly available on the SEC’s website within 60 days after the end of that fiscal quarter.

•The Fund’s full portfolio holdings (showing number of shares and dollar values) as of month‑end are posted on the Company’s website no earlier than forty-five (45) calendar days after quarter-end.

•The Fund may also provide portfolio holdings information to various ratings agencies, consultants, broker-dealers, investment advisers, financial intermediaries, investors and others, upon request, so long as such information, at the time it is provided, is posted on the Company’s website or otherwise publicly available.

The Fund may elect to not post its portfolio holdings on the Company’s website as described above if the Fund has a valid business reason for doing so. If the Fund makes such an election, the Fund’s portfolio
40

holdings cannot be selectively disclosed to any person until such information is filed with the SEC or posted to the Company’s website.

In limited circumstances, for the business purposes described below, the Fund’s portfolio holdings may be disclosed to, or known by, certain third parties in advance of being filed with the SEC or their publication on the Company’s website.

•The Advisor or Subadvisor may disclose Fund portfolio holdings to the Fund’s service providers (administrator, fund accountant, custodian, transfer agent and independent pricing service) in connection with the fulfillment of their duties to the Fund. These service providers are required by contract with the Fund to keep such information confidential and not use it for any purpose other than the purpose for which the information was disclosed.

•The Advisor or Subadvisor may disclose Fund portfolio holdings to its vendors (including, without limitation, portfolio accounting system, proxy voting services, pricing services, attribution and analytics systems) in connection with the fulfillment of its duties to the Fund. These service providers are required by contract with the Advisor to keep such information confidential and not use it for any purpose other than the purpose for which the information was disclosed.

•The Advisor may disclose Fund portfolio holdings to persons who owe a fiduciary duty or other duty of trust or confidence to the Fund, such as the Fund’s legal counsel and independent registered public accounting firm.

•Disclosure of portfolio holdings as of a particular date may be made in response to inquiries from consultants, prospective clients or other persons, provided that the recipient signs a confidentiality agreement prohibiting disclosure and misuse of the holdings information.

The Company is prohibited from entering into any other arrangements with third parties to disclose information regarding the Fund’s portfolio securities without (1) prior approval of the Advisor’s legal and compliance departments; and (2) the execution of a confidentiality agreement by the third parties. No compensation or other consideration may be received by the Fund or the Advisor or the Subadvisor in connection with the disclosure of portfolio holdings in accordance with this policy.

The Board has delegated to the CCO the responsibility to monitor the foregoing policy and to address any violations thereof. The CCO reports to the Board and the Board reviews any disclosures of Fund portfolio holdings outside of the permitted disclosures described above on a quarterly basis to ensure that disclosure of information about portfolio holdings is in the best interest of Fund shareholders and to address any conflicts between the interests of Fund shareholders and those of the Advisor, the Subadvisor or any other Fund affiliate.

ANTI-MONEY LAUNDERING PROGRAM

The Company has established an Anti-Money Laundering Compliance Program (the “Program”) as required by the Uniting and Strengthening America by Providing Appropriate Tools Required to Intercept and Obstruct Terrorism Act of 2001 (the “USA PATRIOT Act”). In order to ensure compliance with this law, the Program provides for the development of internal practices, procedures and controls, the
41

designation of an anti-money laundering compliance officer, an ongoing training program, an independent audit function to determine the effectiveness of the Program and a customer identification program.

Procedures to implement the Program include, but are not limited to, determining that the Fund’s Distributor and transfer agent have established proper anti-money laundering procedures that require the reporting of suspicious and/or fraudulent activity, verifying the identity and beneficial owners, if applicable, of the new shareholders, checking shareholder names against designated government lists, including the Office of Foreign Asset Control (“OFAC”), and undertaking a complete and thorough review of all new account applications. The Company will not transact business with any person or legal entity whose identity and beneficial owners, if applicable, cannot be adequately verified.

Pursuant to the USA PATRIOT Act and the Program, the Fund may be required to “freeze” the account of a shareholder if the shareholder appears to be involved in suspicious activity or if certain account information matches information on government lists of known terrorists or other suspicious persons, or the Fund may be required to transfer the account or proceeds of the account to a governmental agency.

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM AND FINANCIAL STATEMENTS

Cohen & Company, Ltd. (“Cohen”), 342 North Water Street, Suite 830, Milwaukee, Wisconsin 53202, has been selected as independent registered public accounting firm of the Fund. Cohen audits and reports on the Fund’s annual financial statements, reviews certain regulatory reports and the Fund’s federal income tax returns, and performs other auditing and tax services for the Fund when engaged to do so.

The audited financial statements for the Fund for the fiscal year ended December 31, 2020, together with the report of Cohen, independent registered public accounting firm, that appear in the Fund’s Annual Report for the fiscal year ended December 31, 2020 are incorporated herein by reference.

COUNSEL

Godfrey & Kahn, S.C., 833 East Michigan Street, Suite 1800, Milwaukee, Wisconsin 53202, serves as legal counsel to the Company and has passed upon the legality of the shares offered by the Fund.

PERFORMANCE

From time to time, the total return of Investor Class shares and Institutional Class shares of the Fund may be quoted in advertisements, shareholder reports or other communications to shareholders. Performance information is generally available by calling the Fund (toll-free) at 1-866-442-2473.

42

BAIRD FUNDS, INC.
PART C
OTHER INFORMATION
Item 28.    Exhibits.

(a)			Charter Documents.
	(i)	(A)
Articles of Incorporation are herein incorporated by reference from the Pre-Effective Amendment No. 1 to the Registrant’s Registration Statement on Form N-1A filed with the Securities and Exchange Commission on August 29, 2000.

	(i)	(B)
Amendment to Articles of Incorporation dated December 20, 2000 is herein incorporated by reference from the Post-Effective Amendment No. 2 to the Registrant’s Registration Statement on Form N-1A filed with the Securities and Exchange Commission on December 22, 2000.

	(i)	(C)
Amendment to Articles of Incorporation dated December 31, 2002 is herein incorporated by reference from the Post-Effective Amendment No. 9 to the Registrant’s Registration Statement on Form N-1A filed with the Securities and Exchange Commission on April 30, 2003.

	(i)	(D)
Amendment to Articles of Incorporation dated May 1, 2003 is herein incorporated by reference from the Post-Effective Amendment No. 9 to the Registrant’s Registration Statement on Form N-1A filed with the Securities and Exchange Commission on April 30, 2003.

	(i)	(E)
Amendment to Restated Articles of Incorporation dated April 14, 2004 is herein incorporated by reference from the Post-Effective Amendment No. 12 to the Registrant’s Registration Statement on Form N-1A filed with the Securities and Exchange Commission on June 30, 2004.

	(i)	(F)
Amended and Restated Articles of Incorporation dated August 12, 2008 is herein incorporated by reference from the Post-Effective Amendment No. 19 to the Registrant’s Registration Statement on Form N-1A filed with the Securities and Exchange Commission on August 14, 2008.

	(i)	(G)
Amendment to Restated Articles of Incorporation dated October 31, 2008 is herein incorporated by reference from the Post-Effective Amendment No. 27 to the Registrant’s Registration Statement on Form N-1A filed with the Securities and Exchange Commission on April 27, 2012.

	(i)	(H)
Amendment of Amended and Restated Articles of Incorporation dated November 8, 2010 is herein incorporated by reference from the Post-Effective Amendment No. 23 to the Registrant’s Registration Statement on Form N-1A filed with the Securities and Exchange Commission on April 28, 2011.

	(i)	(I)
Amendment of Amended and Restated Articles of Incorporation dated March 16, 2012 is herein incorporated by reference from the Post-Effective Amendment No. 27 to the Registrant’s Registration Statement on Form N-1A filed with the Securities and Exchange Commission on April 27, 2012.

	(i)	(J)
Amendment to Amended and Restated Articles of Incorporation dated December 30, 2013 is herein incorporated by reference from the Post-Effective Amendment No. 38 to the Registrant’s Registration Statement on Form N-1A filed with the Securities and Exchange Commission on December 30, 2013.

	(i)	(K)
Amendment to Amended and Restated Articles of Incorporation dated August 27, 2015 is herein incorporated by reference from the Post-Effective Amendment No. 62 to the Registrant’s Registration Statement on Form N-1A filed with the Securities and Exchange Commission on August 31, 2015.

	(i)	(L)
Amendment to Amended and Restated Articles of Incorporation dated November 10, 2015 is herein incorporated by reference from the Post-Effective Amendment No. 68 to the Registrant’s Registration Statement on Form N-1A filed with the Securities and Exchange Commission on November 30, 2015.

	(i)	(M)
Amendment to Amended and Restated Articles of Incorporation dated May 12, 2015 is herein incorporated by reference from the Post-Effective Amendment No. 71 to the Registrant’s Registration Statement on Form N-1A filed with the Securities and Exchange Commission on December 30, 2015.

	(i)	(N)
Amendment to Amended and Restated Articles of Incorporation dated January 20, 2016 is herein incorporated by reference from the Post-Effective Amendment No. 74 to the Registrant’s Registration Statement on Form N-1A filed with the Securities and Exchange Commission on April 4, 2016.

	(i)	(O)
Amendment to Amended and Restated Articles of Incorporation dated December 28, 2017 is herein incorporated by reference from the Post-Effective Amendment No. 80 to the Registrant’s Registration Statement on Form N-1A filed with the Securities and Exchange Commission on April 30, 2018.

	(i)	(P)
Amendment to Amended and Restated Articles of Incorporation (adding Baird Small/Mid Cap Growth Fund) dated August 21, 2018 is herein incorporated by reference from the Post-Effective Amendment No. 83 to the Registrant’s Registration Statement on Form N-1A filed with the Securities and Exchange Commission on October 26, 2018.

	(i)	(Q)
Amendment to Amended and Restated Articles of Incorporation (adding Baird Strategic Municipal Bond Fund and Baird Municipal Bond Fund) dated November 1, 2019 is herein incorporated by reference from the Post-Effective Amendment No. 89 to the Registrant’s Registration Statement on Form N-1A filed with the Securities and Exchange Commission on November 14, 2019.

	(i)	(R)	Amendment to the Amended and Restated Articles of Incorporation (changing name of Baird SmallCap Value Fund) dated December 12, 2021 — To Be Filed By Amendment.
	(i)	(S)	Amendment to the Amended and Restated Articles of Incorporation (removing Baird Small/MidCap Value Fund) dated December 15, 2021 — To Be Filed By Amendment.
(b)			By-Laws.

Amended and Restated By-Laws are herein incorporated by reference from the Post-Effective Amendment No. 55 to the Registrant’s Registration Statement on Form N-1A filed with the Securities and Exchange Commission on April 30, 2015.

(c)			Instruments Defining Rights of Security Holders are herein incorporated by reference to the Articles of Incorporation and By-Laws.
(d)			Investment Advisory Contracts.
	(i)	(A)
Investment Advisory Agreement is herein incorporated by reference from the Pre-Effective Amendment No. 2 to the Registrant’s Registration Statement on Form N-1A filed with the Securities and Exchange Commission on September 25, 2000.

	(i)	(B)
Exhibit E to the Investment Advisory Agreement is herein incorporated by reference from the Post-Effective Amendment No. 2 to the Registrant’s Registration Statement on Form N‑1A filed with the Securities and Exchange Commission on December 22, 2000.

	(i)	(C)
Exhibit F to the Investment Advisory Agreement is herein incorporated by reference from the Post-Effective Amendment No. 2 to the Registrant’s Registration Statement on Form N‑1A filed with the Securities and Exchange Commission on December 22, 2000.

	(i)	(D)
Exhibit G to the Investment Advisory Agreement is herein incorporated by reference from the Post-Effective Amendment No. 2 to the Registrant’s Registration Statement on Form N‑1A filed with the Securities and Exchange Commission on December 22, 2000.

	(i)	(E)
Amendment to the Investment Advisory Agreement dated December 31, 2002 is herein incorporated by reference from the Post-Effective Amendment No. 11 to the Registrant’s Registration Statement on Form N-1A filed with the Securities and Exchange Commission on April 29, 2004.

	(i)	(F)
Amendment to the Investment Advisory Agreement dated May 1, 2003 is herein incorporated by reference from the Post-Effective Amendment No. 11 to the Registrant’s Registration Statement on Form N-1A filed with the Securities and Exchange Commission on April 29, 2004.

	(i)	(G)
Exhibit I to the Investment Advisory Agreement (adding Baird SmallCap Value Fund) is herein incorporated by reference from the Post-Effective Amendment No. 27 to the Registrant’s Registration Statement on Form N-1A filed with the Securities and Exchange Commission on April 27, 2012.

	(i)	(H)
Exhibit J to the Investment Advisory Agreement (adding Baird Ultra Short Bond Fund) is herein incorporated by reference from the Post-Effective Amendment No. 35 to the Registrant’s Registration Statement on Form N-1A filed with the Securities and Exchange Commission on October 15, 2013.

	(i)	(I)
Exhibit K to the Investment Advisory Agreement (adding Baird Short-Term Municipal Bond Fund) is herein incorporated by reference from the Post-Effective Amendment No. 62 to the Registrant’s Registration Statement on Form N-1A filed with the Securities and Exchange Commission on August 31, 2015.

	(i)	(J)
Exhibit L to the Investment Advisory Agreement (adding Baird Core Intermediate Municipal Bond Fund) is herein incorporated by reference from the Post-Effective Amendment No. 62 to the Registrant’s Registration Statement on Form N-1A filed with the Securities and Exchange Commission on August 31, 2015.

	(i)	(K)
Exhibit M to the Investment Advisory Agreement (adding Baird Long-Term Credit Bond Fund) is herein incorporated by reference from the Post-Effective Amendment No. 71 to the Registrant’s Registration Statement on Form N-1A filed with the Securities and Exchange Commission on December 30, 2015.

	(i)	(L)
Amended and Restated Exhibit N to the Investment Advisory Agreement (adding Baird Small/Mid Cap Value Fund) is herein incorporated by reference from the Post-Effective Amendment No. 85 to the Registrant’s Registration Statement on Form N-1A filed with the Securities and Exchange Commission on May 1, 2019.

	(i)	(M)
Amended and Restated Exhibit O to the Investment Advisory Agreement (adding Chautauqua Global Growth Fund) is herein incorporated by reference from the Post-Effective Amendment No. 85 to the Registrant’s Registration Statement on Form N-1A filed with the Securities and Exchange Commission on May 1, 2019.

	(i)	(N)
Amended and Restated Exhibit P to the Investment Advisory Agreement (adding Chautauqua International Growth Fund) is herein incorporated by reference from the Post-Effective Amendment No. 85 to the Registrant’s Registration Statement on Form N-1A filed with the Securities and Exchange Commission on May 1, 2019.

	(i)	(O)
Form of Exhibit Q to the Investment Advisory Agreement (adding Baird Small/Mid Cap Growth Fund) is herein incorporated by reference from the Post-Effective Amendment No. 83 to the Registrant’s Registration Statement on Form N-1A filed with the Securities and Exchange Commission on October 26, 2018.

	(i)	(P)
Form of Exhibit R to the Investment Advisory Agreement (adding Baird Municipal Bond Fund) is herein incorporated by reference from the Post-Effective Amendment No. 89 to the Registrant’s Registration Statement on Form N-1A filed with the Securities and Exchange Commission on November 14, 2019.

	(i)	(Q)
Form of Exhibit S to the Investment Advisory Agreement (adding Baird Strategic Municipal Bond Fund) is herein incorporated by reference from the Post-Effective Amendment No. 89 to the Registrant’s Registration Statement on Form N-1A filed with the Securities and Exchange Commission on November 14, 2019.

	(i)	(R)
Form of Investment Advisory Agreement (Baird Equity Opportunity Fund) is herein incorporated by reference from the Definitive Proxy Statement on Schedule 14A, Annex A, filed with the Securities and Exchange Commission on October 27 2021.

(ii)
Form of Investment Subadvisory Agreement (Baird Equity Opportunity Fund) is herein incorporated by reference from the Definitive Proxy Statement on Schedule 14A, Annex B, filed with the Securities and Exchange Commission on October 27 2021.

(iii)
Expense Cap/Reimbursement Agreement dated February 17, 2021 is herein incorporated by reference from the Post-Effective Amendment No. 92 to the Registrant’s Registration Statement on Form N-1A filed with the Securities and Exchange Commission on April 28, 2021.

(iv)
Fee Waiver Agreement dated February 17, 2021 is herein incorporated by reference from the Post-Effective Amendment No. 92 to the Registrant’s Registration Statement on Form N-1A filed with the Securities and Exchange Commission on April 28, 2021.

	(v)		Form of Expense Cap/Reimbursement Agreement (Baird Equity Opportunity Fund) — Filed Herewith.
(e)			Distribution Contracts.

	(i)	(A)
Amended and Restated Distribution Agreement dated August 24, 2017 is herein incorporated by reference from the Post-Effective Amendment No. 80 to the Registrant’s Registration Statement on Form N-1A filed with the Securities and Exchange Commission on April 30, 2018.

	(i)	(B)
First Amendment to the Amended and Restated Distribution Agreement dated April 30, 2018 is herein incorporated by reference from the Post-Effective Amendment No. 80 to the Registrant’s Registration Statement on Form N-1A filed with the Securities and Exchange Commission on April 30, 2018.

	(i)	(C)
Second Amendment to the Amended and Restated Distribution Agreement (adding Baird Small/Mid Cap Growth Fund) dated October 27, 2018 is herein incorporated by reference from the Post-Effective Amendment No. 83 to the Registrant’s Registration Statement on Form N-1A filed with the Securities and Exchange Commission on October 26, 2018.

	(i)	(D)
Form of Third Amendment to the Amended and Restated Distribution Agreement (adding Baird Strategic Municipal Bond Fund and Baird Municipal Bond Fund) is herein incorporated by reference from the Post-Effective Amendment No. 89 to the Registrant’s Registration Statement on Form N-1A filed with the Securities and Exchange Commission on November 14, 2019.

(f)			Bonus or Profit Sharing Contracts — Not Applicable.
(g)			Custodian Agreements.
	(i)	(A)
Amended and Restated Custody Agreement dated July 30, 2018 between Robert W. Baird & Co. Incorporated, the Registrant and U.S. Bank National Association is herein incorporated by reference from the Post-Effective Amendment No. 83 to the Registrant’s Registration Statement on Form N-1A filed with the Securities and Exchange Commission on October 26, 2018.

	(i)	(B)
First Amendment to the Amended and Restated Custody Agreement dated September 10, 2018 is herein incorporated by reference from the Post-Effective Amendment No. 83 to the Registrant’s Registration Statement on Form N-1A filed with the Securities and Exchange Commission on October 26, 2018.

	(i)	(C)
Second Amendment to the Amended and Restated Custody Agreement dated November 15, 2019 (adding Baird Strategic Municipal Bond) is herein incorporated by reference from the Post-Effective Amendment No. 89 to the Registrant’s Registration Statement on Form N-1A filed with the Securities and Exchange Commission on November 14, 2019.

(h)			Other Material Contracts.
	(i)	(A)
Amended and Restated Fund Administration Servicing Agreement dated July 30, 2018 between Robert W. Baird & Co. Incorporated, the Registrant and U.S. Bancorp Fund Services, LLC is herein incorporated by reference from the Post-Effective Amendment No. 83 to the Registrant’s Registration Statement on Form N-1A filed with the Securities and Exchange Commission on October 26, 2018.

	(i)	(B)
First Amendment to the Amended and Restated Fund Administration Servicing Agreement dated September 10, 2018 is herein incorporated by reference from the Post-Effective Amendment No. 83 to the Registrant’s Registration Statement on Form N-1A filed with the Securities and Exchange Commission on October 26, 2018.

	(i)	(C)
Second Amendment to the Amended and Restated Fund Administration Servicing Agreement dated October 10, 2019 (adding Baird Strategic Municipal Bond Fund and Baird Municipal Bond Fund) is herein incorporated by reference from the Post-Effective Amendment No. 89 to the Registrant’s Registration Statement on Form N-1A filed with the Securities and Exchange Commission on November 14, 2019.

	(ii)	(A)
Amended and Restated Transfer Agent Servicing Agreement dated July 30, 2018 between Robert W. Baird & Co. Incorporated, the Registrant and U.S. Bancorp Fund Services, LLC is herein incorporated by reference from the Post-Effective Amendment No. 83 to the Registrant’s Registration Statement on Form N-1A filed with the Securities and Exchange Commission on October 26, 2018.

	(ii)	(B)
First Amendment to the Amended and Restated Transfer Agent Servicing Agreement dated September 10, 2018 is herein incorporated by reference from the Post-Effective Amendment No. 83 to the Registrant’s Registration Statement on Form N-1A filed with the Securities and Exchange Commission on October 26, 2018.

(ii)	(C)
Second Amendment to the Amended and Restated Transfer Agent Servicing Agreement dated November 15, 2019 (adding Baird Strategic Municipal Bond Fund and Baird Municipal Bond Fund) is herein incorporated by reference from the Post-Effective Amendment No. 89 to the Registrant’s Registration Statement on Form N-1A filed with the Securities and Exchange Commission on November 14, 2019.

(iii)	(A)
Amended and Restated Fund Accounting Servicing Agreement dated July 30, 2018 between Robert W. Baird & Co. Incorporated, the Registrant and U.S. Bancorp Fund Services, LLC is herein incorporated by reference from the Post-Effective Amendment No. 83 to the Registrant’s Registration Statement on Form N-1A filed with the Securities and Exchange Commission on October 26, 2018.

(iii)	(B)
First Amendment to the Amended and Restated Fund Accounting Servicing Agreement dated September 10, 2018 is herein incorporated by reference from the Post-Effective Amendment No. 83 to the Registrant’s Registration Statement on Form N-1A filed with the Securities and Exchange Commission on October 26, 2018.

(iii)	(C)
Second Amendment to the Amended and Restated Fund Accounting Servicing Agreement dated November 15, 2019 (adding Baird Strategic Municipal Bond Fund and Baird Municipal Bond Fund) is herein incorporated by reference from the Post-Effective Amendment No. 89 to the Registrant’s Registration Statement on Form N-1A filed with the Securities and Exchange Commission on November 14, 2019.

(iv)	(A)
Administration Agreement dated September 29, 2000 between the Registrant and Robert W. Baird Incorporated is herein incorporated by reference from the Pre-Effective Amendment No. 2 to the Registrant’s Registration Statement on Form N-1A filed with the Securities and Exchange Commission on September 25, 2000.

(iv)	(B)
Amendment to Administration Agreement dated April 30, 2007 between the Registrant and Robert W. Baird & Co. Incorporated is herein incorporated by reference from Post-Effective Amendment No. 18 to the Registrant’s Registration Statement on Form N-1A filed with the Securities and Exchange Commission on April 30, 2008.

(iv)	(C)
Second Amendment to Administration Agreement between the Registrant and Robert W. Baird & Co. Incorporated dated August 23, 2012 is herein incorporated by reference from the Post-Effective Amendment No. 35 to the Registrant’s Registration Statement on Form N-1A filed with the Securities and Exchange Commission on October 15, 2013.

(iv)	(D)
Third Amendment to Administration Agreement between the Registrant and Robert W. Baird & Co. Incorporated dated December 30, 2013 is herein incorporated by reference from the Post-Effective Amendment No. 38 to the Registrant’s Registration Statement on Form N-1A filed with the Securities and Exchange Commission on December 30, 2013.

(iv)	(E)
Fourth Amendment to Administration Agreement between the Registrant and Robert W. Baird & Co. Incorporated dated August 27, 2015 is herein incorporated by reference from the Post-Effective Amendment No. 62 to the Registrant’s Registration Statement on Form N-1A filed with the Securities and Exchange Commission on August 31, 2015.

(iv)	(F)
Fifth Amendment to Administration Agreement between the Registrant and Robert W. Baird & Co. Incorporated dated December 11, 2015 is herein incorporated by reference from the Post-Effective Amendment No. 71 to the Registrant’s Registration Statement on Form N-1A filed with the Securities and Exchange Commission on December 30, 2015.

(iv)	(G)
Sixth Amendment to Administration Agreement between the Registrant and Robert W. Baird & Co. Incorporated dated November 10, 2019 (adding Baird Strategic Municipal Bond Fund and Baird Municipal Bond Fund) is herein incorporated by reference from the Post-Effective Amendment No. 89 to the Registrant’s Registration Statement on Form N-1A filed with the Securities and Exchange Commission on November 14, 2019.

(v)	(A)
Loan Agreement between the Registrant and U.S. Bank, N.A. dated May 18, 2012 is herein incorporated by reference from the Post-Effective Amendment No. 35 to the Registrant’s Registration Statement on Form N-1A filed with the Securities and Exchange Commission on October 15, 2013.

(v)	(B)
First Amendment to Loan Agreement between the Registrant and U.S. Bank, N.A. dated May 15, 2013 is herein incorporated by reference from the Post-Effective Amendment No. 35 to the Registrant’s Registration Statement on Form N-1A filed with the Securities and Exchange Commission on October 15, 2013.

	(v)	(C)
Second Amendment to Loan Agreement between the Registrant and U.S. Bank, N.A. dated June 1, 2013 is herein incorporated by reference from the Post-Effective Amendment No. 35 to the Registrant’s Registration Statement on Form N-1A filed with the Securities and Exchange Commission on October 15, 2013.

	(v)	(D)
Third Amendment to Loan Agreement between the Registrant and U.S. Bank, N.A. dated January 13, 2014 is herein incorporated by reference from the Post-Effective Amendment No. 41 to the Registrant’s Registration Statement on Form N-1A filed with the Securities and Exchange Commission on April 30, 2014.

	(v)	(E)
Fourth Amendment to Loan Agreement between the Registrant and U.S. Bank, N.A. dated May 31, 2014 is herein incorporated by reference from the Post-Effective Amendment No. 55 to the Registrant’s Registration Statement on Form N-1A filed with the Securities and Exchange Commission on April 30, 2015.

	(v)	(F)
Fifth Amendment to Loan Agreement between the Registrant and U.S. Bank, N.A. dated September 26, 2014 is herein incorporated by reference from the Post-Effective Amendment No. 55 to the Registrant’s Registration Statement on Form N-1A filed with the Securities and Exchange Commission on April 30, 2015.

	(v)	(G)
Sixth Amendment to Loan Agreement between the Registrant and U.S. Bank, N.A. dated May 30, 2015 is herein incorporated by reference from the Post-Effective Amendment No. 63 to the Registrant’s Registration Statement on Form N-1A filed with the Securities and Exchange Commission on September 16, 2015.

	(v)	(H)
Seventh Amendment to Loan Agreement between the Registrant and U.S. Bank, N.A. dated January 7, 2016 is herein incorporated by reference from the Post-Effective Amendment No. 74 to the Registrant’s Registration Statement on Form N-1A filed with the Securities and Exchange Commission on April 4, 2016.

	(v)	(I)
Eighth Amendment to Loan Agreement between the Registrant and U.S. Bank, N.A. dated May 29, 2016 is herein incorporated by reference from the Post-Effective Amendment No. 78 to the Registrant’s Registration Statement on Form N-1A filed with the Securities and Exchange Commission on April 28, 2017.

	(v)	(J)
Ninth Amendment to Loan Agreement between the Registrant and U.S. Bank, N.A. dated April 19, 2018 is herein incorporated by reference from the Post-Effective Amendment No. 80 to the Registrant’s Registration Statement on Form N-1A filed with the Securities and Exchange Commission on April 30, 2018.

	(v)	(K)
Tenth Amendment to Loan Agreement between the Registrant and U.S. Bank, N.A. dated May 27, 2018 (adding Baird Small/Mid Cap Growth Fund) is herein incorporated by reference from the Post-Effective Amendment No. 83 to the Registrant’s Registration Statement on Form N-1A filed with the Securities and Exchange Commission on October 26, 2018.

	(v)	(L)
Form of Eleventh Amendment to Loan Agreement between the Registrant and U.S. Bank, N.A. (adding Baird Small/Mid Cap Growth Fund) is herein incorporated by reference from the Post-Effective Amendment No. 83 to the Registrant’s Registration Statement on Form N-1A filed with the Securities and Exchange Commission on October 26, 2018.

	(v)	(M)
Twelfth Amendment to Loan Agreement between the Registrant and U.S. Bank, N.A. dated May 26, 2019 is herein incorporated by reference from the Post-Effective Amendment No. 91 to the Registrant's Registration Statement on Form N-1A filed with the Securities and Exchange Commission on April 29, 2020.

	(v)	(N)
Thirteenth Amendment to Loan Agreement between the Registrant and U.S. Bank, N.A. dated December 16, 2019 is herein incorporated by reference from the Post-Effective Amendment No. 91 to the Registrant's Registration Statement on Form N-1A filed with the Securities and Exchange Commission on April 29, 2020.

	(v)	(O)
Fourteenth Amendment to Loan Agreement between the Registrant and U.S. Bank, N.A. dated May 25, 2020 is herein incorporated by reference from the Post-Effective Amendment No. 92 to the Registrant’s Registration Statement on Form N-1A filed with the Securities and Exchange Commission on April 28, 2021.

(i)			Legal Opinions.
	(i)	(A)
Opinion and Consent of Godfrey & Kahn, S.C. dated September 14, 2000 is herein incorporated by reference from the Pre-Effective Amendment No. 2 to the Registrant’s Registration Statement on Form N-1A filed with the Securities and Exchange Commission on September 25, 2000.

	(i)	(B)
Opinion and Consent of Godfrey & Kahn, S.C. dated December 28, 2000 is herein incorporated by reference from the Post-Effective Amendment No. 2 to the Registrant’s Registration Statement on Form N-1A filed with the Securities and Exchange Commission on December 22, 2000.

	(i)	(C)
Opinion and Consent of Godfrey & Kahn, S.C. dated April 27, 2012 (on behalf of Baird Equity Opportunity Fund f/k/a Baird SmallCap Value Fund) is herein incorporated by reference from the Post-Effective Amendment No. 27 to the Registrant’s Registration Statement on Form N-1A filed with the Securities and Exchange Commission on April 27, 2012.

	(i)	(D)
Opinion and Consent of Godfrey & Kahn, S.C. dated September 19, 2012 is herein incorporated by reference from the Post-Effective Amendment No. 31 to the Registrant’s Registration Statement on Form N-1A filed with the Securities and Exchange Commission on September 19, 2012.

	(i)	(E)
Opinion and Consent of Godfrey & Kahn, S.C. dated December 30, 2013 is herein incorporated by reference from the Post-Effective Amendment No. 38 to the Registrant’s Registration Statement on Form N-1A filed with the Securities and Exchange Commission on December 30, 2013.

	(i)	(F)
Opinion and Consent of Godfrey & Kahn, S.C. dated August 31, 2015 is herein incorporated by reference from the Post-Effective Amendment No. 62 to the Registrant’s Registration Statement on Form N-1A filed with the Securities and Exchange Commission on August 31, 2015.

	(i)	(G)
Opinion and Consent of Godfrey & Kahn, S.C. dated December 30, 2015 is herein incorporated by reference from the Post-Effective Amendment No. 71 to the Registrant’s Registration Statement on Form N-1A filed with the Securities and Exchange Commission on December 30, 2015.

	(i)	(H)
Opinion and Consent of Godfrey & Kahn, S.C. dated November 30, 2015 is herein incorporated by reference from the Post-Effective Amendment No. 68 to the Registrant’s Registration Statement on Form N-1A filed with the Securities and Exchange Commission on November 30, 2015.

	(i)	(I)
Opinion and Consent of Godfrey & Kahn, S.C. dated April 1, 2016 is herein incorporated by reference from the Post-Effective Amendment No. 74 to the Registrant’s Registration Statement on Form N-1A filed with the Securities and Exchange Commission on April 4, 2016.

	(i)	(J)
Opinion and Consent of Godfrey & Kahn, S.C. dated October 26, 2018 (with respect to the Baird Small/Mid Cap Growth Fund) is herein incorporated by reference from the Post-Effective Amendment No. 83 to the Registrant’s Registration Statement on Form N-1A filed with the Securities and Exchange Commission on October 26, 2018.

	(i)	(K)
Opinion and Consent of Godfrey & Kahn, S.C. dated November 14, 2019 (with respect to the Baird Strategic Municipal Bond Fund and the Baird Municipal Bond Fund) is herein incorporated by reference from the Post-Effective Amendment No. 89 to the Registrant’s Registration Statement on Form N-1A filed with the Securities and Exchange Commission on November 14, 2019.

	(ii)		Consent of Godfrey & Kahn, S.C. — Filed Herewith.
(j)			Other Opinions.
	(i)		Consent of Independent Registered Public Accounting Firm — Filed Herewith.
(ii)
Power of Attorney dated April 23, 2018 is herein incorporated by reference from the Post-Effective Amendment No. 80 to the Registrant’s Registration Statement on Form N-1A filed with the Securities and Exchange Commission on April 30, 2018.

(iii)
Power of Attorney dated May 21, 2018 is herein incorporated by reference from the Post-Effective Amendment No. 85 to the Registrant’s Registration Statement on Form N-1A filed with the Securities and Exchange Commission on May 1, 2019.

(iv)
Power of Attorney dated April 4, 2019 is herein incorporated by reference from the Post-Effective Amendment No. 85 to the Registrant’s Registration Statement on Form N-1A filed with the Securities and Exchange Commission on May 1, 2019.

(k)			Omitted Financial Statements — Not Applicable.
(l)
Initial Capital Agreement dated September 14, 2000 is herein incorporated by reference from the Pre-Effective Amendment No. 2 to the Registrant’s Registration Statement on Form N-1A filed with the Securities and Exchange Commission on September 25, 2000.

(m)
Form of Amended and Restated Distribution and Shareholder Servicing Plan is herein incorporated by reference from the Post-Effective Amendment No. 16 to the Registrant’s Registration Statement on Form N-1A filed with the Securities and Exchange Commission on April 27, 2006.

(n)		Amended and Restated Rule 18f-3 Plan — Filed Herewith.
(o)		Reserved.
(p)		Codes of Ethics.
(i)
Code of Ethics for the Registrant and the Asset Management Division of the Advisor dated June 1, 2020 is herein incorporated by reference from the Post-Effective Amendment No. 92 to the Registrant’s Registration Statement on Form N-1A filed with the Securities and Exchange Commission on April 28, 2021.

	(ii)	Code of Ethics for the Subadvisor — Filed Herewith.

Item 29.    Persons Controlled by or Under Common Control with Registrant

No person is directly or indirectly controlled by or under common control with the Registrant.

Item 30.    Indemnification

Reference is made to Article VIII of the Registrant’s Amended and Restated By-Laws. In addition, the Wisconsin Business Corporation Law requires the Registrant to indemnify each of its officers and directors against liability incurred by the officer or director in any proceeding to which the officer or director was a party because he or she is an officer or director, unless liability was incurred because the officer or director breached or failed to perform a duty owed to the Registrant and the breach or failure to perform constitutes (i) a willful failure to deal fairly with the Registrant or its shareholders in connection with a matter in which the officer or director has a material conflict of interest; (ii) a violation of criminal law, unless the officer or director had reasonable cause to believe that his or her conduct was lawful or no reasonable cause to believe that it was unlawful; (iii) a transaction from which the officer or director derived an improper personal profit, or (iv) willful misconduct.

Pursuant to Rule 484 under the Securities Act of 1933, as amended, the Registrant furnishes the following undertaking: “Insofar as indemnification for liability arising under the Securities Act of 1933 (the “Act”) may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.”

The Registrant’s directors and officers are insured under a policy of insurance maintained by the Registrant’s investment adviser against certain liabilities that might be imposed as a result of actions, suits or proceedings to which they are parties by reason of being or having been such directors or officers.

Item 31.    Business and Other Connections of Investment Adviser

Robert W. Baird & Co. Incorporated (the “Advisor”) serves as the investment adviser for the Registrant. The Advisor is a registered broker-dealer as well as an investment adviser. The business and other connections of the Advisor are further described in the Advisor’s Uniform Application for Investment Advisor Registration (“Form ADV”) as filed with the SEC. The names and titles of the executive officers and directors of the Advisor are set forth in the table under Item 32(b), below. Each director and executive officer of the Advisor holds the same position with Baird Financial Corporation and Baird Financial Group, Inc. (“BFG”). Baird Financial Corporation and Baird Financial Group, Inc. are affiliates of the Advisor and are located at the same address as the Advisor.

Certain directors and executive officers of the Advisor also hold positions as directors or officer with other affiliated companies of the Advisor that are disclosed in the Advisor's Form ADV.

Greenhouse Funds LLLP (“Greenhouse”) serves as an investment subadvisor for the Baird Equity Opportunity Fund. The principal business address of Greenhouse is 650 South Exeter Street, Suite 1080, Baltimore, MD 21202. With respect to Greenhouse, the response to this Item is incorporated by reference to Greenhouse’s Form ADV on file with the SEC.

The Form ADV for the Advisor and Greenhouse listed above may be obtained, free of charge, on the SEC’s website at www.adviserinfo.sec.gov.

To the best of Registrant’s knowledge, none of the Advisor’s directors or executive officers is or has been engaged in any other business, profession, vocation or employment of a substantial nature for the past two fiscal years, except with respect to the affiliated companies of the Advisor described above and as noted below.

Name of Director/Officer	Other Business, Profession, Vocation or Employment of Substantial Nature Within Last Two Fiscal Years
Mary Ellen Stanek	Director of Northwestern Mutual Life Insurance Company 720 E. Wisconsin Avenue Milwaukee, Wisconsin 53202

Director of Wisconsin Energy Corporation and Wisconsin Electric Power Company 231 West Michigan Street P.O. Box 1331 Milwaukee, Wisconsin 53201

Terrance P. Maxwell	Trustee of Centerspace (f/k/a Investors Real Estate Trust) 1400 31st Avenue SW P.O. Box 1988 Minot, North Dakota 58702

Patrick S. Lawton	Director of Waterstone Financial, Inc. 11200 West Plank Court Wauwatosa, Wisconsin 53226

Michael J. Schroeder	Director of Sanitas Brewing Company 1860 38th Street Boulder, Colorado 80302

Item 32.    Principal Underwriter

a.Robert W. Baird & Co. Incorporated, 777 East Wisconsin Avenue, Milwaukee, Wisconsin, 53202, the Distributor for shares of the Registrant, also acts as the sub-adviser for the Bridge Builder Bond Fund, a series of the Bridge Builder Trust, the Principal MidCap Growth III Fund, a series of Principal Funds, Inc., and Pace International Equity Investments Fund, a series of the Pace Select Advisors Trust.

b.To the best of the Registrant’s knowledge, the directors and executive officers of Robert W. Baird & Co. Incorporated are as follows:

Name and Principal Business Address	Position and Offices with Robert W. Baird & Co. Incorporated	Positions and Offices with Registrant
Steven G. Booth	Director, President and Chief Executive Officer	None
Terrance P. Maxwell	Director, Managing Director and Chief Financial Officer	None
Paul L. Schultz	Secretary	None
Patrick S. Lawton	Director and Managing Director	None
Michael J. Schroeder	Director and Managing Director	None
Mary Ellen Stanek	Director and Managing Director	President

The address of each of the foregoing is 777 East Wisconsin Avenue, Milwaukee, Wisconsin 53202.

c.    Not applicable

Item 33.    Location of Accounts and Records

The books and records required to be maintained by the Registrant by Section 31(a) of the Investment Company Act of 1940 and the rules under that section are maintained at the Registrant’s principal offices, 777 East Wisconsin Avenue, Milwaukee, WI 53202, and/or in the following locations:

Registrant’s Fund Accountant, Fund Administrator and Transfer Agent	U.S. Bancorp Fund Services, LLC 615 East Michigan Street Milwaukee, WI 53202
Registrant’s Investment Advisor	Robert W. Baird & Co. Incorporated 777 East Wisconsin Avenue Milwaukee, WI 53202
Registrant’s Investment Subadvisor	Greenhouse Funds LLLP 650 South Exeter Street, Suite 1080 Baltimore, MD 21202
Registrant’s Custodian	U.S. Bank N.A. Custody Operations 1555 North River Center Drive, Suite 302 Milwaukee, WI 53212
Certain organizational documents and minutes	Godfrey & Kahn, S.C. 833 East Michigan Street, Suite 1800 Milwaukee, WI 53202

Item 34.    Management Services

Not applicable.

Item 35.    Undertakings

Not applicable.

SIGNATURES
Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant certifies that this Post-Effective Amendment No. 94 to its Registration Statement meets all of the requirements for effectiveness pursuant to Rule 485(b) of the Securities Act of 1933, as amended, and the Registrant has duly caused this Post-Effective Amendment No. 94 to its Registration Statement on Form N-1A to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Milwaukee and State of Wisconsin, on the 10th day of December, 2021.

BAIRD FUNDS, INC.
Registrant

By: /s/ Mary Ellen Stanek
Mary Ellen Stanek
President

Pursuant to the requirements of the Securities Act of 1933, as amended, this Post-Effective Amendment No. 94 to its Registration Statement has been signed below on December 10, 2021, by the following persons in the capacities indicated.

Signature	Title

/s/ Mary Ellen Stanek	President (Principal Executive Officer)
Mary Ellen Stanek

/s/ Dustin Hutter	Treasurer (Principal Financial and Accounting Officer)
Dustin Hutter

John W. Feldt*	Director
John W. Feldt

Darren R. Jackson*	Director
Darren R. Jackson

David J. Lubar*	Director
David J. Lubar

Cory L. Nettles*	Director
Cory L. Nettles

Marlyn J. Spear*	Director
Marlyn J. Spear

Frederick P. Stratton, Jr.*	Director
Frederick P. Stratton, Jr.

*By: /s/ Mary Ellen Stanek
Mary Ellen Stanek President and Attorney-In-Fact Pursuant to Powers of Attorney filed May 1, 2018, Post-Effective Amendment No. 80 and May 1, 2019, Post-Effective Amendment No. 85